UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23341

Name of Fund: BlackRock Funds IV

BlackRock Global Long/Short Credit Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds IV, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2019

Date of reporting period: 10/31/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) October 31, 2018	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities — 13.3%

Cayman Islands — 6.3%(a)(b)
Allegro CLO II-S Ltd., Series 2014-1RA, Class B, (LIBOR USD 3 Month + 2.15%), 4.30%, 10/21/28	USD	550	$549,702
Allegro CLO VI Ltd.:
Series 2017-2A, Class C, (LIBOR USD 3 Month + 1.80%), 4.25%, 01/17/31		1,600	1,587,841
Series 2017-2A, Class D, (LIBOR USD 3 Month + 2.75%), 5.20%, 01/17/31		500	492,490
Allegro CLO VII Ltd., Series 2018-1A, Class A, (LIBOR USD 3 Month + 1.10%), 3.49%, 06/13/31		1,000	997,053
ALM VI Ltd.:
Series 2012-6A, Class BR3, (LIBOR USD 3 Month + 1.75%), 4.19%, 07/15/26		2,500	2,473,164
Series 2012-6A, Class CR3, (LIBOR USD 3 Month + 2.70%), 5.14%, 07/15/26		1,000	993,595
ALM VII Ltd., Series 2012-7A, Class A1R, (LIBOR USD 3 Month + 1.48%), 3.92%, 10/15/28		12,000	12,036,434
ALM VIII Ltd., Series 2013-8A, Class A1R, (LIBOR USD 3 Month + 1.49%), 3.93%, 10/15/28		2,750	2,750,662
ALM XVI Ltd., Series 2015-16A, Class CR2, (LIBOR USD 3 Month + 2.70%), 5.14%, 07/15/27		1,000	983,157
AMMC CLO XII Ltd., Series 2013-12A, Class CR, (LIBOR USD 3 Month + 1.90%), 4.24%, 11/10/30		1,500	1,480,772
Anchorage Capital CLO 1-R Ltd.:
Series 2018-1RA, Class A1, (LIBOR USD 3 Month + 0.99%), 3.43%, 04/13/31		1,000	993,517
Series 2018-1RA, Class C, (LIBOR USD 3 Month + 1.80%), 4.24%, 04/13/31		1,300	1,289,882
Anchorage Capital CLO 3-R Ltd., Series 2014-3RA, Class B, (LIBOR USD 3 Month + 1.50%), 4.01%, 01/28/31		2,500	2,484,323
Anchorage Capital CLO 4-R Ltd., Series 2014-4RA, Class C, (LIBOR USD 3 Month + 1.85%), 4.36%, 01/28/31		500	491,894
Anchorage Capital CLO 7 Ltd., Series 2015-7A, Class CR, (LIBOR USD 3 Month + 1.70%), 4.14%, 10/15/27		1,750	1,735,710
Anchorage Capital CLO 8 Ltd., Series 2016-8A, Class AR, (LIBOR USD 3 Month + 1.00%), 3.51%, 07/28/28		2,200	2,199,380
Anchorage Capital CLO Ltd.:
Series 2013-1A, Class BR, (LIBOR USD 3 Month + 2.15%), 4.59%, 10/13/30		1,000	1,000,414
Series 2013-1A, Class CR, (LIBOR USD 3 Month + 3.20%), 5.64%, 10/13/30		1,000	1,002,218
Series 2018-10A, Class A1A, (LIBOR USD 3 Month + 1.20%), 3.63%, 10/15/31		1,800	1,800,474
Apidos CLO XV:
Series 2013-15A, Class A1RR, (LIBOR USD 3 Month + 1.01%), 3.48%, 04/20/31		1,000	994,983

Security		Par (000)	Value
Cayman Islands (continued)
Series 2013-15A, Class CRR, (LIBOR USD 3 Month + 1.85%), 4.32%, 04/20/31	USD	1,000	$991,423
Apidos CLO XX, Series 2015-20A, Class CR, (LIBOR USD 3 Month + 2.95%), 5.39%, 07/16/31		1,000	994,698
Apidos CLO XXV:
Series 2016-25A, Class A1, (LIBOR USD 3 Month + 1.46%), 3.93%, 10/20/28		3,500	3,501,131
Series 2016-25A, Class A1R, (LIBOR USD 3 Month + 1.17%), 3.76%, 10/20/31		3,500	3,500,000
Apidos CLO XXX, Series XXXA, Class A1A, (LIBOR USD 3 Month + 1.14%), 3.56%, 10/18/31		1,000	999,343
Ares XLIV CLO Ltd., Series 2017-44A, Class D, (LIBOR USD 3 Month + 6.55%), 8.99%, 10/15/29		1,000	1,012,259
ARES XLIV CLO Ltd., Series 2017-44A, Class C, (LIBOR USD 3 Month + 3.45%), 5.89%, 10/15/29		1,000	1,005,776
Ares XLIX CLO Ltd., Series 2018-49A, Class B, (LIBOR USD 3 Month + 1.65%), 3.99%, 07/22/30		1,000	998,588
Ares XLVII CLO Ltd., Series 2018-47A, Class D, (LIBOR USD 3 Month + 2.70%), 5.14%, 04/15/30		5,300	5,236,710
ARES XLVII CLO Ltd., Series 2018-47A, Class E, (LIBOR USD 3 Month + 5.50%), 7.94%, 04/15/30		3,500	3,469,624
Ares XLVIII CLO:
Series 2018-48A, Class C, (LIBOR USD 3 Month + 1.80%), 4.14%, 07/20/30		1,000	991,599
Series 2018-48A, Class D, (LIBOR USD 3 Month + 2.70%), 5.04%, 07/20/30		1,500	1,480,412
Ares XXXIIR CLO Ltd.:
Series 2014-32RA, Class B, (LIBOR USD 3 Month + 1.80%), 4.11%, 05/15/30		500	495,426
Series 2014-32RA, Class C, (LIBOR USD 3 Month + 2.90%), 5.21%, 05/15/30		500	494,043
Series 2014-32RA, Class D, (LIBOR USD 3 Month + 5.85%), 8.16%, 05/15/30		1,000	987,653
Ares XXXVII CLO Ltd., Series 2015-4A, Class BR, (LIBOR USD 3 Month + 1.80%), 4.24%, 10/15/30		2,500	2,482,367
Atlas Senior Loan Fund X Ltd.:
Series 2018-10A, Class C, (LIBOR USD 3 Month + 1.85%), 4.29%, 01/15/31		1,000	991,621
Series 2018-10A, Class D, (LIBOR USD 3 Month + 2.75%), 5.19%, 01/15/31		500	492,477
Atlas Senior Loan Fund XII Ltd., Series 2018-12A, Class A1, (LIBOR USD 3 Month + 1.18%), 3.63%, 10/24/31		400	399,210
Atrium XIV LLC, Series 14A, Class C, (LIBOR USD 3 Month + 1.95%), 4.26%, 08/23/30		1,000	994,431
Benefit Street Partners CLO XII Ltd.:
Series 2017-12A, Class C, (LIBOR USD 3 Month + 3.05%), 5.49%, 10/15/30		1,250	1,250,869
Series 2017-12A, Class D, (LIBOR USD 3 Month + 6.41%), 8.85%, 10/15/30		1,500	1,513,456

1

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Cayman Islands (continued)
Benefit Street Partners CLO XV Ltd., Series 2018-15A, Class A1, (LIBOR USD 3 Month + 1.15%), 3.31%, 07/18/31	USD	1,100	$1,098,747
Burnham Park CLO Ltd., Series 2016-1A, Class A, (LIBOR USD 3 Month + 1.43%), 3.90%, 10/20/29		3,000	3,016,809
Carlyle Global Market Strategies CLO Ltd.:
Series 2013-4A, Class DRR, (LIBOR USD 3 Month + 2.65%), 5.09%, 01/15/31		800	785,292
Series 2014-2RA, Class A1, (LIBOR USD 3 Month + 1.05%), 3.36%, 05/15/31		1,000	997,575
Series 2014-5A, Class A1RR, (LIBOR USD 3 Month + 1.14%), 3.47%, 07/15/31		2,450	2,450,004
Series 2015-3A, Class A2R, (LIBOR USD 3 Month + 1.60%), 4.11%, 07/28/28		700	697,986
Carlyle US CLO Ltd.:
Series 2016-4A, Class BR, (LIBOR USD 3 Month + 2.10%), 4.57%, 10/20/27		400	399,777
Series 2017-2A, Class C, (LIBOR USD 3 Month + 3.70%), 6.17%, 07/20/31		750	755,924
CBAM Ltd.:
Series 2017-3A, Class E1, (LIBOR USD 3 Month + 6.50%), 8.95%, 10/17/29		1,000	1,009,906
Series 2018-6A, Class A, (LIBOR USD 3 Month + 0.94%), 3.33%, 07/15/31		1,000	996,870
Cedar Funding IX CLO Ltd., Series 2018-9A, Class E, (LIBOR USD 3 Month + 5.35%), 7.82%, 04/20/31		1,000	975,826
Cedar Funding VII CLO Ltd., Series 2018-7A, Class A1, (LIBOR USD 3 Month + 1.00%), 3.47%, 01/20/31		1,200	1,193,678
Cedar Funding VIII CLO Ltd.:
Series 2017-8A, Class D, (LIBOR USD 3 Month + 3.25%), 5.70%, 10/17/30		1,105	1,106,972
Series 2017-8A, Class E, (LIBOR USD 3 Month + 6.35%), 8.80%, 10/17/30		1,000	1,008,455
Cent CLO 17 Ltd.:
Series C17A, Class A1AR, (LIBOR USD 3 Month + 1.03%), 3.33%, 04/30/31		1,200	1,198,128
Series C17A, Class BR, (LIBOR USD 3 Month + 1.85%), 4.15%, 04/30/31		1,000	995,143
Series C17A, Class CR, (LIBOR USD 3 Month + 2.80%), 5.10%, 04/30/31		1,000	995,157
Series C17A, Class DR, (LIBOR USD 3 Month + 6.00%), 8.30%, 04/30/31		1,500	1,487,816
CIFC Funding Ltd.:
Series 2013-2A, Class B1LR, (LIBOR USD 3 Month + 3.05%), 5.49%, 10/18/30		1,000	1,001,775
Series 2014-2RA, Class A1, (LIBOR USD 3 Month + 1.05%), 3.54%, 04/24/30		1,000	997,900
Series 2014-2RA, Class A3, (LIBOR USD 3 Month + 1.90%), 4.39%, 04/24/30		500	496,748
Series 2014-4RA, Class B, (LIBOR USD 3 Month + 2.20%), 4.66%, 10/17/30(c)		400	400,000
Series 2014-4RA, Class C, (LIBOR USD 3 Month + 3.20%), 5.66%, 10/17/30(c)		750	750,000
Series 2018-1A, Class C, (LIBOR USD 3 Month + 1.75%), 4.19%, 04/18/31		1,000	995,599
Series 2018-4A, Class A1, (LIBOR USD 3 Month + 1.15%), 3.58%, 10/17/31		1,300	1,299,641
Series 2018-4A, Class B, (LIBOR USD 3 Month + 2.10%), 4.53%, 10/17/31		550	546,562
Series 2018-4A, Class D, (LIBOR USD 3 Month + 5.90%), 8.33%, 10/17/31		600	590,670

Security		Par (000)	Value
Cayman Islands (continued)
Dewolf Park CLO Ltd.:
Series 2017-1A, Class C, (LIBOR USD 3 Month + 2.15%), 4.59%, 10/15/30	USD	1,000	$1,000,770
Series 2017-1A, Class D, (LIBOR USD 3 Month + 3.15%), 5.59%, 10/15/30		1,000	1,004,991
Series 2017-1A, Class E, (LIBOR USD 3 Month + 6.20%), 8.64%, 10/15/30		1,000	1,008,834
Dryden 50 Senior Loan Fund, Series 2017-50A, Class C, (LIBOR USD 3 Month + 2.25%), 4.69%, 07/15/30		1,500	1,504,153
Elevation CLO Ltd., Series 2017-7A, Class C, (LIBOR USD 3 Month + 1.90%), 4.34%, 07/15/30		1,000	981,447
Fillmore Park CLO Ltd., Series 2018-1A, Class D, (LIBOR USD 3 Month + 2.90%), 5.15%, 07/15/30		440	435,845
Galaxy XIX CLO Ltd., Series 2015-19A, Class A1R, (LIBOR USD 3 Month + 1.22%), 3.71%, 07/24/30		3,500	3,502,618
Galaxy XVIII CLO Ltd., Series 2018-28A, Class A1, (LIBOR USD 3 Month + 1.10%), 3.44%, 07/15/31		4,880	4,864,796
Galaxy XXV CLO Ltd., Series 2018-25A, Class E, (LIBOR USD 3 Month + 5.95%), 8.29%, 10/25/31		625	616,710
Galaxy XXVI CLO Ltd., Series 2018-26A, Class E, (LIBOR USD 3 Month + 5.85%), 0.00%, 11/22/31		500	495,000
Galaxy XXVII CLO Ltd.:
Series 2018-27A, Class A, (LIBOR USD 3 Month + 1.02%), 3.34%, 05/16/31		2,500	2,485,026
Series 2018-27A, Class C, (LIBOR USD 3 Month + 1.80%), 4.12%, 05/16/31		1,500	1,486,988
Gilbert Park CLO Ltd., Series 2017-1A, Class E, (LIBOR USD 3 Month + 6.40%), 8.84%, 10/15/30		1,000	1,010,773
GoldenTree Loan Management US CLO 3 Ltd., Series 2018-3A, Class D, (LIBOR USD 3 Month + 2.85%), 5.32%, 04/20/30		750	743,295
GoldenTree Loan Opportunities IX Ltd., Series 2014-9A, Class AR2, (LIBOR USD 3 Month + 1.11%), 3.62%, 10/29/29(c)		4,000	4,000,000
Greenwood Park CLO Ltd.:
Series 2018-1A, Class D, (LIBOR USD 3 Month + 2.50%), 4.94%, 04/15/31		630	616,020
Series 2018-1A, Class E, (LIBOR USD 3 Month + 4.95%), 7.39%, 04/15/31		650	626,131
Highbridge Loan Management Ltd.:
Series 12A-18, Class B, (LIBOR USD 3 Month + 1.85%), 4.22%, 07/18/31		1,250	1,237,964
Series 6A-2015, Class A1R, (LIBOR USD 3 Month + 1.00%), 3.34%, 02/05/31		550	546,991
Series 7A-2015, Class CR, (LIBOR USD 3 Month + 1.70%), 4.01%, 03/15/27		2,500	2,484,852
Series 7A-2015, Class DR, (LIBOR USD 3 Month + 2.40%), 4.71%, 03/15/27		1,000	978,666
Series 8A-2016, Class CR, (LIBOR USD 3 Month + 1.95%), 4.30%, 07/20/30		1,000	987,240
HPS Loan Management Ltd., Series 11A-17, Class C, (LIBOR USD 3 Month + 2.35%), 4.69%, 05/06/30		1,575	1,579,895
Jay Park CLO Ltd.:
Series 2016-1A, Class CR, (LIBOR USD 3 Month + 2.65%), 5.18%, 10/20/27		500	500,000

2

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Cayman Islands (continued)
Series 2016-1A, Class DR, (LIBOR USD 3 Month + 5.20%), 7.73%, 10/20/27	USD	1,000	$1,000,000
LCM XIV LP:
Series 14A, Class CR, (LIBOR USD 3 Month + 1.85%), 4.32%, 07/20/31		500	495,982
Series 14A, Class ER, (LIBOR USD 3 Month + 5.50%), 7.97%, 07/20/31		1,000	983,581
LCM XXIV Ltd., Series 24A, Class C, (LIBOR USD 3 Month + 2.25%), 4.72%, 03/20/30		1,000	999,230
LCM XXV Ltd., Series 25A, Class D, (LIBOR USD 3 Month + 3.45%), 5.92%, 07/20/30		1,000	1,005,891
Long Point Park CLO Ltd., Series 2017-1A, Class B, (LIBOR USD 3 Month + 1.70%), 4.15%, 01/17/30		1,000	988,705
Madison Park Funding X Ltd.:
Series 2012-10A, Class AR, (LIBOR USD 3 Month + 1.45%), 3.92%, 01/20/29		5,500	5,508,303
Series 2012-10A, Class DR, (LIBOR USD 3 Month + 4.20%), 6.67%, 01/20/29		2,630	2,651,623
Madison Park Funding XIII Ltd., Series 2014-13A, Class DR2, (LIBOR USD 3 Month + 2.85%), 5.30%, 04/19/30		1,000	996,584
Madison Park Funding XVI Ltd., Series 2015-16A, Class D, (LIBOR USD 3 Month + 5.50%), 7.97%, 04/20/26		1,000	1,002,439
Madison Park Funding XXV Ltd., Series 2017-25A, Class A1, (LIBOR USD 3 Month + 1.18%), 3.67%, 04/25/29		1,000	1,000,937
Madison Park Funding XXVII Ltd.:
Series 2018-27A, Class A1A, (LIBOR USD 3 Month + 1.03%), 3.50%, 04/20/30		1,000	998,217
Series 2018-27A, Class B, (LIBOR USD 3 Month + 1.80%), 4.27%, 04/20/30		1,000	991,378
Neuberger Berman CLO XV, Series 2013-15A, Class CR, (LIBOR USD 3 Month + 2.05%), 4.49%, 10/15/29		1,000	995,544
Neuberger Berman CLO XVII Ltd., Series 2014-17A, Class DR, (LIBOR USD 3 Month + 3.65%), 6.12%, 04/22/29		568	571,890
Neuberger Berman CLO XXI Ltd.:
Series 2016-21A, Class CR, (LIBOR USD 3 Month + 1.60%), 4.07%, 04/20/27		1,000	991,793
Series 2016-21A, Class DR, (LIBOR USD 3 Month + 2.40%), 4.87%, 04/20/27		1,000	978,200
Neuberger Berman CLO XXII Ltd.:
Series 2016-22A, Class BR, (LIBOR USD 3 Month + 1.65%), 4.10%, 10/17/30		500	499,903
Series 2016-22A, Class CR, (LIBOR USD 3 Month + 2.20%), 4.65%, 10/17/30		1,000	999,169
Neuberger Berman CLO XXIII Ltd.:
Series 2016-23A, Class CR, (LIBOR USD 3 Month + 2.15%), 4.60%, 10/17/27		500	499,712
Series 2016-23A, Class DR, (LIBOR USD 3 Month + 2.90%), 5.35%, 10/17/27		300	299,983
Neuberger Berman Loan Advisers CLO 26 Ltd.:
Series 2017-26A, Class A, (LIBOR USD 3 Month + 1.17%), 3.62%, 10/18/30		1,000	1,001,708
Series 2017-26A, Class C, (LIBOR USD 3 Month + 1.75%), 4.20%, 10/18/30		1,000	983,809
OCP CLO Ltd.:
Series 2015-8A, Class CR, (LIBOR USD 3 Month + 2.80%), 5.25%, 04/17/27		1,000	1,001,049
Series 2017-14A, Class B, (LIBOR USD 3 Month + 1.95%), 4.27%, 11/20/30		1,000	982,177

Security		Par (000)	Value
Cayman Islands (continued)
Octagon Investment Partners 32 Ltd.:
Series 2017-1A, Class C, (LIBOR USD 3 Month + 2.25%), 4.69%, 07/15/29	USD	1,000	$1,001,241
Series 2017-1A, Class D, (LIBOR USD 3 Month + 3.40%), 5.84%, 07/15/29		1,000	1,005,261
Series 2017-1A, Class E, (LIBOR USD 3 Month + 6.20%), 8.64%, 07/15/29		1,500	1,511,788
Octagon Investment Partners 33 Ltd., Series 2017-1A, Class C, (LIBOR USD 3 Month + 2.75%), 5.22%, 01/20/31		1,000	995,003
Octagon Investment Partners 35 Ltd., Series 2018-1A, Class C, (LIBOR USD 3 Month + 2.60%), 5.07%, 01/20/31		1,000	985,171
Octagon Investment Partners 39 Ltd., Series 2018-3A, Class E, (LIBOR USD 3 Month + 5.75%), 0.00%, 10/20/30		600	592,497
Octagon Investment Partners XIV Ltd., Series 2012-1A, Class A1AR, (LIBOR USD 3 Month + 1.17%), 3.61%, 07/15/29		550	550,421
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class DR2, (LIBOR USD 3 Month + 2.50%), 4.99%, 01/25/31		1,000	994,987
Octagon Investment Partners XXII Ltd.:
Series 2014-1A, Class CRR, (LIBOR USD 3 Month + 1.90%), 4.37%, 01/22/30		600	595,000
Series 2014-1A, Class DRR, (LIBOR USD 3 Month + 2.75%), 5.22%, 01/22/30		1,000	990,601
OHA Credit Partners XIV Ltd., Series 2017-14A, Class C, (LIBOR USD 3 Month + 1.80%), 4.27%, 01/21/30		2,000	1,977,599
OZLM Funding IV Ltd., Series 2013-4A, Class BR, (LIBOR USD 3 Month + 2.20%), 4.67%, 10/22/30		1,500	1,502,645
OZLM Funding Ltd.:
Series 2012-1A, Class BR2, (LIBOR USD 3 Month + 2.30%), 4.77%, 07/23/29		1,150	1,153,875
Series 2012-1A, Class CR2, (LIBOR USD 3 Month + 3.60%), 6.07%, 07/23/29		1,000	1,007,196
OZLM VI Ltd.:
Series 2014-6A, Class B1S, (LIBOR USD 3 Month + 2.10%), 4.55%, 04/17/31		1,000	998,590
Series 2014-6A, Class CS, (LIBOR USD 3 Month + 3.13%), 5.58%, 04/17/31		550	553,789
OZLM VIII Ltd., Series 2014-8A, Class BR, (LIBOR USD 3 Month + 2.25%), 4.70%, 10/17/26		3,000	3,002,667
OZLM XX Ltd.:
Series 2018-20A, Class B, (LIBOR USD 3 Month + 1.95%), 4.42%, 04/20/31		1,000	991,793
Series 2018-20A, Class C, (LIBOR USD 3 Month + 2.95%), 5.42%, 04/20/31		1,000	991,130
Palmer Square CLO Ltd.:
Series 2013-2A, Class AARR, (LIBOR USD 3 Month + 1.20%), 3.65%, 10/17/31(c)		500	500,000
Series 2013-2A, Class BRR, (LIBOR USD 3 Month + 2.20%), 4.65%, 10/17/31(c)		750	750,000
Series 2013-2A, Class CRR, (LIBOR USD 3 Month + 3.20%), 5.65%, 10/17/31(c)		350	350,000
Series 2013-2A, Class DRR, (LIBOR USD 3 Month + 5.85%), 8.30%, 10/17/31(c)		700	692,930
Series 2014-1A, Class CR2, (LIBOR USD 3 Month + 2.65%), 5.10%, 01/17/31		515	501,678
Series 2015-2A, Class A1AR, (LIBOR USD 3 Month + 1.27%), 3.74%, 07/20/30		500	500,777

3

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Cayman Islands (continued)
Series 2018-1A, Class D, (LIBOR USD 3 Month + 5.15%), 7.59%, 04/18/31	USD	1,000	$991,238
Park Avenue Institutional Advisers CLO Ltd., Series 2016-1A, Class A2R, (LIBOR USD 3 Month + 1.80%), 4.11%, 08/23/31		500	499,875
Recette CLO Ltd., Series 2015-1A, Class CR, (LIBOR USD 3 Month + 1.70%), 4.17%, 10/20/27		1,000	991,712
Rockford Tower CLO Ltd.:
Series 2018-1A, Class A, (LIBOR USD 3 Month + 1.10%), 3.36%, 05/20/31		1,500	1,493,498
Series 2018-1A, Class D, (LIBOR USD 3 Month + 3.00%), 5.26%, 05/20/31		600	596,161
Series 2018-2A, Class A, (LIBOR USD 3 Month + 1.16%), 3.59%, 10/20/31		1,700	1,696,160
Series 2018-2A, Class C, (LIBOR USD 3 Month + 2.20%), 4.63%, 10/20/31		500	494,980
Series 2018-2A, Class D, (LIBOR USD 3 Month + 3.10%), 5.53%, 10/20/31		1,000	989,581
Series 2018-2A, Class E, (LIBOR USD 3 Month + 6.00%), 8.43%, 10/20/31		600	585,785
RR 5 Ltd., Series 2018-5A, Class B, (LIBOR USD 3 Month + 2.25%), 4.68%, 10/15/31(c)		500	499,950
Sound Point CLO II Ltd., Series 2013-1A, Class A1R, (LIBOR USD 3 Month + 1.07%), 3.58%, 01/26/31		1,000	997,090
Sound Point CLO XXI Ltd., Series 2018-3A, Class A1A, (LIBOR USD 3 Month + 1.18%), 3.59%, 10/26/31		1,500	1,499,131
Sounds Point CLO IV-R Ltd., Series 2013-3RA, Class A, (LIBOR USD 3 Month + 1.15%), 3.59%, 04/18/31		1,000	1,000,487
Stewart Park CLO Ltd.:
Series 2015-1A, Class CR, (LIBOR USD 3 Month + 1.80%), 4.24%, 01/15/30		1,000	987,128
Series 2015-1A, Class DR, (LIBOR USD 3 Month + 2.60%), 5.04%, 01/15/30		500	494,097
TICP CLO IX Ltd., Series 2017-9A, Class B, (LIBOR USD 3 Month + 1.60%), 4.07%, 01/20/31		1,000	997,577
TICP CLO VI Ltd., Series 2016-5A, Class ER, (LIBOR USD 3 Month + 5.75%), 8.20%, 07/17/31		1,000	982,783
TICP CLO XI Ltd.:
Series 2018-11A, Class A, (LIBOR USD 3 Month + 1.18%), 3.62%, 10/20/31		1,500	1,499,206
Series 2018-11A, Class C, (LIBOR USD 3 Month + 2.15%), 4.59%, 10/20/31		1,000	998,851
Series 2018-11A, Class D, (LIBOR USD 3 Month + 3.05%), 5.49%, 10/20/31		1,000	999,577
Series 2018-11A, Class E, (LIBOR USD 3 Month + 6.00%), 8.44%, 10/20/31		1,000	999,508
Tryon Park CLO Ltd., Series 2013-1A, Class A1SR, (LIBOR USD 3 Month + 0.89%), 3.33%, 04/15/29		700	698,386
Venture XXIV CLO Ltd., Series 2016-24A, Class A1P, (LIBOR USD 3 Month + 1.56%), 4.03%, 10/20/28		2,250	2,250,732
Vibrant CLO VII Ltd., Series 2017-7A, Class D, (LIBOR USD 3 Month + 6.60%), 9.07%, 09/15/30		1,000	1,012,085
Voya CLO Ltd.:
Series 2014-1A, Class BR2, (LIBOR USD 3 Month + 1.90%), 4.34%, 04/18/31		700	701,820

Security		Par (000)	Value
Cayman Islands (continued)
Series 2014-4A, Class BR2, (LIBOR USD 3 Month + 2.09%), 4.53%, 07/14/31	USD	300	$298,660
Series 2017-1A, Class C, (LIBOR USD 3 Month + 3.33%), 5.78%, 04/17/30		500	502,395
Series 2017-2A, Class D, (LIBOR USD 3 Month + 6.02%), 8.46%, 06/07/30		800	805,228
Series 2018-1A, Class B, (LIBOR USD 3 Month + 1.80%), 4.14%, 04/19/31		1,200	1,182,639
Webster Park CLO Ltd., Series 2015-1A, Class CR, (LIBOR USD 3 Month + 2.90%), 5.37%, 07/20/30		1,000	998,002
York CLO-1 Ltd.:
Series 2014-1A, Class ARR, (LIBOR USD 3 Month + 1.12%), 3.29%, 10/22/29		3,700	3,693,905
Series 2014-1A, Class BRR, (LIBOR USD 3 Month + 1.65%), 3.82%, 10/22/29		1,000	999,114
Series 2014-1A, Class CRR, (LIBOR USD 3 Month + 2.10%), 4.27%, 10/22/29		600	599,997
Series 2014-1A, Class DRR, (LIBOR USD 3 Month + 3.01%), 5.18%, 10/22/29		670	669,236
York CLO-2 Ltd.:
Series 2015-1A, Class CR, (LIBOR USD 3 Month + 1.85%), 4.32%, 01/22/31		1,500	1,484,295
Series 2015-1A, Class DR, (LIBOR USD 3 Month + 2.60%), 5.07%, 01/22/31		3,441	3,350,333
York CLO-3 Ltd.:
Series 2016-1A, Class DR, (LIBOR USD 3 Month + 3.60%), 6.07%, 10/20/29		3,000	3,017,288
Series 2016-1A, Class ER, (LIBOR USD 3 Month + 6.40%), 8.87%, 10/20/29		1,500	1,513,724
York CLO-5 Ltd., Series 2018-1A, Class E, (LIBOR USD 3 Month + 6.01%), 8.44%, 10/22/31		500	498,729

			233,264,135
Ireland — 3.8%
Aclo, Series 2X, Class B, (EURIBOR 3 Month + 1.35%), 1.35%, 10/13/29(b)	EUR	4,434	4,977,703
Anchorage Capital Europe CLO 2 DAC, Series 2X, Class E, (EURIBOR 3 Month + 5.66%), 5.66%, 05/15/31(b)		1,750	1,922,767
Aqueduct European CLO DAC(b):
Series 2017-2X, Class B1, (EURIBOR 3 Month + 1.20%), 1.20%, 10/15/30		4,269	4,717,978
Series 2017-2X, Class E, (EURIBOR 3 Month + 4.40%), 4.40%, 10/15/30		919	969,981
Arbour CLO DAC, Series 2014-1X, Class E, (EURIBOR 3 Month + 5.00%), 5.00%, 07/15/27(b)		4,113	4,663,218
Arbour CLO IV DAC, Series 4X, Class E, (EURIBOR 3 Month + 5.60%), 5.60%, 01/15/30(b)		1,833	2,078,082
Avoca Capital CLO X Ltd., Series 10X, Class ER, (EURIBOR 3 Month + 6.05%), 6.05%, 01/15/30(b)		2,100	2,400,033
Avoca CLO XV DAC:
Series 15X, Class ER, (EURIBOR 3 Month + 4.13%), 4.13%, 04/15/31(b)		2,930	3,110,470
Series 15X, Class FR, (EURIBOR 3 Month + 5.84%), 5.84%, 04/15/31(b)		3,425	3,565,417
Series 15X, Class M1, 0.00%, 04/15/31(d)		5,300	4,968,510

4

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Ireland (continued)
Avoca CLO XVIII DAC(b):
Series 18X, Class B1, (EURIBOR 3 Month + 1.25%), 1.25%, 04/15/31	EUR	9,600	$10,627,599
Series 2018X, Class E, (EURIBOR 3 Month + 4.60%), 4.60%, 04/15/31		3,800	4,069,168
Bain Capital Euro CLO DAC, Series 2018-2X, Class B1, (EURIBOR 3 Month + 1.75%), 0.00%, 01/20/32(b)		3,653	4,137,570
Bilbao CLO I DAC(b):
Series 1X, Class A2A, (EURIBOR 3 Month + 1.30%), 1.30%, 07/20/31		7,100	7,859,836
Series 1X, Class D, (EURIBOR 3 Month + 4.73%), 4.73%, 07/20/31		2,400	2,525,791
BlueMountain Fuji EUR CLO III DAC, Series 3X, Class E, (EURIBOR 3 Month + 5.26%), 5.26%, 01/15/31(b)		1,308	1,441,346
Cadogan Square CLO X DAC, Series 10X, Class M, 0.00%, 10/25/30(d)		1,100	1,214,767
Cadogan Square CLO XI DAC, Series 11X, Class C, (EURIBOR 3 Month + 1.85%), 1.85%, 02/15/31(b)		2,230	2,501,029
CGMSE, Series 2014-2X, 0.00%, 11/15/31(d)		2,305	2,555,932
CVC Cordatus Loan Fund IV Ltd.(b):
Series 4X, Class E, (EURIBOR 6 Month + 5.90%), 5.90%, 01/24/28		1,300	1,476,218
Series 4X, Class SUB, (EURIBOR 6 Month + 0.00%), 0.00%, 01/24/28		12,600	12,405,605
CVC Cordatus Loan Fund VI DAC, Series 6X, Class SUB, 0.00%, 04/15/32(d)		6,790	5,191,218
CVC Cordatus Loan Fund VIII DAC, Series 8X, Class E, (EURIBOR 3 Month + 5.70%), 5.70%, 04/23/30(b)		1,100	1,254,545
GLC Euro CLO IV DAC(b):
Series 4X, (EURIBOR 3 Month + 0.70%), 0.70%, 10/15/30		10,300	11,505,153
Series 4X, (EURIBOR 3 Month + 1.05%), 1.05%, 10/15/30(c)		5,948	6,713,422
GLG Euro CLO IV DAC, Series 4X, Class E, (EURIBOR 3 Month + 4.27%), 4.27%, 05/15/31(b)		3,000	3,132,896
Harvest CLO XVI DAC, Series 16X, Class ER, (EURIBOR 3 Month + 5.57%), 5.57%, 10/15/31(b)		1,690	1,856,745
OCP Euro CLO DAC(b):
Series 2017-2X, Class B, (EURIBOR 3 Month + 1.35%), 1.35%, 01/15/32		2,650	2,957,330
Series 2017-2X, Class E, (EURIBOR 3 Month + 5.00%), 5.00%, 01/15/32		1,572	1,722,746
Series 2017-2X, Class F, (EURIBOR 3 Month + 6.40%), 6.40%, 01/15/32		1,000	1,045,846
OCP Euro DAC, Series 2017-1X, Class E, (EURIBOR 3 Month + 5.35%), 5.35%, 06/18/30(b)		800	895,765
OZLME, Series 4X, Class B1, (EURIBOR 3 Month + 1.35%), 1.35%, 10/15/31(b)		4,770	5,319,626
OZLME II DAC, Series 2X, Class E, (EURIBOR 3 Month + 4.90%), 4.90%, 10/15/30(b)		1,302	1,418,896
RFTE, 0.00%, 12/20/31(d)		9,690	10,975,378
Voya Euro CLO I DAC, Series 1X, Class SUB, (EURIBOR 3 Month + 0.00%), 0.00%, 10/15/30		2,894	3,333,852

			141,512,438

Security		Par (000)	Value
Netherlands — 1.2%
ALME Loan Funding V BV, Series 5X, Class B1R, (EURIBOR 3 Month + 1.60%), 1.60%, 07/15/31(b)	EUR	5,000	$5,676,324
Ares European CLO VIII BV, Series 8X, Class E, (EURIBOR 3 Month + 6.35%), 6.35%, 02/17/30(b)		907	1,035,865
Avoca CLO XIV Designated Activity Co.:
Series 14X, Class ER, (EURIBOR 3 Month + 4.70%), 4.70%, 01/12/31(b)		1,970	2,139,407
Series 14X, Class FR, (EURIBOR 3 Month + 6.35%), 6.35%, 01/12/31(b)		2,200	2,334,546
Series 14X, Class SUB, 0.00%, 01/12/31(d)		1,500	1,303,885
Avoca CLO XVII Designated Activity Co., Series 17X, Class E, (EURIBOR 3 Month + 5.95%), 5.95%, 01/15/30(b)		1,829	2,078,806
Cairn CLO IX BV:
Series 2018-9X, Class B1, (EURIBOR 3 Month + 1.00%), 1.00%, 03/21/32(b)		4,300	4,679,220
Series 2018-9X, Class M2, 0.00%, 03/21/32(d)		1,900	2,118,964
Dryden 32 Euro CLO BV, Series 2014-32X, Class B1R, (EURIBOR 3 Month + 1.70%), 1.70%, 08/15/31(b)		1,647	1,870,214
Dryden 46 Euro CLO BV, Series 2016-46X, Class E, (EURIBOR 3 Month + 5.75%), 5.75%, 01/15/30(b)		1,352	1,550,825
Dryden 56 Euro CLO BV, Series 2017-56X, Class E, (EURIBOR 3 Month + 4.72%), 4.72%, 01/15/32(b)		2,085	2,264,616
Euro-Galaxy V CLO BV, Series 2016-5X, Class E, (EURIBOR 3 Month + 6.30%), 6.30%, 11/10/30(b)		1,400	1,591,122
Halcyon Loan Advisors European Funding, Series 2018-1X, Class B1, (EURIBOR 3 Month + 1.48%), 1.48%, 10/18/31(b)		4,200	4,691,163
Jubilee CDO VIII BV, Series VIII-X, Class SUB, (EURIBOR 6 Month + 5.00%), 4.73%, 01/15/24(b)(c)		11,440	1
OZLME BV, Series 1X, Class E, (EURIBOR 3 Month + 6.45%), 6.45%, 01/18/30(b)		1,582	1,808,171
OZLME III DAC:
Series 3X, Class E, (EURIBOR 3 Month + 4.80%), 4.80%, 08/24/30(b)		3,200	3,476,975
Series 3X, Class SUB, 0.00%, 08/24/30(d)		5,300	5,160,469

			43,780,573
United Kingdom — 0.3%
Unique Pub Finance Co. plc (The), Series A4, 5.66%, 06/30/27	GBP	7,225	10,143,757

United States — 1.7%
ALM VII R-2 Ltd., Series 2013-7R2A, Class BR2, (LIBOR USD 3 Month + 2.20%), 4.64%, 10/15/27(a)(b)	USD	400	399,759
Carlyle Global Market Strategies CLO Ltd.(a)(b):
Series 2012-3A, Class CR, (LIBOR USD 3 Month + 4.10%), 6.54%, 10/14/28		3,495	3,497,208

5

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
United States (continued)
Series 2012-4A, Class BR, (LIBOR USD 3 Month + 1.90%), 4.37%, 01/20/29	USD	1,500	$1,504,508
Credit Acceptance Auto Loan Trust(a):
Series 2015-2A, Class B, 3.04%, 08/15/23		940	939,714
Series 2015-2A, Class C, 3.76%, 02/15/24		2,000	2,000,501
DCP Rights LLC, Series 2014-1A, Class A, 5.46%, 10/25/44(a)		4,446	4,394,762
GoldenTree Loan Opportunities X Ltd., Series 2015-10A, Class AR, (LIBOR USD 3 Month + 1.12%), 3.59%, 07/20/31(a)(b)		1,600	1,597,854
LCM XXVII Ltd., Series 27A, Class A1, (LIBOR USD 3 Month + 1.08%), 3.53%, 07/16/31(b)		2,040	2,035,930
Navient Private Education Loan Trust(a):
Series 2014-CTA, Class A, (LIBOR USD 1 Month + 0.70%), 2.98%, 09/16/24(b)		181	181,361
Series 2014-CTA, Class B, (LIBOR USD 1 Month + 1.75%), 4.03%, 10/17/44(b)		1,500	1,520,554
Series 2015-AA, Class A3, (LIBOR USD 1 Month + 1.70%), 3.98%, 11/15/30(b)		4,705	4,862,789
Series 2015-AA, Class B, 3.50%, 12/15/44		1,400	1,345,653
Octagon Investment Partners 26 Ltd(b):
Series 2016-1, Class AR, (LIBOR USD 3 Month + 1.80%), 4.24%, 04/20/31		1,000	987,345
Series 2016-1, Class AR, (LIBOR USD 3 Month + 2.85%), 5.29%, 04/20/31		1,000	1,000,187
OneMain Financial Issuance Trust(a):
Series 2015-1A, Class A, 3.19%, 03/18/26		1,454	1,455,121
Series 2015-1A, Class B, 3.85%, 03/18/26		4,710	4,727,704
Series 2015-2A, Class B, 3.10%, 07/18/25		1,581	1,581,001
Santander Drive Auto Receivables Trust:
Series 2014-3, Class D, 2.65%, 08/17/20		2,606	2,605,000
Series 2014-4, Class D, 3.10%, 11/16/20		1,018	1,018,725
SLM Private Education Loan Trust(a):
Series 2011-B, Class A3, (LIBOR USD 1 Month + 2.25%), 4.53%, 06/16/42(b)		9,870	10,101,648
Series 2013-B, Class B, 3.00%, 05/16/44		5,640	5,608,930
SMB Private Education Loan Trust, Series 2015-C, Class B, 3.50%, 09/15/43(a)		9,225	9,056,210
Springleaf Funding Trust, Series 2015-AA, Class A, 3.16%, 11/15/24(a)		2,784	2,783,256

			65,205,720
Total Asset-Backed Securities — 13.3% (Cost: $514,942,423)			493,906,623

		Shares
Common Stocks — 1.1%

Germany — 0.1%
Aroundtown SA		648,287	5,372,109

Security		Shares	Value
Indonesia — 0.0%
Bumi Resources Tbk. PT(e)		29,597,594	$330,031

Italy — 0.1%
Intesa Sanpaolo SpA		379,428	840,461
Telecom Italia SpA(e)		2,476,254	1,456,420

			2,296,881
Luxembourg — 0.0%
Concrete Investment I SCA(c)(e)(f)		39,952	—

Netherlands — 0.0%
Altice Europe NV, Class A		536,278	1,275,828

United States — 0.9%
Ascent Resources — Marcellus LLC(c)(e)		86,655	259,965
Ascent Resources Marcellus(c)(e)		1,007,612	100,132
CBS Corp. (Non-Voting), Class B		80,000	4,588,000
Dell Technologies, Inc., Class V(e)		31,260	2,825,591
JPMorgan Chase & Co.		48,000	5,232,960
Kroger Co. (The)		169,607	5,047,504
Lions Gate Entertainment Corp., Class A		604,990	11,591,609
Splunk, Inc.(e)		17,000	1,697,280
Western Digital Corp.		6,500	279,955

			31,622,996
Total Common Stocks — 1.1% (Cost: $53,959,009)			40,897,845

		Par (000)
Corporate Bonds — 62.6%

Australia — 0.1%
Macquarie Bank Ltd., (USD Swap Semi 5 Year + 3.70%), 6.13%(b)(g)	USD	281	252,197
Macquarie Group Ltd., (LIBOR USD 3 Month + 1.02%), 3.19%, 11/28/23(b)		735	700,454
Newcastle Coal Infrastructure Group Pty. Ltd., 4.40%, 09/29/27		788	704,718
Pacific National Finance Pty Ltd., 4.75%, 03/22/28		900	853,272
QBE Insurance Group Ltd., (USD Swap Semi 10 Year + 4.40%), 5.87%, 06/17/46(b)		477	467,925
Santos Finance Ltd., 4.13%, 09/14/27		286	262,223
Transurban Queensland Finance Pty. Ltd., 4.50%, 04/19/28		400	379,483
Virgin Australia Pass-Through Trust, Series 2013-1B, Class B, 6.00%, 10/23/20(a)		774	781,778

			4,402,050
Austria — 0.0%
Erste Group Bank AG, (EUR Swap Annual 5 Year + 6.20%), 6.50%(b)(g)	EUR	1,200	1,421,167

6

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Bahrain — 0.0%
Oil and Gas Holding Co. BSCC (The):
7.63%, 11/07/24	USD	325	$325,000
7.50%, 10/25/27		350	339,500

			664,500
Belgium — 0.2%
Anheuser-Busch InBev SA/NV, (EURIBOR 3 Month + 0.75%), 0.43%, 03/17/20(b)	EUR	1,777	2,028,237
Nyrstar Netherlands Holdings BV, 6.88%, 03/15/24		5,410	3,682,403
Nyrstar NV, 5.00%, 07/11/22(h)		2,200	1,719,363
Telenet Finance Luxembourg Notes SARL, 5.50%, 03/01/28(a)	USD	400	371,000

			7,801,003
Brazil — 0.1%
Petrobras Global Finance BV, 8.75%, 05/23/26		2,800	3,107,580

Canada — 3.3%
1011778 BC ULC(a):
4.25%, 05/15/24		163	153,220
5.00%, 10/15/25		587	550,312
Air Canada Pass-Through Trust(a):
Series 2013-1, Class B, 5.38%, 05/15/21		1,309	1,333,107
Series 2015-2, Class B, 5.00%, 12/15/23		16,267	16,429,288
Series 2017-1, Class B, 3.70%, 01/15/26		20,000	19,175,000
Bombardier, Inc.(a):
7.75%, 03/15/20(i)		6,735	6,987,562
8.75%, 12/01/21(i)		55,355	59,506,626
5.75%, 03/15/22		26	25,707
6.00%, 10/15/22		10	9,813
6.13%, 01/15/23		306	302,175
7.50%, 12/01/24		270	274,388
7.50%, 03/15/25		436	435,869
7.45%, 05/01/34		100	97,000

Security		Par (000)	Value
Canada (continued)
Calfrac Holdings LP, 8.50%, 06/15/26(a)	USD	53	$47,700
Enbridge, Inc., (LIBOR USD 3 Month + 3.64%), 6.25%, 03/01/78(b)		10,750	10,058,942
GFL Environmental, Inc., 5.38%, 03/01/23(a)		20	18,350
Hulk Finance Corp., 7.00%, 06/01/26(a)		67	61,975
Intertape Polymer Group, Inc., 7.00%, 10/15/26(a)		38	38,000
Mattamy Group Corp.(a):
6.88%, 12/15/23		71	69,136
6.50%, 10/01/25		47	44,180
MEG Energy Corp.(a):
6.38%, 01/30/23		52	50,180
6.50%, 01/15/25		158	163,530
Mercer International, Inc.:
6.50%, 02/01/24		63	63,630
5.50%, 01/15/26		51	49,455
Norbord, Inc., 6.25%, 04/15/23(a)		67	68,005
NOVA Chemicals Corp., 4.88%, 06/01/24(a)		117	107,494
Precision Drilling Corp., 7.75%, 12/15/23		48	49,920
Ritchie Bros Auctioneers, Inc., 5.38%, 01/15/25(a)		155	152,675
Seven Generations Energy Ltd.(a):
6.88%, 06/30/23		52	53,560
5.38%, 09/30/25		136	126,820
Stars Group Holdings BV, 7.00%, 07/15/26(a)		59	59,885
Superior Plus LP, 7.00%, 07/15/26(a)		97	96,758
Teck Resources Ltd.:
8.50%, 06/01/24(a)		934	1,013,390
5.20%, 03/01/42		240	213,000
Tervita Escrow Corp., 7.63%, 12/01/21(a)		133	134,995
Titan Acquisition Ltd., 7.75%, 04/15/26(a)		266	221,445
Toronto-Dominion Bank (The), 3.50%, 07/19/23(i)		2,000	1,994,150
TransCanada PipeLines Ltd., 2.50%, 08/01/22(i)		2,000	1,911,315
Videotron Ltd., 5.13%, 04/15/27(a)		153	144,968
Xplornet Communications, Inc., 0.00% (0.00% Cash or 10.63% PIK), 06/01/22(a)(j)		14	13,316

			122,306,841

7

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Cayman Islands — 0.0%
Pearl Holding III Ltd., 9.50%, 12/11/22	USD	400	$342,130

China — 2.1%
Agile Group Holdings Ltd.:
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 7.46%), 10.22%(b)(g)		600	595,500
8.50%, 07/18/21		800	779,892
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 9.22%), 6.87%(b)(g)		600	523,530
Anton Oilfield Services Group, 9.75%, 12/05/20		400	407,040
Azure Orbit IV International Finance Ltd., 3.75%, 01/25/23		1,100	1,061,251
Baidu, Inc., 3.88%, 09/29/23		500	492,714
Baoxin Auto Finance I Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 3 Year + 8.91%), 5.63%(b)(g)		1,135	943,469
Beijing Environment Bvi Co. Ltd., 5.30%, 10/18/21		540	539,325
Binhai Investment Co. Ltd., 4.45%, 11/30/20		200	189,300
Bluestar Finance Holdings Ltd., 6.50%(g)(k)		1,400	1,395,296
Caiyun International Investment Ltd., 3.13%, 07/12/19		600	576,180
CCTI Ltd., 3.63%, 08/08/22		1,385	1,305,015
CDBL Funding 1, 3.50%, 10/24/27		920	814,276
Central China Real Estate Ltd., 6.88%, 10/23/20		1,200	1,158,000
Chalco Hong Kong Investment Co. Ltd., 4.88%, 09/07/21		655	655,334
Chalieco Hong Kong Corp. Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 3 Year + 8.29%), 5.70%(b)(g)		841	837,850
Chang Development International Ltd., 3.63%, 01/20/20		1,500	1,456,875
China Aoyuan Property Group Ltd.:
7.50%, 05/10/21		900	841,500
7.95%, 09/07/21		650	624,653
China Evergrande Group:
6.25%, 06/28/21		219	194,845
4.25%, 02/14/23(h)	HKD	8,000	858,751
7.50%, 06/28/23	USD	338	271,534
8.75%, 06/28/25		255	199,856

Security		Par (000)	Value
China (continued)
China Huiyuan Juice Group Ltd., 6.50%, 08/16/20	USD	381	$284,396
China Reinsurance Finance Corp. Ltd., 3.38%, 03/09/22		1,254	1,188,567
China SCE Group Holdings Ltd., 7.45%, 04/17/21		800	745,172
China Singyes Solar Technologies Holdings Ltd., 7.95%, 02/15/19(i)		447	236,910
Chinalco Capital Holdings Ltd., 4.25%, 04/21/22		1,800	1,712,754
Chong Hing Bank Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.03%), 3.88%, 07/26/27(b)		635	602,456
CIFI Holdings Group Co. Ltd.:
6.38%, 05/02/20		3,000	2,865,000
6.88%, 04/23/21		550	511,500
5.50%, 01/23/22		900	776,489
CITIC Ltd.:
6.80%, 01/17/23		2,000	2,178,406
4.00%, 01/11/28		440	407,803
CMHI Finance BVI Co. Ltd., 5.00%, 08/06/28		635	633,116
CNAC HK Finbridge Co. Ltd.:
4.13%, 03/14/21		739	735,218
4.63%, 03/14/23		1,395	1,390,304
4.88%, 03/14/25		905	897,005
5.13%, 03/14/28		200	196,676
CNAC HK Synbridge Co. Ltd., 5.00%, 05/05/20		2,857	2,864,143
Country Garden Holdings Co. Ltd.:
7.25%, 04/04/21		311	303,380
7.13%, 01/27/22		505	472,175
8.00%, 01/27/24		550	507,345
Easy Tactic Ltd., 8.88%, 09/27/21		600	583,776
European TopSoho SARL, 4.00%, 09/21/21(h)	EUR	2,000	2,284,260
Excel Capital Global Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 3 Year + 9.34%), 7.00%(b)(g)	USD	1,500	1,488,750
Fantasia Holdings Group Co. Ltd.:
8.38%, 03/08/21		425	314,500
7.38%, 10/04/21		202	139,312
7.95%, 07/05/22		350	232,313

8

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
China (continued)
Far East Horizon Ltd., (LIBOR USD 3 Month + 2.00%), 4.40%, 07/03/21(b)	USD	1,165	$1,161,405
Fufeng Group Ltd., 5.88%, 08/28/21		1,220	1,218,562
Future Land Development Holdings Ltd.:
2.25%, 02/10/19(h)	HKD	7,300	930,683
5.00%, 02/16/20	USD	725	696,696
6.50%, 09/12/20		700	671,125
GCL New Energy Holdings Ltd., 7.10%, 01/30/21		638	555,293
Golden Wheel Tiandi Holdings Co. Ltd., 7.00%, 01/18/21		600	524,775
Greenland Global Investment Ltd.:
6.75%, 05/22/19		250	249,375
(LIBOR USD 3 Month + 4.85%), 7.22%, 09/26/21(b)		800	768,000
Guojing Capital BVI Ltd., 3.95%, 12/11/22		1,200	1,134,102
HBIS Group Hong Kong Co. Ltd., 4.25%, 04/07/20		617	603,546
Hilong Holding Ltd., 7.25%, 06/22/20		230	224,727
Hongkong Xiangyu Investment Co. Ltd., 4.50%, 01/30/23		590	533,180
Huachen Energy Co. Ltd., 6.63%, 05/18/20		1,200	813,600
Huarong Finance Co. Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 6.98%), 4.00%(b)(g)		660	588,727
Huarong Finance II Co. Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 6.71%), 2.88%(b)(g)		1,500	1,343,107
Huarong Universe Investment Holding Ltd., 1.63%, 12/05/22	EUR	600	657,085
Huayi Finance I Ltd., 4.00%, 12/02/19	USD	200	193,561
Jingrui Holdings Ltd., 9.45%, 04/23/21		500	468,583
Kaisa Group Holdings Ltd., 8.50%, 06/30/22		987	695,672
King Talent Management Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.52%), 5.60%(b)(g)		600	540,333
Leader Goal International Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 6.92%), 4.25%(b)(g)		500	469,635
Longfor Group Holdings Ltd., 4.50%, 01/16/28		525	439,688
Minmetals Bounteous Finance BVI Ltd., 4.75%, 07/30/25		1,300	1,289,716
New Metro Global Ltd., 6.50%, 04/23/21		1,596	1,500,471
Overseas Chinese Town Asia Holdings Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 3 Year + 7.71%), 4.30%(b)(g)		1,175	1,127,706
Poly Real Estate Finance Ltd., 4.75%, 09/17/23		1,400	1,357,517
Poseidon Finance 1 Ltd., 0.00%, 02/01/25(h)(l)		860	841,488

Security		Par (000)	Value
China (continued)
Powerlong Real Estate Holdings Ltd.:
Series 1238, 0.00%, 02/11/19(h)(l)	HKD	2,000	$251,680
5.95%, 07/19/20	USD	700	644,000
6.95%, 04/17/21		300	268,500
Prime Bloom Holdings Ltd., 6.95%, 07/05/22		1,003	781,899
Redco Group, 6.38%, 02/27/19		495	483,863
Rock International Investment, Inc., 6.63%, 03/27/20		943	745,217
Scenery Journey Ltd., 11.00%, 11/06/20		600	600,000
Shandong Iron and Steel Xinheng International Co. Ltd.:
6.50%, 06/14/21		513	482,220
Sino-Ocean Land Treasure Finance I Ltd., 6.00%, 07/30/24		208	202,863
Sino-Ocean Land Treasure Finance II Ltd., 5.95%, 02/04/27		208	195,000
SPIC Luxembourg Latin America Renewable Energy Investment Co. SARL, 4.65%, 10/30/23		900	891,863
Sunac China Holdings Ltd.:
8.63%, 07/27/20		300	291,000
6.88%, 08/08/20		600	566,871
Tewoo Group No. 5 Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 3 Year + 8.37%), 5.80%(b)(g)		500	419,265
Times China Holdings Ltd.:
6.25%, 01/23/20		1,257	1,216,148
6.25%, 01/17/21		705	644,888
5.75%, 04/26/22		200	170,229
Union Life Insurance Co. Ltd., 3.00%, 09/19/21		986	839,579
Vanke Real Estate Hong Kong Co. Ltd., 3.98%, 11/09/27		915	797,194
Weichai International Hong Kong Energy Group Co. Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 6.08%), 3.75%(b)(g)		277	252,970
Xinyuan Real Estate Co. Ltd.:
8.13%, 08/30/19		350	321,497
9.88%, 03/19/20		410	363,875
Yancoal International Resources Development Co. Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 3 Year + 8.30%), 5.75%(b)(g)		980	969,896
Yankuang Group Cayman Ltd., 4.75%, 11/30/20		615	594,265
Yingde Gases Investment Ltd., 7.25%, 02/28/20		1,800	1,802,502
Yunnan Energy Investment Overseas Finance Co. Ltd.:
3.50%, 12/13/19		200	194,071
4.25%, 11/14/22		410	360,288
Yuzhou Properties Co. Ltd.:
6.38%, 03/06/21		214	199,020
7.90%, 05/11/21		400	380,482
Zhaohai Investment BVI Ltd., 4.00%, 07/23/20		400	383,744
Zhenro Properties Group Ltd., 12.50%, 01/02/21		600	583,439

			79,770,398

9

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Czech Republic — 0.0%
Residomo SRO, 3.38%, 10/15/24	EUR	200	$227,323

Denmark — 0.3%
Danske Bank A/S(b)(g):
(EUR Swap Annual 6 Year + 4.64%), 5.75%	EUR	800	889,130
(EUR Swap Annual 5 Year + 5.47%), 5.88%		2,830	3,237,518
(US Treasury Yield Curve Rate T Note Constant Maturity 7 Year + 4.13%), 7.00%	USD	5,000	4,618,750
DKT Finance ApS, 7.00%, 06/17/23	EUR	793	963,310
TDC A/S, 3.75%, 03/02/22		278	346,330

			10,055,038
Finland — 0.0%
Nokia OYJ:
3.38%, 06/12/22	USD	35	33,512
4.38%, 06/12/27		49	46,085

			79,597
France — 2.1%
Accor SA, 2.63%, 02/05/21	EUR	900	1,072,326
Air Liquide Finance SA, 2.25%, 09/27/23(a)(i)	USD	2,000	1,865,156
Altice France SA(a):
7.38%, 05/01/26		730	698,749
8.13%, 02/01/27		3,200	3,168,000
APRR SA, 1.13%, 01/15/21	EUR	700	810,160
Autodis SA, (EURIBOR 3 Month + 4.38%), 4.38%, 05/01/22(b)		214	244,520
BNP Paribas Cardif SA, (EURIBOR 3 Month + 3.93%), 4.03%(b)(g)		4,500	5,262,045
BNP Paribas SA(b):
(EUR Swap Annual 5 Year + 5.23%), 6.12%(g)		6,430	7,801,703
(USD Swap Semi 5 Year + 1.48%), 4.38%, 03/01/33(a)(i)	USD	10,000	9,282,353
Capgemini SE, 1.75%, 07/01/20	EUR	900	1,046,108
Casino Guichard Perrachon SA:
5.98%, 05/26/21		2,300	2,719,068
4.56%, 01/25/23		800	881,056
3.58%, 02/07/25		2,300	2,347,842
CMA CGM SA, 5.25%, 01/15/25		230	220,131
Credit Agricole Assurances SA, (EUR Swap Annual 5 Year + 4.35%), 4.50%(b)(g)		2,100	2,485,714
Credit Agricole SA(b):
(EUR Swap Annual 5 Year + 5.12%), 6.50%(g)		3,480	4,247,097

Security		Par (000)	Value
France (continued)
(USD Swap Semi 5 Year + 1.64%), 4.00%, 01/10/33(a)	USD	6,395	$5,787,172
Danone SA, 2.59%, 11/02/23(a)(i)		2,000	1,880,614
Europcar Mobility Group, 5.75%, 06/15/22	EUR	130	150,528
Loxam SAS:
4.25%, 04/15/24		200	236,497
6.00%, 04/15/25		200	239,356
Novafives SAS, 5.00%, 06/15/25		900	927,640
Orange SA, (EUR Swap Annual 5 Year + 3.67%), 5.25%(b)(g)		7,130	8,934,574
Orano SA, 4.88%, 09/23/24		3,150	3,691,652
Paprec Holding SA, 4.00%, 03/31/25		279	315,425
RCI Banque SA, (EURIBOR 3 Month + 0.65%), 0.33%, 04/12/21(b)		1,397	1,581,173
Sanofi SA:
0.00%, 03/21/20		1,800	2,045,498
(EURIBOR 3 Month + 0.15%), 0.00%, 03/21/20(b)		2,800	3,181,625
Societe Generale SA, (USD Swap Semi 5 Year + 4.98%), 7.88%(b)(g)	USD	1,500	1,509,375
Unibail-Rodamco SE, 0.13%, 05/14/21	EUR	2,100	2,382,285

			77,015,442
Germany — 2.8%
Adler Pelzer Holding GmbH, 4.13%, 04/01/24		210	228,342
ADLER Real Estate AG:
1.50%, 12/06/21		1,840	2,086,068
1.88%, 04/27/23		1,900	2,084,788
2.13%, 02/06/24		9,213	10,093,887
3.00%, 04/27/26		4,800	5,260,782
Alpha 2 BV, 8.75% (8.75% Cash or 9.50% PIK), 06/01/23(a)(j)	USD	210	209,475
ATF Netherlands BV, (EUR Swap Annual 5 Year + 4.38%), 3.75%(b)(g)	EUR	600	676,176
Blitz F18-674 GmbH, 6.00%, 07/30/26		444	507,925
Daimler AG:
0.50%, 09/09/19		1,363	1,551,240
0.25%, 05/11/20		1,760	1,999,753

10

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Germany (continued)
Deutsche Bahn Finance GmBH, (EURIBOR 3 Month + 0.28%), 0.00%, 09/09/22(b)	EUR	590	$674,437
Deutsche Bank AG, 4.25%, 02/04/21	USD	8,115	8,083,456
Deutsche Post AG, 1.88%, 12/11/20	EUR	1,158	1,364,598
E.ON International Finance BV, 5.75%, 05/07/20		1,397	1,721,929
Encavis Finance BV, (EUR Swap Annual 5 Year + 1.10%), 5.25%(b)(g)(h)		3,000	3,469,307
FMC Finance VII SA, 5.25%, 02/15/21		515	648,063
Henkel AG & Co. KGaA, 0.00%, 09/13/21		441	499,704
IHO Verwaltungs GmbH, 3.75% (3.75% Cash or 4.50% PIK), 09/15/26(j)		5,190	5,827,311
IKB Deutsche Industriebank AG, (EUR Swap Annual 5 Year + 3.62%), 4.00%, 01/31/28(b)		3,000	3,346,980
Mahle GmbH, 2.50%, 05/14/21		630	741,673
Merck Financial Services GmbH, 4.50%, 03/24/20		552	665,505
Platin 1426 GmbH, 5.38%, 06/15/23		3,599	3,949,019
RWE AG, (EUR Swap Annual 5 Year + 2.64%), 2.75%, 04/21/75(b)		159	182,580
SAP SE, (EURIBOR 3 Month + 0.30%), 0.00%, 04/01/20(b)		590	670,569
Senvion Holding GmbH, 3.88%, 10/25/22		2,095	2,028,594
Summit Germany Ltd., 2.00%, 01/31/25		202	217,388
Tele Columbus AG, 3.88%, 05/02/25		1,670	1,747,883
Unitymedia GmbH, 3.75%, 01/15/27		27,932	33,264,595
Unitymedia Hessen GmbH & Co. KG, 6.25%, 01/15/29		90	114,645
Volkswagen Bank GmbH, (EURIBOR 3 Month + 0.42%), 0.10%, 06/15/21(b)		1,400	1,575,714
Volkswagen Financial Services AG:
1.38%, 10/16/23		3,125	3,535,142
2.25%, 10/16/26		2,565	2,918,234
Volkswagen Leasing GmbH, 0.25%, 02/16/21		1,217	1,373,001

			103,318,763
Ghana — 0.3%
Tullow Oil plc:
6.25%, 04/15/22	USD	1,200	1,191,000
6.25%, 04/15/22(a)		8,500	8,436,250

			9,627,250
Greece — 0.0%
OTE plc, 3.50%, 07/09/20	EUR	200	235,181
Titan Global Finance plc, 2.38%, 11/16/24		100	107,568

			342,749

Security		Par (000)	Value
Guernsey — 0.0%
Doric Nimrod Air Alpha Pass-Through Trust, Series 2013-1, Class A, 5.25%, 05/30/23(a)	USD	693	$708,228

Hong Kong — 0.5%
ASM Pacific Technology Ltd., 2.00%, 03/28/19(h)	HKD	8,000	1,011,228
Bank of China Hong Kong Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.04%), 5.90%(b)(g)	USD	600	597,900
Bank of East Asia Ltd. (The)(b)(g):
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.83%), 5.50%		1,062	1,044,742
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.68%), 5.63%		369	357,148
China Cinda Finance Ltd., 4.25%, 04/23/25		2,970	2,847,481
FWD Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.08%), 5.50%(b)(g)		280	254,160
Haitong International Securities Group Ltd., 0.00%, 10/25/21(h)(l)	HKD	6,000	733,673
Hongkong & Shanghai Banking Corp. Ltd. (The), Series 3H, (LIBOR USD 3 Month + 0.00%), 2.75%(g)	USD	8,800	6,679,200
HPHT Finance 17 Ltd., 2.75%, 09/11/22		535	504,952
Industrial & Commercial Bank of China Asia Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.14%), 4.25%(b)(g)		1,400	1,324,050
New Lion Bridge Co. Ltd., 9.75%, 10/10/20		430	408,997
Studio City Finance Ltd., 8.50%, 12/01/20		1,008	1,005,339
Sun Hung Kai Properties Capital Market Ltd., 4.50%, 02/14/22		260	265,154
Wing Lung Bank Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.75%), 3.75%, 11/22/27(b)		985	931,425

			17,965,449
India — 0.2%
Adani Ports & Special Economic Zone Ltd., 4.00%, 07/30/27		414	367,787
Adani Transmission Ltd., 4.00%, 08/03/26		495	432,400
Greenko Dutch BV, 5.25%, 07/24/24		775	698,535
Greenko Investment Co., 4.88%, 08/16/23		1,814	1,621,263
Hindustan Petroleum Corp. Ltd., 4.00%, 07/12/27		549	488,729
Oil India International Pte. Ltd., 4.00%, 04/21/27		202	180,535
UPL Corp. Ltd., 4.50%, 03/08/28		1,100	985,187
Vedanta Resources plc, 7.13%, 05/31/23		1,000	937,910
Yes Bank Ifsc Banking Unit Branch, 3.75%, 02/06/23		900	831,608

			6,543,954

11

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Indonesia — 0.2%
Bukit Makmur Mandiri Utama PT, 7.75%, 02/13/22	USD	765	$770,493
Bumi Resources Tbk. PT, 0.00%, 12/11/22(h)(l)		98	47,428
Eterna Capital Pte. Ltd., Series B, 0.00% (0.00% Cash or 8.00% PIK), 12/11/22(j)		889	824,093
Global Prime Capital Pte. Ltd., 7.25%, 04/26/21		300	296,002
Jababeka International BV, 6.50%, 10/05/23(a)		235	187,823
JGC Ventures Pte. Ltd., 10.75%, 08/30/21		500	507,315
Medco Straits Services Pte. Ltd., 8.50%, 08/17/22		1,500	1,519,987
Minejesa Capital BV, 4.63%, 08/10/30		550	485,972
SSMS Plantation Holdings Pte. Ltd., 7.75%, 01/23/23		1,300	1,161,875
Theta Capital Pte. Ltd., 7.00%, 04/11/22		630	456,750

			6,257,738
Ireland — 0.8%
AerCap Ireland Capital DAC:
4.25%, 07/01/20		9,981	10,043,091
4.63%, 07/01/22		6,469	6,552,844
Allied Irish Banks plc, (EUR Swap Annual 5 Year + 7.34%), 7.38%(b)(g)	EUR	1,100	1,341,138
Ardagh Packaging Finance plc:
4.63%, 05/15/23(a)	USD	324	315,090
6.75%, 05/15/24	EUR	297	356,598
7.25%, 05/15/24(a)	USD	872	876,360
4.75%, 07/15/27	GBP	297	360,264
Avolon Holdings Funding Ltd., 5.13%, 10/01/23(a)	USD	117	114,806
Bank of Ireland, (EUR Swap Annual 5 Year + 6.96%), 7.38%(b)(g)	EUR	2,630	3,171,006
Bank of Ireland Group plc, (U.K. Government Bonds 5 Year Note Generic Bid Yield + 2.70%), 3.12%, 09/19/27(b)	GBP	200	246,259
Park Aerospace Holdings Ltd.(a):
3.63%, 03/15/21	USD	102	97,920
5.25%, 08/15/22		119	118,108
5.50%, 02/15/24		5	4,951
Smurfit Kappa Acquisitions ULC:
2.38%, 02/01/24	EUR	4,800	5,582,533
2.88%, 01/15/26		696	805,076

Security		Par (000)	Value
Ireland (continued)
Virgin Media Receivables Financing Notes II DAC, 5.75%, 04/15/23	GBP	396	$515,025

			30,501,069
Israel — 0.2%
Teva Pharmaceutical Finance Netherlands III BV, 6.00%, 04/15/24(i)	USD	6,085	6,033,430

Italy — 2.6%
Assicurazioni Generali SpA(b):
(LIBOR GBP 3 Month + 2.20%), 6.42%(g)	GBP	150	190,776
(EURIBOR 3 Month + 5.35%), 5.50%, 10/27/47	EUR	150	176,323
Banca IFIS SpA, 2.00%, 04/24/23		317	321,334
Banco BPM SpA, 1.75%, 04/24/23		317	323,962
Enel Finance International NV(a)(i):
4.63%, 09/14/25	USD	22,325	21,102,948
4.88%, 06/14/29		10,000	9,350,516
Eni SpA, Series X-R, 4.00%, 09/12/23(a)(i)		5,000	4,893,601
Intesa Sanpaolo SpA:
2.13%, 08/30/23	EUR	4,750	5,291,499
(EUR Swap Annual 5 Year + 7.19%), 7.75%(b)(g)		4,800	5,566,657
Leonardo US Holdings, Inc.(a):
7.38%, 07/15/39	USD	2,627	3,047,320
6.25%, 01/15/40		470	462,950
Rossini SARL, 6.75%, 10/30/25	EUR	11,037	12,719,826
Sisal Group SpA, 7.00%, 07/31/23		5,684	6,577,268
Telecom Italia Capital SA:
6.38%, 11/15/33	USD	412	376,980
6.00%, 09/30/34		48	43,320
Telecom Italia SpA, 1.13%, 03/26/22(h)	EUR	18,100	19,400,575
UniCredit SpA(b):
(EUR Swap Annual 5 Year + 9.30%), 9.25%(g)		3,034	3,677,012
(EUR Swap Annual 5 Year + 4.32%), 4.38%, 01/03/27		200	224,258
Wind Tre SpA:
2.63%, 01/20/23		238	250,572
(EURIBOR 3 Month + 2.75%), 2.75%, 01/20/24(b)		258	270,307
3.13%, 01/20/25		440	453,513

			94,721,517

12

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Jamaica — 0.0%(a)
Digicel Group Ltd., 8.25%, 09/30/20	USD	200	$142,500
Digicel Ltd., 6.00%, 04/15/21		275	249,562

			392,062
Japan — 0.3%
Asahi Mutual Life Insurance Co., (USD Swap Semi 5 Year + 4.59%), 6.50%(b)(g)		600	585,016
JT International Financial Services BV, 3.88%, 09/28/28		1,100	1,076,460
SoftBank Group Corp.:
4.00%, 04/20/23	EUR	595	698,357
4.75%, 07/30/25		605	706,441
(USD Swap Rate 5 Year + 4.85%), 6.87%(b)(g)	USD	255	220,766
5.00%, 04/15/28	EUR	8,287	9,169,485

			12,456,525
Jersey — 0.0%
LHC3 plc, 4.12% (4.12% Cash or 9.00% PIK), 08/15/24(j)		503	565,854

Kuwait — 0.0%
Al Ahli Bank of Kuwait KSCP, (USD Swap Semi 5 Year + 4.17%), 7.25%(b)(g)	USD	550	548,625

Luxembourg — 3.2%
Altice Financing SA(a):
6.63%, 02/15/23		485	480,053
7.50%, 05/15/26(i)		26,330	24,750,200
Altice Finco SA:
7.63%, 02/15/25(a)		7,500	6,665,625
4.75%, 01/15/28	EUR	8,630	8,097,028
Altice Luxembourg SA, 7.75%, 05/15/22(a)	USD	514	478,662
DEA Finance SA, 7.50%, 10/15/22	EUR	396	475,486
Garfunkelux Holdco 2 SA, 11.00%, 11/01/23	GBP	4,700	5,917,427
Garfunkelux Holdco 3 SA, (EURIBOR 3 Month + 4.50%), 4.50%, 09/01/23(b)	EUR	170	175,664
INEOS Finance plc, 4.00%, 05/01/23		460	530,788
INEOS Group Holdings SA, 5.38%, 08/01/24		200	231,868
Intelsat Jackson Holdings SA:
5.50%, 08/01/23	USD	237	212,115
8.00%, 02/15/24(a)		6,435	6,732,619

Security		Par (000)	Value
Luxembourg (continued)
8.50%, 10/15/24(a)	USD	46,619	$45,803,168
9.75%, 07/15/25(a)		14,353	15,034,767
Matterhorn Telecom SA, 3.88%, 05/01/22	EUR	2,500	2,877,639
Telenet Finance VI Luxembourg SCA, 4.88%, 07/15/27		660	805,324

			119,268,433
Macau — 0.0%
Sands China Ltd., 5.40%, 08/08/28	USD	700	668,741
Wynn Macau Ltd., 5.50%, 10/01/27(a)		200	179,448

			848,189
Malaysia — 0.0%
Cindai Capital Ltd., 0.00%, 02/08/23(h)(l)		567	519,088
Gohl Capital Ltd., 4.25%, 01/24/27		640	599,593
TNB Global Ventures Capital Bhd., 4.85%, 11/01/28		450	449,610

			1,568,291
Mongolia — 0.0%
Energy Resources LLC, 8.00%, 09/30/22(k)		602	572,137

Netherlands — 1.7%
ABN AMRO Bank NV(b)(g):
(EUR Swap Annual 5 Year + 5.45%), 5.75%	EUR	2,400	2,847,482
(EUR Swap Annual 5 Year + 3.90%), 4.75%		12,000	12,839,412
Cooperatieve Rabobank UA, (EUR Swap Annual 5 Year + 5.25%), 5.50%(b)(g)		2,300	2,735,376
Heineken NV, 1.25%, 09/10/21		1,363	1,586,838
InterXion Holding NV, 4.75%, 06/15/25		218	257,412
Koninklijke Ahold Delhaize NV, (EURIBOR 3 Month + 0.18%), 0.00%, 03/19/21(b)		1,397	1,582,502
Koninklijke KPN NV, (GBP Swap 5 Year + 5.51%), 6.88%, 03/14/73(b)	GBP	200	268,294
Lincoln Finance Ltd., 6.88%, 04/15/21	EUR	300	351,093
NN Group NV, (EURIBOR 3 Month + 3.90%), 4.38%(b)(g)		5,700	6,673,165
OCI NV, 5.00%, 04/15/23		476	566,099
Starfruit Finco BV, 6.50%, 10/01/26		246	272,307
United Group BV:
4.38%, 07/01/22		4,810	5,605,702
(EURIBOR 3 Month + 4.38%), 4.38%, 07/01/23(b)		950	1,079,698
4.88%, 07/01/24		496	579,468

13

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Netherlands (continued)
UPC Holding BV:
5.50%, 01/15/28(a)	USD	8,539	$7,898,575
3.88%, 06/15/29	EUR	15,630	16,976,420
Ziggo Bond Co. BV, 5.88%, 01/15/25(a)	USD	255	233,325
Ziggo BV:
4.25%, 01/15/27	EUR	694	778,171
5.50%, 01/15/27(a)	USD	150	137,625

			63,268,964
Norway — 0.1%
DNB Bank ASA, (USD Swap Semi 5 Year + 4.08%), 5.75%(b)(g)		2,500	2,484,375

Philippines — 0.0%
Royal Capital BV(g):
5.88%		200	185,987
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.93%), 4.88%(b)		354	329,181
VLL International, Inc., 5.75%, 11/28/24		280	257,250

			772,418
Portugal — 0.4%
Banco Espirito Santo SA(m):
2.63%, 05/08/17	EUR	6,100	2,072,749
4.75%, 01/15/18		19,300	6,284,791
4.00%, 01/21/19		22,800	7,618,204

			15,975,744
Singapore — 0.5%
Mulhacen Pte. Ltd., 6.50% (6.50% Cash or 7.25% PIK), 08/01/23(j)		15,396	17,377,190
United Overseas Bank Ltd.(b):
(USD Swap Semi 5 Year + 1.79%), 3.88%(g)	USD	634	585,975
(USD Swap Semi 5 Year + 1.65%), 2.88%, 03/08/27		900	861,309

			18,824,474
South Africa — 0.0%
Sappi Papier Holding GmbH, 4.00%, 04/01/23	EUR	200	232,499

Security		Par (000)	Value
South Korea — 0.2%
Heungkuk Life Insurance Co. Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.47%), 4.48%, 11/09/47(b)	USD	368	$327,135
Hyundai Capital Services, Inc., 3.00%, 08/29/22		950	908,981
KDB Life Insurance Co. Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.66%), 7.50%, 05/21/48(b)		1,400	1,344,682
Shinhan Financial Group Co. Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.05%), 5.87%(b)(g)		900	894,150
Shinsegae, Inc., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.25%), 2.63%, 05/08/45(b)		900	870,591
Woori Bank:
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.35%), 5.25%(b)(g)		1,125	1,094,344
5.13%, 08/06/28		600	597,546

			6,037,429
Spain — 2.5%
Banco Bilbao Vizcaya Argentaria SA, (EUR Swap Annual 5 Year + 9.18%), 8.88%(b)(g)	EUR	3,400	4,279,435
Banco Santander SA(b)(g):
(EUR Swap Annual 5 Year + 6.80%), 6.75%		9,700	11,697,654
(EUR Swap Annual 5 Year + 4.10%), 4.75%		7,000	6,932,914
Bankia SA(b):
(EUR Swap Annual 5 Year + 5.82%), 6.00%(g)		11,000	12,317,838
(EUR Swap Annual 5 Year + 6.22%), 6.37%(g)		4,800	5,368,761
(EUR Swap Annual 5 Year + 3.17%), 4.00%, 05/22/24		1,700	1,951,980
(EUR Swap Annual 5 Year + 3.35%), 3.38%, 03/15/27		400	463,343
CaixaBank SA:
1.75%, 10/24/23		5,200	5,851,378
(EUR Swap Annual 5 Year + 4.50%), 5.25%(b)(g)		3,600	3,715,014
(EUR Swap Annual 5 Year + 2.35%), 2.75%, 07/14/28(b)		2,100	2,385,206

14

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Spain (continued)
Codere Finance 2 Luxembourg SA, 7.63%, 11/01/21(a)	USD	8,922	$8,168,983
ContourGlobal Power Holdings SA, 3.38%, 08/01/23	EUR	383	424,682
Inmobiliaria Colonial Socimi SA, 2.50%, 11/28/29		3,300	3,612,433
LHMC Finco SARL, 6.25%, 12/20/23		240	280,806
Mapfre SA, (EURIBOR 3 Month + 4.30%), 4.13%, 09/07/48(b)		5,000	5,646,260
Naturgy Finance BV, (EUR Swap Annual 8 Year + 3.35%), 4.13%(b)(g)		1,700	2,009,746
Repsol International Finance BV(b):
(EUR Swap Annual 6 Year + 3.56%), 3.88%(g)		297	351,956
(EUR Swap Annual 10 Year + 4.20%), 4.50%, 03/25/75		694	836,170
Telefonica Emisiones SAU, 5.46%, 02/16/21(i)	USD	2,000	2,077,062
Telefonica Europe BV(b)(g):
(EUR Swap Annual 5 Year + 3.81%), 4.20%	EUR	600	699,978
(EUR Swap Annual 8 Year + 5.59%), 7.63%		400	524,190
(EUR Swap Annual 5 Year + 2.33%), 2.63%		400	428,122
(EUR Swap Annual 10 Year + 4.30%), 5.88%		9,800	12,230,168
Tendam Brands SAU, 5.00%, 09/15/24		1,046	1,101,786

			93,355,865
Sweden — 0.5%
Akelius Residential Property AB, (EUR Swap Annual 5 Year + 3.49%), 3.88%, 10/05/78(b)		200	224,176
Intrum AB, 2.75%, 07/15/22		555	612,853
Unilabs Subholding AB, 5.75%, 05/15/25		200	220,836
Volvo Car AB, 2.00%, 01/24/25		14,680	15,671,231

			16,729,096
Switzerland — 1.2%(b)
Credit Suisse Group AG(g):
(USD Swap Semi 5 Year + 5.11%), 7.13%	USD	1,420	1,441,300
(USD Swap Semi 5 Year + 4.60%), 7.50%(a)		19,485	19,825,988
(USD Swap Semi 5 Year + 4.60%), 7.50%		1,300	1,322,750
ELM BV for Helvetia Schweizerische Versicherungsgesellschaft AG, (EURIBOR 3 Month + 3.65%), 3.38%, 09/29/47	EUR	2,100	2,375,382
UBS AG, (EURIBOR 3 Month + 0.50%), 0.18%, 04/23/21		2,191	2,493,702
UBS Group Funding AG(g):
(USD Swap Rate 5 Year + 5.50%), 6.87%	USD	2,500	2,543,130
(USD Swap Semi 5 Year + 5.88%), 7.13%		2,320	2,398,300

Security		Par (000)	Value
Switzerland (continued)
(EUR Swap Annual 5 Year + 5.29%), 5.75%	EUR	2,300	$2,829,784
(USD Swap Semi 5 Year + 2.43%), 5.00%	USD	7,675	6,570,629
(USD Swap Semi 5 Year + 4.59%), 6.87%		1,486	1,467,425

			43,268,390
Thailand — 0.0%
PTTEP Treasury Center Co. Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.72%), 4.60%(b)(g)		825	792,000

Turkey — 0.3%
Turkish Airlines Pass-Through Trust, Series 2015-1, Class A, 4.20%, 03/15/27(a)		11,980	10,842,075

United Arab Emirates — 0.0%
Abu Dhabi National Energy Co. PJSC, 3.63%, 01/12/23		1,300	1,267,500
Alpha Star Holding V Ltd., 6.63%, 04/18/23		200	184,000

			1,451,500
United Kingdom — 4.8%
AA Bond Co. Ltd.:
4.25%, 07/31/20	GBP	200	262,699
4.88%, 07/31/24		218	278,642
Algeco Global Finance plc, 8.00%, 02/15/23(a)	USD	304	305,520
Alpha 3 BV, 6.25%, 02/01/25(a)		300	286,125
Ardonagh Midco 3 plc, 8.38%, 07/15/23	GBP	4,216	5,035,315
Arrow Global Finance plc, 5.13%, 09/15/24		5,761	6,897,661
Barclays plc:
4.38%, 09/11/24	USD	255	243,322
(EUR Swap Annual 5 Year + 2.45%), 2.63%, 11/11/25(b)	EUR	200	229,287
BAT Capital Corp., (EURIBOR 3 Month + 0.50%), 0.18%, 08/16/21(b)		1,397	1,579,844
BAT International Finance plc, 4.00%, 07/07/20		406	490,354
Boparan Finance plc:
4.38%, 07/15/21		3,260	3,249,346
5.50%, 07/15/21	GBP	200	223,941

15

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
United Kingdom (continued)
Bracken MidCo1 plc, 0.00% (0.00% Cash or 10.38% PIK), 10/15/23(j)	GBP	200	$251,858
Coca-Cola European Partners plc, (EURIBOR 3 Month + 0.18%), 0.00%, 11/16/21(b)	EUR	1,696	1,918,512
CPUK Finance Ltd., 4.25%, 08/28/22	GBP	250	320,737
Diageo Finance plc, 0.00%, 11/17/20	EUR	1,363	1,543,536
Experian Finance plc, 4.75%, 02/04/20		1,432	1,720,085
Fiat Chrysler Automobiles NV, 3.75%, 03/29/24		396	479,843
Fiat Chrysler Finance Europe SA:
6.75%, 10/14/19		238	284,901
4.75%, 07/15/22		416	521,170
GKN Holdings Ltd., 3.38%, 05/12/32	GBP	18,200	21,790,304
GlaxoSmithKline Capital plc:
0.63%, 12/02/19	EUR	1,432	1,635,944
0.00%, 09/12/20		1,720	1,950,465
HBOS Capital Funding LP, 6.85%(g)	USD	10,433	10,505,635
HSBC Holdings plc(b)(g):
(USD Swap Rate 5 Year + 3.63%), 5.63%		900	894,375
(EUR Swap Annual 5 Year + 4.38%), 5.25%	EUR	2,400	2,829,269
(USD Swap Rate 5 Year + 3.45%), 6.25%	USD	3,375	3,277,969
(USD Swap Rate 5 Year + 3.71%), 6.37%		2,700	2,616,300
(GBP Swap 5 Year + 4.28%), 5.88%	GBP	900	1,141,752
(USD Swap Rate 5 Year + 3.61%), 6.50%	USD	300	281,625
(EUR Swap Annual 5 Year + 3.84%), 4.75%	EUR	2,200	2,343,566
Imperial Brands Finance plc, 0.50%, 07/27/21		918	1,045,616
Inmarsat Finance plc, 4.88%, 05/15/22(a)		100	97,952
Jaguar Land Rover Automotive plc, 4.50%, 01/15/26		470	495,007
Jerrold Finco plc:
6.25%, 09/15/21	GBP	2,500	3,267,399
6.13%, 01/15/24		4,852	6,203,290

Security		Par (000)	Value
United Kingdom (continued)
Ladbrokes Group Finance plc, 5.13%, 09/08/23	GBP	674	$896,334
National Westminster Bank plc, Series C, (LIBID USD 3 Month + 0.25%), 2.63%(b)(g)	USD	7,300	5,913,000
Neptune Energy Bondco plc, 6.63%, 05/15/25(a)(i)		18,415	17,954,625
Nomad Foods Bondco plc, 3.25%, 05/15/24	EUR	100	114,005
Pinnacle Bidco plc, 6.38%, 02/15/25	GBP	3,640	4,746,631
Pioneer Holdings LLC, 9.00%, 11/01/22(a)	USD	54	55,215
PT Jersey Ltd., 0.50%, 11/19/19(h)	EUR	2,400	2,653,263
Rentokil Initial plc, 3.25%, 10/07/21		486	594,142
Santander UK Group Holdings plc, (GBP Swap 5 Year + 5.54%), 7.38%(b)(g)	GBP	2,300	3,052,251
Shop Direct Funding plc, 7.75%, 11/15/22		6,590	7,475,906
Stonegate Pub Co. Financing plc, 4.88%, 03/15/22		200	250,644
Tesco plc:
5.00%, 03/24/23		198	280,320
5.13%, 04/10/47	EUR	1,400	1,976,350
Tullow Oil Jersey Ltd.:
6.63%, 07/12/21(h)	USD	9,200	10,922,231
Unilever NV, 1.75%, 08/05/20	EUR	805	941,972
Unique Pub Finance Co. plc (The), Series N, 6.46%, 03/30/32	GBP	4,587	5,692,809
Virgin Media Finance plc, 5.75%, 01/15/25(a)	USD	570	549,337
Virgin Media Receivables Financing Notes I DAC, 5.50%, 09/15/24	GBP	436	553,855
Virgin Media Secured Finance plc:
5.50%, 01/15/25		360	469,010
6.25%, 03/28/29		694	918,925
Vodafone Group plc:
0.00%, 11/26/20(h)(l)		10,800	13,344,495
(EUR Swap Annual 5 Year + 3.43%), 4.20%, 10/03/78(b)	EUR	2,375	2,623,298
(GBP Swap 5 Year + 3.27%), 4.87%, 10/03/78(b)	GBP	750	935,930
(USD Swap Semi 5 Year + 3.05%), 6.25%, 10/03/78(b)	USD	4,200	4,100,250
Vue International Bidco plc, 7.88%, 07/15/20	GBP	505	645,491
Wellcome Trust Ltd. (The), 2.52%, 02/07/2118		3,134	3,534,507

			177,693,962

16

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
United States — 29.8%
3M Co., (EURIBOR 3 Month + 0.23%), 0.00%, 05/15/20(b)	EUR	1,783	$2,027,116
AbbVie, Inc., 4.88%, 11/14/48(i)	USD	15,000	13,867,880
Acadia Healthcare Co., Inc.:
5.63%, 02/15/23		181	181,226
6.50%, 03/01/24		80	81,320
ACI Worldwide, Inc., 5.75%, 08/15/26(a)		170	170,000
Adient Global Holdings Ltd., 3.50%, 08/15/24	EUR	8,939	8,865,744
ADT Security Corp. (The):
3.50%, 07/15/22	USD	99	91,822
4.13%, 06/15/23		121	112,228
4.88%, 07/15/32(a)		176	138,600
Advanced Micro Devices, Inc.:
6.75%, 03/01/19		1,650	1,662,375
7.50%, 08/15/22		23,694	25,944,930
AES Corp.:
4.50%, 03/15/23		47	46,354
4.88%, 05/15/23		4	3,960
5.50%, 04/15/25		22	22,055
6.00%, 05/15/26		55	56,237
5.13%, 09/01/27		141	139,238
Aetna, Inc., 2.75%, 11/15/22(i)		2,000	1,918,301
AHP Health Partners, Inc., 9.75%, 07/15/26(a)		46	46,805
Alcoa Nederland Holding BV, 6.13%, 05/15/28(a)		200	199,500
Allergan Funding SCS, 3.45%, 03/15/22(i)		2,000	1,966,830
Alliant Holdings Intermediate LLC, 8.25%, 08/01/23(a)		508	525,084
Allison Transmission, Inc., 5.00%, 10/01/24(a)		18	17,471
Ally Financial, Inc., 8.00%, 11/01/31		679	816,497
Altice US Finance I Corp.(a):
5.38%, 07/15/23		235	234,955
5.50%, 05/15/26		330	321,440

Security		Par (000)	Value
United States (continued)
AMC Networks, Inc., 4.75%, 08/01/25	USD	203	$188,709
American Airlines, 4.87%, 10/22/23		8,563	8,563,000
American Airlines Group, Inc.:
4.63%, 03/01/20(a)		8,135	8,135,000
5.18%, 08/15/23		15,211	15,211,000
American Airlines Pass-Through Trust:
Series 2001-01, 6.98%, 05/23/21		5,198	5,341,109
Series 2017-1, Class B, 4.95%, 02/15/25		7,381	7,445,577
American Airlines, Inc., 5.18%, 10/15/23		14,615	14,615,384
American Builders & Contractors Supply Co., Inc., 5.88%, 05/15/26(a)		117	113,490
AmWINS Group, Inc., 7.75%, 07/01/26(a)		63	64,732
Andeavor Logistics LP, 6.25%, 10/15/22		1,770	1,825,313
Antero Resources Corp.:
5.63%, 06/01/23		10	10,000
5.00%, 03/01/25		41	39,821
Anthem, Inc., 3.30%, 01/15/23(i)		2,000	1,956,460
Apache Corp., 3.25%, 04/15/22(i)		1,572	1,538,513
Apergy Corp., 6.38%, 05/01/26(a)		30	30,375
APX Group, Inc.:
8.75%, 12/01/20		115	112,125
7.88%, 12/01/22		159	159,795
Aramark Services, Inc.:
5.13%, 01/15/24		256	254,720
4.75%, 06/01/26		125	119,062
5.00%, 02/01/28(a)		29	27,514
Arconic, Inc.:
5.87%, 02/23/22		240	243,480
5.13%, 10/01/24		586	580,550
5.90%, 02/01/27		28	27,790
Asbury Automotive Group, Inc., 6.00%, 12/15/24		142	139,515
Ascend Learning LLC, 6.88%, 08/01/25(a)		100	99,500
Ascent Resources Utica Holdings LLC(a):
10.00%, 04/01/22		91	100,214
7.00%, 11/01/26		66	64,020

17

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
United States (continued)
AssuredPartners, Inc., 7.00%, 08/15/25(a)	USD	7	$6,886
AT&T, Inc.(b):
(EURIBOR 3 Month + 0.58%), 0.26%, 06/04/19	EUR	871	988,951
(EURIBOR 3 Month + 0.40%), 0.08%, 08/03/20		5,266	5,977,836
AvalonBay Communities, Inc., 2.95%, 09/15/22(i)	USD	2,000	1,952,313
Avantor, Inc.(a):
6.00%, 10/01/24		10,597	10,570,508
9.00%, 10/01/25		9,374	9,452,554
Aviation Capital Group LLC, 2.88%, 01/20/22(a)(i)		2,000	1,933,029
Avis Budget Car Rental LLC, 5.13%, 06/01/22(a)		200	205,126
Avis Budget Finance plc, 4.75%, 01/30/26	EUR	9,474	10,408,804
B&G Foods, Inc., 5.25%, 04/01/25	USD	17	16,193
Banff Merger Sub, Inc.:
8.38%, 09/01/26	EUR	7,720	8,660,814
9.75%, 09/01/26(a)(i)	USD	4,650	4,464,000
Bank of America Corp., (EURIBOR 3 Month + 0.78%), 0.46%, 05/04/23(b)	EUR	1,397	1,587,348
Bausch Health Cos., Inc.(a):
7.50%, 07/15/21	USD	12,148	12,330,220
5.63%, 12/01/21		8	7,870
5.50%, 03/01/23		469	444,377
5.88%, 05/15/23		376	358,610
6.13%, 04/15/25		72	66,218
5.50%, 11/01/25		406	397,880
9.00%, 12/15/25(i)		15,594	16,256,745
9.25%, 04/01/26		13,750	14,420,313
8.50%, 01/31/27(i)		11,538	11,739,915
BBA US Holdings, Inc., 5.38%, 05/01/26(a)		80	79,100
Belden, Inc., 4.13%, 10/15/26	EUR	200	233,704
Berry Petroleum Co. LLC, 7.00%, 02/15/26(a)	USD	97	96,146
Big River Steel LLC, 7.25%, 09/01/25(a)		78	81,315
Blackstone CQP Holdco LP(a):
6.50%, 03/20/21		10,311	10,334,996
6.00%, 08/18/21		1,673	1,670,803

Security		Par (000)	Value
United States (continued)
Blue Cube Spinco LLC, 10.00%, 10/15/25	USD	241	$272,932
BlueLine Rental Finance Corp., 9.25%, 03/15/24(a)		526	549,012
Booz Allen Hamilton, Inc., 5.13%, 05/01/25(a)		67	65,409
Boston Properties LP, 3.13%, 09/01/23(i)		2,000	1,931,412
Boyd Gaming Corp., 6.00%, 08/15/26		199	192,284
Boyne USA, Inc., 7.25%, 05/01/25(a)		23	23,978
Brand Industrial Services, Inc., 8.50%, 07/15/25(a)		92	90,620
Bruin E&P Partners LLC, 8.88%, 08/01/23(a)		141	138,885
BWAY Holding Co.:
4.75%, 04/15/24	EUR	543	619,273
5.50%, 04/15/24(a)	USD	275	264,000
7.25%, 04/15/25(a)		83	78,850
BWX Technologies, Inc., 5.38%, 07/15/26(a)		50	50,125
Cablevision Systems Corp., 5.88%, 09/15/22		6,725	6,758,625
Caesars Resort Collection LLC, 5.25%, 10/15/25(a)		101	93,993
California Resources Corp., 8.00%, 12/15/22(a)		212	188,680
Callon Petroleum Co.:
6.13%, 10/01/24		74	72,150
6.38%, 07/01/26		29	28,782
Calpine Corp.:
5.38%, 01/15/23		83	78,643
5.75%, 01/15/25		28	25,019
5.25%, 06/01/26(a)		592	543,900
Calumet Specialty Products Partners LP, 6.50%, 04/15/21		3	2,880
Campbell Soup Co., 2.50%, 08/02/22(i)		2,000	1,887,408
Cargill, Inc., 1.88%, 09/04/19	EUR	1,432	1,648,926
Carriage Services, Inc., 6.63%, 06/01/26(a)	USD	10	10,025
Carrizo Oil & Gas, Inc.:
6.25%, 04/15/23		112	110,040
8.25%, 07/15/25		40	41,500

18

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
United States (continued)
Catalent Pharma Solutions, Inc., 4.88%, 01/15/26(a)	USD	128	$120,000
Caterpillar International Finance DAC, 0.75%, 10/13/20	EUR	600	691,513
CBS Corp., 3.38%, 03/01/22(i)	USD	2,000	1,968,323
CCO Holdings LLC:
5.13%, 02/15/23		195	194,025
4.00%, 03/01/23(a)		163	155,258
5.13%, 05/01/27(a)		864	813,240
5.00%, 02/01/28(a)		4	3,727
CDK Global, Inc., 4.88%, 06/01/27		99	92,689
CDW LLC, 5.00%, 09/01/25		533	519,675
Centene Corp.:
6.13%, 02/15/24		357	373,065
5.38%, 06/01/26(a)		440	446,600
CenturyLink, Inc.:
Series S, 6.45%, 06/15/21(i)		20,619	21,082,928
Series W, 6.75%, 12/01/23(i)		14,625	14,917,500
Series Y, 7.50%, 04/01/24(i)		12,784	13,423,200
5.63%, 04/01/25		429	411,840
Series U, 7.65%, 03/15/42		8	6,880
Cequel Communications Holdings I LLC(a):
5.13%, 12/15/21		802	799,819
7.75%, 07/15/25		200	211,500
7.50%, 04/01/28		279	289,175
CF Industries, Inc., 4.95%, 06/01/43		18	15,210
Change Healthcare Holdings LLC, 5.75%, 03/01/25(a)		80	78,200
Chaparral Energy, Inc., 8.75%, 07/15/23(a)		93	89,196
Charles River Laboratories International, Inc., 5.50%, 04/01/26(a)		37	36,908
Chemours Co. (The):
6.63%, 05/15/23		64	65,440
5.38%, 05/15/27		86	79,980
Cheniere Corpus Christi Holdings LLC:
7.00%, 06/30/24		290	313,563
5.13%, 06/30/27		199	195,020

Security		Par (000)	Value
United States (continued)
Cheniere Energy Partners LP, 5.25%, 10/01/25	USD	49	$48,081
Chesapeake Energy Corp.:
6.63%, 08/15/20		6,939	7,147,170
6.13%, 02/15/21		2,920	2,949,200
8.00%, 12/15/22(a)		283	295,594
7.00%, 10/01/24		5,287	5,174,651
8.00%, 01/15/25(i)		8,850	8,960,625
7.50%, 10/01/26		53	51,940
8.00%, 06/15/27		320	318,000
Chobani LLC, 7.50%, 04/15/25(a)		88	75,240
Churchill Downs, Inc., 4.75%, 01/15/28(a)		23	20,930
Cincinnati Bell, Inc.(a):
7.00%, 07/15/24		197	176,807
8.00%, 10/15/25		13	11,830
CIT Group, Inc.:
5.00%, 08/01/23		567	568,417
5.25%, 03/07/25		35	35,219
6.13%, 03/09/28		32	33,120
Clear Channel International BV, 8.75%, 12/15/20(a)		124	126,480
Clear Channel Worldwide Holdings, Inc.:
Series B, 7.63%, 03/15/20		414	413,483
Series B, 6.50%, 11/15/22		972	986,774
Clearway Energy Operating LLC:
5.38%, 08/15/24		82	81,129
5.75%, 10/15/25(a)		114	112,290

19

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
United States (continued)
Cleveland-Cliffs, Inc., 4.88%, 01/15/24(a)	USD	81	$77,355
CNX Resources Corp., 5.88%, 04/15/22		800	785,504
Colfax Corp., 3.25%, 05/15/25	EUR	396	448,597
Comcast Corp., 4.60%, 10/15/38(n)	USD	19,505	19,084,876
CommScope Technologies LLC, 5.00%, 03/15/27(a)		135	120,510
Community Health Systems, Inc., 8.63%, 01/15/24(a)		140	141,575
Comstock Escrow Corp., 9.75%, 08/15/26(a)		69	66,585
ConocoPhillips Co., 2.40%, 12/15/22(i)		2,000	1,917,327
CONSOL Energy, Inc., 11.00%, 11/15/25(a)		5,176	5,810,060
Constellation Brands, Inc., (LIBOR USD 3 Month + 0.70%), 3.27%, 11/15/21(b)		7,415	7,410,240
Constellium NV(a):
6.63%, 03/01/25		367	359,660
5.88%, 02/15/26		391	364,608
Continental Airlines Pass-Through Trust, Series 2012-2, Class A, 4.00%, 10/29/24		2,096	2,084,542
Core & Main LP, 6.13%, 08/15/25(a)		233	218,438
CoreCivic, Inc., 4.75%, 10/15/27		69	58,823
Covey Park Energy LLC, 7.50%, 05/15/25(a)		103	101,198
Cox Communications, Inc., 4.50%, 06/30/43(a)(i)		4,035	3,339,909
Crown Americas LLC, 4.75%, 02/01/26(a)		204	192,525
Crown European Holdings SA, 2.25%, 02/01/23(a)	EUR	200	229,985
CrownRock LP, 5.63%, 10/15/25(a)	USD	229	217,836
CSC Holdings LLC:
6.75%, 11/15/21		72	75,395
10.13%, 01/15/23(a)(i)		28,649	31,167,247
5.25%, 06/01/24		593	571,504
10.88%, 10/15/25(a)		475	548,031
CSI Compressco LP, 7.50%, 04/01/25(a)		96	96,240
CyrusOne LP, 5.38%, 03/15/27		27	26,797
DaVita, Inc., 5.13%, 07/15/24		106	101,230
DCP Midstream Operating LP:
5.38%, 07/15/25		30	30,421
6.45%, 11/03/36(a)		8	8,260

Security		Par (000)	Value
United States (continued)
6.75%, 09/15/37(a)	USD	232	$241,280
Dell International LLC(a):
4.42%, 06/15/21		10,000	10,082,965
5.88%, 06/15/21		22,035	22,338,457
7.13%, 06/15/24		230	243,412
Delta Air Lines Pass-Through Trust, Series 2015-1, Class B, 4.25%, 07/30/23		15,211	15,106,552
Denbury Resources, Inc.(a):
9.25%, 03/31/22		134	139,695
7.50%, 02/15/24		66	64,515
Devon Energy Corp., 3.25%, 05/15/22(i)		2,000	1,943,377
Diamond Offshore Drilling, Inc.:
7.88%, 08/15/25		59	58,115
5.70%, 10/15/39		5	3,775
4.88%, 11/01/43		54	36,720
Diamondback Energy, Inc.:
4.75%, 11/01/24		77	74,882
5.38%, 05/31/25		71	70,645
Discovery Communications LLC, 3.30%, 05/15/22(i)		5,579	5,438,190
DISH DBS Corp.:
6.75%, 06/01/21		198	199,980
5.88%, 07/15/22		291	274,995
5.88%, 11/15/24		11	9,350
7.75%, 07/01/26		56	50,120
DJO Finance LLC, 8.13%, 06/15/21(a)		4,298	4,326,797
Dominion Energy, Inc., Series B, 2.75%, 01/15/22(i)		2,000	1,943,335
DPL, Inc., 7.25%, 10/15/21		11	11,681
DTE Energy Co., Series D, 3.70%, 08/01/23(i)		3,785	3,757,486
Elanco Animal Health, Inc.(a):
4.27%, 08/28/23		40	39,816
4.90%, 08/28/28		43	42,479
Eldorado Resorts, Inc.:
6.00%, 04/01/25		44	43,450
6.00%, 09/15/26(a)		36	35,258

20

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
United States (continued)
Embarq Corp., 8.00%, 06/01/36	USD	144	$137,160
Endeavor Energy Resources LP(a):
5.50%, 01/30/26		81	83,227
5.75%, 01/30/28		80	82,600
Energizer Gamma Acquisition BV, 4.63%, 07/15/26	EUR	396	459,294
Energizer Gamma Acquisition, Inc., 6.38%, 07/15/26(a)	USD	36	36,000
EnLink Midstream Partners LP:
4.40%, 04/01/24		77	74,200
4.15%, 06/01/25		8	7,436
4.85%, 07/15/26		13	12,296
5.60%, 04/01/44		5,155	4,385,771
5.05%, 04/01/45		24	18,988
5.45%, 06/01/47		70	58,980
Ensco plc:
5.20%, 03/15/25		111	91,020
7.75%, 02/01/26		279	260,167
5.75%, 10/01/44		45	31,500
Entegris, Inc., 4.63%, 02/10/26(a)		82	76,183
Envision Healthcare Corp., 8.75%, 10/15/26(a)		4,860	4,714,200
EOG Resources, Inc., 2.63%, 03/15/23(i)		2,000	1,915,815
EP Energy LLC:
9.38%, 05/01/20		6	5,865
9.38%, 05/01/24(a)		147	111,720
7.75%, 05/15/26(a)		130	130,000
Equinix, Inc.:
2.88%, 03/15/24	EUR	428	490,834
5.88%, 01/15/26	USD	275	279,812
ERP Operating LP, 3.00%, 04/15/23(i)		2,000	1,943,772
ESH Hospitality, Inc., 5.25%, 05/01/25(a)		81	76,646
Extraction Oil & Gas, Inc.(a):
7.38%, 05/15/24		214	200,625
5.63%, 02/01/26		64	54,080
First Data Corp.(a):
7.00%, 12/01/23		315	326,655

Security		Par (000)	Value
United States (continued)
5.00%, 01/15/24	USD	321	$316,987
5.75%, 01/15/24		652	656,075
Five Point Operating Co. LP, 7.88%, 11/15/25(a)		55	54,488
Flexi-Van Leasing, Inc., 10.00%, 02/15/23(a)		50	41,500
Ford Motor Co., 7.45%, 07/16/31(i)		10,000	10,524,344
Ford Motor Credit Co. LLC(i):
3.22%, 01/09/22		2,000	1,911,948
4.25%, 09/20/22		8,000	7,860,991
4.13%, 08/04/25		10,000	9,148,954
Fortress Transportation & Infrastructure Investors LLC(a):
6.75%, 03/15/22		22	22,495
6.50%, 10/01/25		26	25,545
Freeport-McMoRan, Inc.:
3.10%, 03/15/20		7,000	6,886,250
3.55%, 03/01/22		9	8,516
3.88%, 03/15/23		392	362,600
4.55%, 11/14/24		4	3,705
5.40%, 11/14/34		30	26,250
5.45%, 03/15/43		486	411,885
frontdoor, Inc., 6.75%, 08/15/26(a)		63	64,260
Frontier Communications Corp.:
10.50%, 09/15/22		73	60,773
11.00%, 09/15/25		410	300,325
8.50%, 04/01/26(a)		135	125,381
FS Energy & Power Fund, 7.50%, 08/15/23(a)		86	87,204
Gartner, Inc., 5.13%, 04/01/25(a)		88	87,340
Gates Global LLC, 6.00%, 07/15/22(a)		434	431,830
GCP Applied Technologies, Inc., 5.50%, 04/15/26(a)		54	52,245
General Electric Co., (EURIBOR 3 Month + 0.30%), 0.00%, 05/28/20(b)	EUR	1,397	1,578,780
General Motors Co., 5.00%, 10/01/28(i)	USD	9,890	9,473,169
General Motors Financial Co., Inc.(i):
3.15%, 06/30/22		10,000	9,604,241
3.85%, 01/05/28		3,697	3,270,449

21

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
United States (continued)
Genesis Energy LP:
6.50%, 10/01/25	USD	46	$42,435
6.25%, 05/15/26		69	62,273
Genesys Telecommunications Laboratories, Inc., 10.00%, 11/30/24(a)		268	290,780
GEO Group, Inc. (The), 5.88%, 10/15/24		231	214,206
Gilead Sciences, Inc., 3.25%, 09/01/22(i)		2,000	1,978,880
GLP Capital LP:
5.38%, 11/01/23		75	76,944
5.25%, 06/01/25		21	21,105
5.75%, 06/01/28		2	2,021
Golden Nugget, Inc., 6.75%, 10/15/24(a)		182	181,545
Goldman Sachs Group, Inc. (The), (EURIBOR 3 Month + 0.46%), 0.14%, 12/31/18(b)	EUR	1,397	1,583,214
Graham Holdings Co., 5.75%, 06/01/26(a)	USD	80	80,600
Great Western Petroleum LLC, 9.00%, 09/30/21(a)		148	140,600
Greystar Real Estate Partners LLC, 5.75%, 12/01/25(a)		76	73,720
Grinding Media, Inc., 7.38%, 12/15/23(a)		203	208,582
Group 1 Automotive, Inc., 5.25%, 12/15/23(a)		19	18,287
Gulfport Energy Corp., 6.00%, 10/15/24		113	105,655
Halcon Resources Corp., 6.75%, 02/15/25		139	126,490
Halliburton Co., 3.50%, 08/01/23(i)		2,000	1,968,613
Harland Clarke Holdings Corp., 8.38%, 08/15/22(a)		58	52,345
HCA, Inc.:
6.50%, 02/15/20		4,860	5,017,950
4.75%, 05/01/23		166	167,660
5.00%, 03/15/24		39	39,463
5.38%, 02/01/25		20	20,125
5.25%, 04/15/25		1,284	1,311,285
5.38%, 09/01/26		170	168,725
5.63%, 09/01/28		116	114,840
5.50%, 06/15/47		244	240,096

Security		Par (000)	Value
United States (continued)
HD Supply, Inc., 5.38%, 10/15/26(a)	USD	631	$603,394
Herc Rentals, Inc., 7.50%, 06/01/22(a)		192	199,680
Hertz Corp. (The), 7.63%, 06/01/22(a)		132	126,449
Hertz Holdings Netherlands BV, 5.50%, 03/30/23	EUR	6,878	7,798,671
Hess Corp., 7.13%, 03/15/33	USD	7,868	8,831,215
Hess Infrastructure Partners LP, 5.63%, 02/15/26(a)		88	88,220
Hexion, Inc., 6.63%, 04/15/20		75	66,375
Hilton Domestic Operating Co., Inc.:
4.25%, 09/01/24		28	26,888
5.13%, 05/01/26(a)		118	115,345
Hilton Worldwide Finance LLC, 4.63%, 04/01/25		12	11,640
Howard Hughes Corp. (The), 5.38%, 03/15/25(a)		210	201,600
HUB International Ltd., 7.00%, 05/01/26(a)		162	158,112
Hughes Satellite Systems Corp., 5.25%, 08/01/26		230	218,500
Huntsman International LLC, 5.13%, 11/15/22		159	160,391
Icahn Enterprises LP:
6.00%, 08/01/20		25	25,219
6.25%, 02/01/22		293	295,801
6.75%, 02/01/24		79	79,395
6.38%, 12/15/25		65	64,594
Immucor, Inc., 11.13%, 02/15/22(a)		32	32,840
Infor US, Inc., 6.50%, 05/15/22		1,143	1,140,142
Informatica LLC, 7.13%, 07/15/23(a)		33,615	34,297,721
Intercontinental Exchange, Inc., 2.35%, 09/15/22(i)		2,000	1,916,418
International Game Technology plc:
4.75%, 02/15/23	EUR	200	241,872
6.25%, 01/15/27(a)	USD	200	196,250
Interpublic Group of Cos., Inc. (The), 3.75%, 10/01/21		765	764,543
IQVIA, Inc.:
4.88%, 05/15/23(a)		67	66,288
3.25%, 03/15/25	EUR	200	228,888

22

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
United States (continued)
IRB Holding Corp., 6.75%, 02/15/26(a)	USD	23	$22,022
Iron Mountain UK plc, 3.88%, 11/15/25	GBP	358	431,229
Iron Mountain, Inc.:
4.38%, 06/01/21(a)	USD	200	199,000
3.00%, 01/15/25	EUR	496	551,457
iStar, Inc.:
4.63%, 09/15/20	USD	15	14,887
5.25%, 09/15/22		40	38,700
Itron, Inc., 5.00%, 01/15/26(a)		10	9,313
Jagged Peak Energy LLC, 5.88%, 05/01/26(a)		4	3,900
Jaguar Holding Co. II, 6.38%, 08/01/23(a)		552	551,834
JB Poindexter & Co., Inc., 7.13%, 04/15/26(a)		18	18,540
JBS USA LUX SA(a):
5.88%, 07/15/24		247	242,430
5.75%, 06/15/25		278	266,259
6.75%, 02/15/28		109	105,049
Jeld-Wen, Inc., 4.63%, 12/15/25(a)		41	36,746
JPMorgan Chase & Co.(b):
Series U, (LIBOR USD 3 Month + 0.95%), 3.30%, 02/02/37		4,835	4,212,494
Series W, (LIBOR USD 3 Month + 1.00%), 3.31%, 05/15/47		14,770	12,683,737
K. Hovnanian Enterprises, Inc., 10.00%, 07/15/22(a)		78	75,270
KAR Auction Services, Inc., 5.13%, 06/01/25(a)		166	156,040
KFC Holding Co.(a):
5.00%, 06/01/24		6,805	6,711,431
5.25%, 06/01/26		48	47,160
4.75%, 06/01/27		215	202,100
Kratos Defense & Security Solutions, Inc., 6.50%, 11/30/25(a)		107	110,531
Kroger Co. (The), 3.40%, 04/15/22(i)		2,000	1,977,174
L Brands, Inc.:
6.88%, 11/01/35		181	153,850
6.75%, 07/01/36		5	4,131
Ladder Capital Finance Holdings LLLP(a):
5.25%, 03/15/22		6	5,970
5.25%, 10/01/25		131	121,175

Security		Par (000)	Value
United States (continued)
Laureate Education, Inc., 8.25%, 05/01/25(a)	USD	47	$50,173
Lennar Corp.:
4.75%, 11/15/22		94	93,079
5.25%, 06/01/26		21	20,056
4.75%, 11/29/27		203	189,805
Level 3 Financing, Inc.:
5.38%, 08/15/22		75	75,187
5.13%, 05/01/23		335	332,488
5.38%, 01/15/24		560	554,400
5.25%, 03/15/26		21	20,160
Level 3 Parent LLC, 5.75%, 12/01/22		28	27,924
Live Nation Entertainment, Inc., 4.88%, 11/01/24(a)		13	12,448
LKQ Italia Bondco SpA, 3.88%, 04/01/24	EUR	396	465,757
Lockheed Martin Corp., 2.90%, 03/01/25(i)	USD	2,000	1,900,191
Magnolia Oil & Gas Operating LLC, 6.00%, 08/01/26(a)		38	37,525
Mallinckrodt International Finance SA(a):
4.88%, 04/15/20		110	108,625
5.75%, 08/01/22		174	155,295
5.50%, 04/15/25		75	60,375
Marriott Ownership Resorts, Inc., 6.50%, 09/15/26(a)		52	52,520
Masonite International Corp.(a):
5.63%, 03/15/23		158	157,013
5.75%, 09/15/26		49	46,550
Matador Resources Co., 5.88%, 09/15/26(a)		128	125,120
Mattel, Inc.:
4.35%, 10/01/20(i)		12,960	12,826,382
6.75%, 12/31/25(a)		106	101,495
6.20%, 10/01/40		25	20,375
5.45%, 11/01/41		15	12,000

23

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
United States (continued)
Matthews International Corp., 5.25%, 12/01/25(a)	USD	27	$25,313
McDermott Technology Americas, Inc., 10.63%, 05/01/24(a)		71	64,433
McDonald’s Corp., 0.50%, 01/15/21	EUR	1,500	1,712,986
MDC Holdings, Inc., 6.00%, 01/15/43	USD	40	32,000
MDC Partners, Inc., 6.50%, 05/01/24(a)		232	190,240
MEDNAX, Inc., 5.25%, 12/01/23(a)		42	41,948
Medtronic, Inc., 3.15%, 03/15/22(i)		2,000	1,977,806
Meredith Corp., 6.88%, 02/01/26(a)		100	100,000
Meritage Homes Corp., 5.13%, 06/06/27		100	88,000
MGM Growth Properties Operating Partnership LP:
5.63%, 05/01/24		397	397,496
4.50%, 09/01/26		365	330,325
4.50%, 01/15/28		13	11,554
MGM Resorts International:
6.63%, 12/15/21		702	735,127
7.75%, 03/15/22		108	115,965
Microchip Technology, Inc., 3.92%, 06/01/21(a)		20,000	19,854,400
Midcontinent Communications, 6.88%, 08/15/23(a)		39	40,658
Mobile Mini, Inc., 5.88%, 07/01/24		172	172,860
Molson Coors Brewing Co., (EURIBOR 3 Month + 0.35%), 0.03%, 03/15/19(b)	EUR	1,397	1,582,782
Mondelez International, Inc., 2.38%, 01/26/21		630	749,887
MPH Acquisition Holdings LLC, 7.13%, 06/01/24(a)	USD	5,900	5,993,338
MPLX LP, 3.38%, 03/15/23(i)		2,000	1,949,082
MPT Operating Partnership LP:
6.38%, 03/01/24		11	11,385
5.50%, 05/01/24		18	18,180
5.00%, 10/15/27		69	64,839
MSCI, Inc., 5.25%, 11/15/24(a)		32	32,240
Mueller Water Products, Inc., 5.50%, 06/15/26(a)		52	51,480
Nabors Industries, Inc.:
4.63%, 09/15/21		23	22,135
5.75%, 02/01/25		58	53,530

Security		Par (000)	Value
United States (continued)
Nationstar Mortgage Holdings, Inc.(a):
8.13%, 07/15/23	USD	86	$87,505
9.13%, 07/15/26		57	57,855
Navient Corp.:
6.50%, 06/15/22		121	123,118
5.50%, 01/25/23		320	314,230
6.75%, 06/25/25		20	19,500
6.75%, 06/15/26		70	66,850
Navistar International Corp., 6.63%, 11/01/25(a)		117	119,340
NCR Corp.:
5.00%, 07/15/22		7,258	6,967,680
6.38%, 12/15/23(i)		17,000	16,957,500
Netflix, Inc.:
4.38%, 11/15/26		105	96,469
5.88%, 11/15/28(a)		204	200,430
4.63%, 05/15/29	EUR	215	244,128
New Enterprise Stone & Lime Co., Inc., 6.25%, 03/15/26(a)	USD	25	24,375
Newfield Exploration Co., 5.38%, 01/01/26		72	72,675
NextEra Energy Operating Partners LP(a):
4.25%, 09/15/24		31	29,450
4.50%, 09/15/27		4	3,690
NFP Corp., 6.88%, 07/15/25(a)		32	31,040
NGL Energy Partners LP, 5.13%, 07/15/19		2	2,005
NGPL PipeCo LLC(a):
4.88%, 08/15/27		83	79,887
7.77%, 12/15/37		131	153,270
Nielsen Co. Luxembourg SARL (The), 5.00%, 02/01/25(a)		29	28,194
Nielsen Finance LLC, 5.00%, 04/15/22(a)		118	114,902
Nissan Motor Acceptance Corp., 3.65%, 09/21/21(a)(i)		1,575	1,575,702
Noble Holding International Ltd.:
7.75%, 01/15/24		52	48,555
7.88%, 02/01/26(a)		320	317,600
5.25%, 03/15/42		56	38,920

24

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
United States (continued)
Northern Oil and Gas, Inc., 8.50% (8.50% Cash or 9.50% PIK), 05/15/23(a)(j)	USD	86	$88,828
Northwest Florida Timber Finance LLC, 4.75%, 03/04/29(a)(i)		8,970	8,190,328
Novelis Corp., 6.25%, 08/15/24(a)		510	504,900
NRG Energy, Inc., 6.63%, 01/15/27		541	559,935
Nuance Communications, Inc.:
6.00%, 07/01/24		190	192,375
5.63%, 12/15/26		125	122,500
NVA Holdings, Inc., 6.88%, 04/01/26(a)		74	73,075
Oceaneering International, Inc., 4.65%, 11/15/24		16	14,855
OI European Group BV, 4.00%, 03/15/23(a)		100	93,625
Olin Corp., 5.13%, 09/15/27		120	111,750
Oracle Corp., 2.25%, 01/10/21	EUR	1,089	1,295,929
Ortho-Clinical Diagnostics, Inc., 6.63%, 05/15/22(a)	USD	14,958	14,374,638
Pacific Drilling First Lien Escrow Issuer Ltd., 8.38%, 10/01/23(a)		199	201,487
Pacific Gas & Electric Co.(i):
4.25%, 08/01/23(a)		7,310	7,268,422
3.30%, 12/01/27		7,550	6,722,347
Parsley Energy LLC(a):
5.38%, 01/15/25		195	191,100
5.63%, 10/15/27		80	78,862
Pattern Energy Group, Inc., 5.88%, 02/01/24(a)		98	97,020
PBF Holding Co. LLC, 7.25%, 06/15/25		74	76,220
PDC Energy, Inc., 5.75%, 05/15/26		55	50,463
Penske Automotive Group, Inc., 5.50%, 05/15/26		195	185,250
Penske Truck Leasing Co. LP, 3.38%, 02/01/22(a)(i)		2,000	1,966,579
PGT Escrow Issuer, Inc., 6.75%, 08/01/26(a)		32	32,960
Philip Morris International, Inc., 1.75%, 03/19/20	EUR	391	454,203
Pioneer Natural Resources Co., 3.95%, 07/15/22(i)	USD	2,000	2,003,002
Pisces Midco, Inc., 8.00%, 04/15/26(a)		31	30,109
Platform Specialty Products Corp.(a):
6.50%, 02/01/22		769	779,574
5.88%, 12/01/25		366	347,700

Security		Par (000)	Value
United States (continued)
Polaris Intermediate Corp., 8.50% (8.50% Cash or 9.25% PIK), 12/01/22(a)(j)	USD	289	$296,225
Post Holdings, Inc.(a):
5.50%, 03/01/25		117	113,198
5.75%, 03/01/27		103	98,365
5.63%, 01/15/28		130	122,239
PQ Corp.(a):
6.75%, 11/15/22		285	293,550
5.75%, 12/15/25		220	212,025
Prime Security Services Borrower LLC, 9.25%, 05/15/23(a)		25,041	26,460,825
Prologis LP, 4.25%, 08/15/23(i)		2,000	2,055,284
PSPC Escrow Corp., 6.00%, 02/01/23	EUR	350	410,957
PTC, Inc., 6.00%, 05/15/24	USD	75	76,687
PulteGroup, Inc.:
5.50%, 03/01/26		87	85,260
6.38%, 05/15/33		145	134,488
PVH Corp., 3.13%, 12/15/27	EUR	771	852,439
QEP Resources, Inc.:
5.38%, 10/01/22	USD	138	135,930
5.63%, 03/01/26		189	177,896
Qorvo, Inc., 5.50%, 07/15/26(a)		130	130,325
Qualitytech LP, 4.75%, 11/15/25(a)		195	181,838
Radiate Holdco LLC, 6.88%, 02/15/23(a)		23	22,080
Range Resources Corp.:
5.88%, 07/01/22		15	15,094
5.00%, 03/15/23		44	42,570
4.88%, 05/15/25		73	67,707
RBS Global, Inc., 4.88%, 12/15/25(a)		104	97,500
Refinitiv US Holdings, Inc.:
4.50%, 05/15/26	EUR	6,026	6,825,348
6.25%, 05/15/26(a)	USD	2,125	2,114,375
6.88%, 11/15/26	EUR	3,195	3,597,104
8.25%, 11/15/26(a)	USD	16	15,560

25

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
United States (continued)
RegionalCare Hospital Partners Holdings, Inc., 8.25%, 05/01/23(a)	USD	73	$77,106
Reynolds Group Issuer, Inc.:
5.75%, 10/15/20		150	150,212
(LIBOR USD 3 Month + 3.50%), 5.94%, 07/15/21(a)(b)		220	222,200
5.13%, 07/15/23(a)		2	1,955
7.00%, 07/15/24(a)		252	252,157
Rite Aid Corp., 6.13%, 04/01/23(a)(i)		38	32,276
Rockies Express Pipeline LLC, 6.88%, 04/15/40(a)		214	232,725
Rowan Cos., Inc.:
4.88%, 06/01/22		78	74,685
7.38%, 06/15/25		45	42,750
Sabre GLBL, Inc., 5.38%, 04/15/23(a)		219	219,000
Sanchez Energy Corp.:
7.75%, 06/15/21		362	181,000
7.25%, 02/15/23(a)		44	40,315
SBA Communications Corp.:
4.00%, 10/01/22		185	177,138
4.88%, 09/01/24		127	122,555
Schlumberger Investment SA, 2.40%, 08/01/22(a)(i)		2,000	1,920,947
Scientific Games International, Inc.:
10.00%, 12/01/22		180	188,100
5.00%, 10/15/25(a)		312	290,160

Security		Par (000)	Value
United States (continued)
Sealed Air Corp., 5.25%, 04/01/23(a)	USD	178	$176,443
Sensata Technologies BV, 5.00%, 10/01/25(a)		183	176,595
ServiceMaster Co. LLC (The), 5.13%, 11/15/24(a)		64	61,600
SESI LLC, 7.75%, 09/15/24		90	88,425
Shire Acquisitions Investments Ireland DAC, 2.40%, 09/23/21(i)		2,000	1,921,506
Silgan Holdings, Inc., 3.25%, 03/15/25	EUR	200	231,337
Simmons Foods, Inc., 7.75%, 01/15/24(a)	USD	71	71,710
Simon Property Group LP, 2.63%, 06/15/22(i)		2,000	1,933,312
Sirius XM Radio, Inc., 5.00%, 08/01/27(a)		82	77,055
Six Flags Entertainment Corp., 4.88%, 07/31/24(a)		254	240,030
SM Energy Co.:
5.00%, 01/15/24		26	24,765
6.75%, 09/15/26		2	2,005
6.63%, 01/15/27		44	44,220
Solera LLC, 10.50%, 03/01/24(a)		709	769,286
Sotera Health Holdings LLC, 6.50%, 05/15/23(a)		60	58,650
Sotera Health Topco, Inc., 8.12% (8.12% Cash or 8.88% PIK), 11/01/21(a)(j)		7,650	7,516,125
Southern Co. (The), 2.95%, 07/01/23(i)		2,000	1,909,562
Southwestern Energy Co.:
6.20%, 01/23/25		73	70,992
7.50%, 04/01/26		55	55,963
7.75%, 10/01/27		138	139,725
Spectrum Brands, Inc., 5.75%, 07/15/25		135	131,288
Springleaf Finance Corp.:
5.63%, 03/15/23		11	10,643
6.88%, 03/15/25		94	90,005
7.13%, 03/15/26		246	233,085
Sprint Capital Corp.:
6.88%, 11/15/28		195	191,831
8.75%, 03/15/32		32	34,960
Sprint Communications, Inc.:
7.00%, 03/01/20(a)		370	383,413
6.00%, 11/15/22		6,800	6,863,750

26

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
United States (continued)
Sprint Corp.:
7.88%, 09/15/23(i)	USD	13,205	$14,096,337
7.13%, 06/15/24(i)		16,220	16,584,950
7.63%, 02/15/25		270	280,463
7.63%, 03/01/26		7,636	7,941,440
SPX FLOW, Inc., 5.63%, 08/15/24(a)		196	190,120
SRS Distribution, Inc., 8.25%, 07/01/26(a)		61	57,188
Standard Industries, Inc.(a):
5.50%, 02/15/23		43	42,140
5.38%, 11/15/24		52	49,920
Staples, Inc., 8.50%, 09/15/25(a)(i)		28,111	25,440,455
Starwood Property Trust, Inc., 5.00%, 12/15/21		102	101,490
State Street Corp.(b):
Series H, (LIBOR USD 3 Month + 2.54%), 5.63%(g)		3,185	3,165,094
(LIBOR USD 3 Month + 1.00%), 3.33%, 06/15/47(j)(n)		20,000	17,563,200
Station Casinos LLC, 5.00%, 10/01/25(a)		34	31,578
Stevens Holding Co., Inc., 6.13%, 10/01/26(a)		58	57,789
SunCoke Energy Partners LP, 7.50%, 06/15/25(a)		63	64,103
Sunoco LP(a):
4.88%, 01/15/23		102	98,302
5.50%, 02/15/26		32	30,480
5.88%, 03/15/28		47	43,828
Surgery Center Holdings, Inc.(a):
8.88%, 04/15/21		57	58,568
6.75%, 07/01/25		89	83,660
Talen Energy Supply LLC, 6.50%, 06/01/25		77	57,365
Tallgrass Energy Partners LP(a):
4.75%, 10/01/23		8	7,915
5.50%, 09/15/24		83	83,519
5.50%, 01/15/28		347	343,030
Targa Resources Partners LP:
5.88%, 04/15/26(a)		104	104,520
5.00%, 01/15/28		194	183,815

Security		Par (000)	Value
United States (continued)
Team Health Holdings, Inc., 6.38%, 02/01/25(a)	USD	198	$170,775
Tempo Acquisition LLC, 6.75%, 06/01/25(a)		190	180,918
Tempur Sealy International, Inc., 5.63%, 10/15/23		77	75,075
Tenet Healthcare Corp.:
6.00%, 10/01/20		245	250,892
7.50%, 01/01/22(a)		182	189,735
8.13%, 04/01/22		11,328	11,795,280
6.75%, 06/15/23		237	235,519
4.63%, 07/15/24		79	76,144
5.13%, 05/01/25		22	21,175
6.88%, 11/15/31		2	1,760
Tenneco Inc, 5.00%, 07/15/24	EUR	7,640	9,104,982
Terex Corp., 5.63%, 02/01/25(a)	USD	276	262,545
TerraForm Power Operating LLC(a):
4.25%, 01/31/23		78	73,905
6.62%, 06/15/25(o)		85	88,613
5.00%, 01/31/28		79	70,606
Tesla, Inc., 5.30%, 08/15/25(a)		22,693	20,168,404
TIBCO Software, Inc., 11.38%, 12/01/21(a)		285	302,100
T-Mobile USA, Inc.:
6.38%, 03/01/25		589	607,406
5.13%, 04/15/25		52	51,220
6.50%, 01/15/26		57	59,992
4.50%, 02/01/26		58	54,285
4.75%, 02/01/28		25	23,125
TransDigm UK Holdings plc, 6.88%, 05/15/26(a)		361	360,098
TransDigm, Inc., 6.50%, 07/15/24		12,097	12,228,131
Transocean Guardian Ltd., 5.88%, 01/15/24(a)		83	82,170
Transocean Pontus Ltd., 6.13%, 08/01/25(a)		98	97,388
Transocean, Inc.:
8.37%, 12/15/21		7	7,490
5.80%, 10/15/22		23	22,367
9.00%, 07/15/23(a)		598	627,153

27

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
United States (continued)
7.25%, 11/01/25(a)	USD	108	$105,030
7.50%, 01/15/26(a)		6	5,895
Travelport Corporate Finance plc, 6.00%, 03/15/26(a)		56	56,140
TRI Pointe Group, Inc., 5.25%, 06/01/27		161	137,454
Tribune Media Co., 5.88%, 07/15/22		93	94,163
Tutor Perini Corp., 6.88%, 05/01/25(a)		120	120,150
Uber Technologies, Inc., 7.50%, 11/01/23(a)		42	41,829
UGI International LLC, 3.25%, 11/01/25	EUR	100	113,690
United Airlines Pass-Through Trust:
Series 2014-2, Class B, 4.63%, 09/03/22	USD	6,424	6,439,631
Series 2013-1, Class A, 4.30%, 08/15/25		4,775	4,846,082
Series 2018-1, Class B, 4.60%, 03/01/26		5,950	5,993,562
United Rentals North America, Inc.:
4.63%, 07/15/23		135	133,819
4.63%, 10/15/25		89	82,436
5.88%, 09/15/26		298	292,040
5.50%, 05/15/27		25	23,719
United States Steel Corp.:
6.88%, 08/15/25		101	98,980
6.25%, 03/15/26		94	88,595
United Technologies Corp., (EURIBOR 3 Month + 0.20%), 0.00%, 05/18/20(b)	EUR	1,432	1,624,258
Univision Communications, Inc., 5.13%, 02/15/25(a)	USD	132	120,648
US Airways Pass-Through Trust:
Series 2012-1, Class B, 8.00%, 10/01/19		656	677,735
Series 2012-2, Class B, 6.75%, 06/03/21		2,243	2,356,397
Series 2013-1, Class B, 5.38%, 11/15/21		5,543	5,652,338
USA Compression Partners LP, 6.88%, 04/01/26(a)		165	166,650
USG Corp., 4.88%, 06/01/27(a)		155	155,339
USIS Merger Sub, Inc., 6.88%, 05/01/25(a)		12	11,760
Vantiv LLC(a):
3.88%, 11/15/25	GBP	338	421,106
4.38%, 11/15/25		200	188,750

Security		Par (000)	Value
United States (continued)
Veritas US, Inc., 7.50%, 02/01/23(a)	USD	239	$226,453
Verscend Escrow Corp., 9.75%, 08/15/26(a)		2,325	2,330,813
Versum Materials, Inc., 5.50%, 09/30/24(a)		15	14,850
Vertiv Group Corp., 9.25%, 10/15/24(a)		247	245,765
Viacom, Inc.(i):
4.25%, 09/01/23		2,000	1,996,863
4.38%, 03/15/43		9,475	7,753,940
VICI Properties 1 LLC, 8.00%, 10/15/23		178	194,849
Viking Cruises Ltd.(a):
6.25%, 05/15/25		114	114,251
5.88%, 09/15/27		283	268,142
Vistra Energy Corp.:
7.38%, 11/01/22		364	377,650
7.63%, 11/01/24		111	117,383
Vistra Operations Co. LLC, 5.50%, 09/01/26(a)		69	67,965
Vizient, Inc., 10.38%, 03/01/24(a)		140	152,250
W&T Offshore, Inc., 9.75%, 11/01/23(a)		47	45,482
Wabash National Corp., 5.50%, 10/01/25(a)		96	86,400
Warner Media LLC, 3.40%, 06/15/22(i)		2,000	1,971,574
Waste Pro USA, Inc., 5.50%, 02/15/26(a)		82	77,695
Weatherford International Ltd.:
7.75%, 06/15/21		476	395,080
8.25%, 06/15/23		108	82,350
Weekley Homes LLC, 6.63%, 08/15/25		25	23,625
WellCare Health Plans, Inc.:
5.25%, 04/01/25		14	13,965
5.38%, 08/15/26(a)		96	95,760

28

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
United States (continued)
Western Digital Corp., 4.75%, 02/15/26	USD	395	$364,881
WEX, Inc., 4.75%, 02/01/23(a)		133	132,335
Whirlpool Corp., 0.63%, 03/12/20	EUR	1,432	1,633,795
Whiting Petroleum Corp., 6.63%, 01/15/26	USD	128	127,840
WildHorse Resource Development Corp., 6.88%, 02/01/25		56	55,720
Williams Cos., Inc. (The):
3.60%, 03/15/22(i)		2,000	1,967,439
8.75%, 03/15/32		63	82,476
5.75%, 06/24/44		67	67,238
Williams Scotsman International, Inc.(a):
7.88%, 12/15/22		48	49,320
6.88%, 08/15/23		114	113,145
WMG Acquisition Corp.:
4.13%, 11/01/24	EUR	625	735,468
5.50%, 04/15/26(a)	USD	35	34,125
WPX Energy, Inc.:
6.00%, 01/15/22		2	2,045
8.25%, 08/01/23		127	142,716
5.75%, 06/01/26		101	100,495
WR Grace & Co., 5.13%, 10/01/21(a)		376	378,820
Wrangler Buyer Corp., 6.00%, 10/01/25(a)		113	121,193
Wyndham Destinations, Inc.:
3.90%, 03/01/23		62	57,350
5.40%, 04/01/24		5	4,813
Wyndham Worldwide Corp., 5.75%, 04/01/27		18	16,673
Xerox Corp., 3.63%, 03/15/23(i)		41,240	37,766,950
Yum! Brands, Inc., 5.35%, 11/01/43		2	1,740
Zayo Group LLC:
6.38%, 05/15/25		171	174,848
5.75%, 01/15/27(a)		581	569,496

			1,110,438,428
Vietnam — 0.0%
Vinpearl JSC, 3.50%, 06/14/23(h)		600	598,500

Security		Par (000)	Value
Zambia — 1.3%
First Quantum Minerals Ltd.(a):
7.00%, 02/15/21(i)	USD	18,060	$17,608,500
7.25%, 05/15/22(i)		16,550	15,722,500
7.25%, 04/01/23		14,950	13,810,062
6.50%, 03/01/24		200	174,875

			47,315,937
Total Corporate Bonds — 62.6% (Cost: $2,443,560,766)			2,329,514,988

Floating Rate Loan Interests — 23.1%(k)

Australia — 0.0%
Aristocrat Leisure Ltd., Term Loan B, (LIBOR USD 3 Month + 1.75%), 4.22%, 10/19/24		398	396,704
Reece Ltd., Term Loan B, (LIBOR USD 3 Month + 2.00%), 4.40%, 06/01/25(c)		339	339,574

			736,278
Austria — 0.0%
Ai Alpine US Bidco, Inc., 1st Lien Term Loan, 10/03/25(c)(p)		444	444,000

Bermuda — 0.0%
Digicel International Finance Ltd., Term Loan, (LIBOR USD 3 Month + 3.25%), 5.57%, 05/27/24		511	488,404

29

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Canada — 1.2%
1011778 BC ULC, Term Loan, (LIBOR USD 1 Month + 2.25%), 4.55%, 02/16/24	USD	18,861	$18,780,407
Bausch Health Co., Inc., Term Loan, (LIBOR USD 1 Month + 3.00%), 5.27%, 06/02/25		17,776	17,771,704
Dentalcorp Perfect Smile ULC, 1st Lien Term Loan, (LIBOR USD 1 Month + 3.75%), 6.05%, 05/31/25(c)		277	278,191
Dentalcorp Perfect Smile ULC, Delayed Draw Term Loan, (LIBOR USD 1 Month + 3.75%), 0.00% - 6.05%, 05/31/25(c)		23	23,383
Four Seasons Holdings, Inc., Term Loan F, (LIBOR USD 1 Month + 2.00%), 4.30%, 11/30/23		753	752,531
Gateway Casinos & Entertainment Ltd., Term Loan B, (LIBOR USD 3 Month + 3.00%), 5.39%, 12/01/23		45	44,958
GFL Environmental, Inc., Term Loan B, 05/30/25(p)		1,395	1,372,331
Hudsons Bay Co., 1st Lien Term Loan B, (LIBOR USD 1 Month + 3.25%), 5.54%, 09/30/22		746	730,141
Mastronardi Produce Ltd., Term Loan B, (LIBOR USD 1 Month + 3.25%), 5.55%, 05/01/25		185	185,460
MEG Energy Corp., Term Loan B, (LIBOR USD 1 Month + 3.50%), 5.81%, 12/31/23		235	234,855
Telesat Canada, Term Loan B4, (LIBOR USD 3 Month + 2.50%), 4.89%, 11/17/23		485	484,533
Titan Acquisition Ltd., Term Loan, 03/28/25(p)		2,107	1,982,279
Trader Corp., Term Loan, (LIBOR USD 1 Month + 3.00%), 5.29%, 09/28/23		941	938,566
Xplornet Communications, Inc., Term Loan, 6.39%, 09/09/21(c)		410	410,927

			43,990,266
Denmark — 0.5%(p)
Evergood 4 APS, Term Loan B, 02/06/25	EUR	2,410	2,734,664
TDC A/S, Term Loan, 06/04/25		12,460	14,169,518

			16,904,182
France — 0.6%
Altice France SA, Term Loan, (LIBOR USD 1 Month + 4.00%), 6.28%, 08/14/26	USD	2,915	2,851,249
Altran Technologies SA, Term Loan, (LIBOR USD 3 Month + 2.25%), 4.59%, 03/20/25		209	208,846
Azelis Finance SA, Term Loan, (EURIBOR 3 Month + 3.50%), 3.50%, 12/16/22	EUR	1,381	1,572,512
Financiere Dry Mix Solutions SAS, 1st Lien Term Loan B, (EURIBOR 3 Month + 3.50%), 3.50%, 03/15/24		1,000	1,135,799
Financiere Mendel, Term Loan, 06/30/21(p)		1,500	1,704,191
Flamingo Ltd., 1st Lien Term Loan B, (EURIBOR 3 Month + 3.25%), 3.25%, 09/07/23		2,000	2,274,497
HomeVi SAS, Term Loan, 10/31/24(p)		2,500	2,847,114
Numericable US LLC, Term Loan, (LIBOR USD 1 Month + 3.69%), 5.97%, 01/31/26	USD	431	419,436
Oberthur Technologies SA, Facility Term Loan B, (EURIBOR 3 Month + 3.75%), 3.75%, 01/10/24	EUR	2,000	2,271,212
THOM Europe SAS, Term Loan, 08/07/24(p)		1,500	1,646,595
Verallia Packaging SAS, Term Loan B4, 10/31/22(p)		1,709	1,935,279
Verallia SA, Term Loan, 3.25%, 08/01/25		2,500	2,836,127

			21,702,857

Security		Par (000)		Value
Germany — 0.7%
HENSOLDT Holding GmbH, Term Loan B3, (EURIBOR 3 Month + 3.50%), 3.50%, 02/28/24	EUR	5,000		$5,659,002
LSF10 XL Bidco SCA, Term Loan, (EURIBOR 3 Month + 4.00%), 4.00%, 04/11/24		1,000		1,135,482
Nidda Healthcare Holding AG, Term Loan B2, 08/21/24(p)		—	(q)	—
OXEA Holding GmbH, Term Loan, (LIBOR USD 3 Month + 3.50%), 5.94%, 10/14/24(c)	USD	1,093		1,096,017
Rain Carbon GmbH, Term Loan, 12/11/24(p)	EUR	3,000		3,401,348
Springer Science+Business Media GmbH, Term Loan B12, 3.75%, 08/15/22		4,466		5,072,454
Tackle Group SARL, Term Loan, 08/08/22(p)		5,000		5,667,667
TigerLuxOne SARL, Term Loan, 5.50%, 02/22/24		2,463		2,801,702

				24,833,672
Isle of Man — 0.0%
GVC Holdings plc, Term Loan B2, (LIBOR USD 1 Month + 2.50%), 4.80%, 03/15/24	USD	313		314,052

Luxembourg — 1.2%
Accudyne Industries LLC, Term Loan, (LIBOR USD 1 Month + 3.00%), 5.30%, 08/18/24		1,911		1,901,426
Allnex (Luxembourg) & Cy SCA, Term Loan B1, (EURIBOR 1 Month + 3.25%), 3.25%, 09/13/23	EUR	1,975		2,237,558
Altice Financing SA, Term Loan, (LIBOR USD 1 Month + 2.75%), 5.04%, 01/31/26	USD	317		308,484
Endo Pharmaceuticals, Inc., Term Loan B, (LIBOR USD 1 Month + 4.25%), 6.56%, 04/29/24		642		644,119
GOL Luxco SA, Term Loan, (LIBOR USD 6 Month + 6.50%), 6.50%, 08/31/20		19,925		20,348,406
Intelsat Jackson Holdings SA, Term Loan:
11/27/23(p)		5,360		5,360,000
(LIBOR USD 1 Month + 4.50%), 6.79% , 01/02/24		557		576,571
Invictus Co., Term Loan B, (LIBOR USD 1 Month + 3.00%), 5.30%, 03/28/25		502		503,722
ION Trading Technologies SARL, Term Loan, 11/21/24(p)	EUR	2,978		3,335,941
IVG Holdco Ltd., Term Loan, (EURIBOR 6 Month + 0.00%), 0.00%, 10/31/19(c)		74		3,891
JBS USA Lux SA, Term Loan, (LIBOR USD 3 Month + 2.50%), 4.84% - 4.89%, 10/30/22	USD	2,504		2,502,348
LSF10 XL Bidco SCA, Term Loan B, (EURIBOR 1 Month + 4.00%), 4.00%, 04/11/24	EUR	2,666		3,027,298
Mallinckrodt International Finance SA, 1st Lien Term Loan B, (LIBOR USD 3 Month + 2.75%), 5.14%, 09/24/24	USD	439		433,049
SS&C Technologies Holdings, Inc., Term Loan, (LIBOR USD 1 Month + 2.25%), 4.55%, 04/16/25		2,425		2,411,467
Telenet Communications NV, Term Loan, (EURIBOR 6 Month + 2.50%), 2.50%, 12/15/27	EUR	2,000		2,255,401

				45,849,681

30

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Netherlands — 1.1%
Action Holding BV, Term Loan B, (EURIBOR 3 Month + 3.50%), 3.50%, 03/07/25	EUR	4,000	$4,521,810
Alpha 3 BV, Term Loan, 01/31/24(p)	USD	1,347	1,345,723
AMG Advanced Metallurgical Group, Term Loan, 01/30/25(p)		284	283,865
Axalta Dupont PC, Term Loan, (LIBOR USD 3 Month + 1.75%), 4.14%, 06/01/24		1,095	1,091,130
Bach Finance Ltd., Term Loan, 08/30/24(p)	EUR	4,000	4,545,234
Jacobs Douwe Egberts, Term Loan, 10/23/25(p)	USD	364	364,224
Keter Group BV, Term Loan:
(EURIBOR 3 Month + 4.25%), 5.25% , 10/31/23	EUR	3,000	3,081,533
Keter Group, Term Loan, 10/31/23(p)		2,000	2,061,423
Kloeckner & Co. SE, Term Loan, (EURIBOR 3 Month + 4.75%), 4.75%, 06/30/22		4,500	4,810,223
MacDermid Agricultural Solutions Holdings BV, Term Loan C5, (EURIBOR 1 Month + 2.75%), 3.50%, 06/07/23		1,845	2,092,233
Playa Resorts Holding BV, 1st Lien Term Loan B, (LIBOR USD 1 Month + 2.75%), 5.05%, 04/29/24	USD	417	410,240
Sapphire Bidco BV, Term Loan B, 05/05/25(p)	EUR	2,500	2,833,833
Starfruit Finco BV, Term Loan:
10/01/25(p)		6,500	7,417,441
(LIBOR USD 1 Month + 3.25%), 5.55%, 10/01/25	USD	992	988,280
Stars Group Holdings BV, Term Loan, (LIBOR USD 3 Month + 3.50%), 5.89%, 07/10/25		1,989	1,996,195
TMF Group Holding BV, 2nd Lien Term Loan, 6.88%, 05/04/26	EUR	1,500	1,702,696

			39,546,083
Norway — 0.1%
Silk Bidco AS, 1st Lien Term Loan B, 4.00%, 02/24/25		4,000	4,552,120

Poland — 0.4%
Pfleiderer Group SA, Term Loan, 08/01/24(p)		14,000	15,751,332

Spain — 0.6%
Euskaltel SA, Term Loan B4, (EURIBOR 3 Month + 2.75%), 2.75%, 11/27/24		2,000	2,259,274
Promotora de Informaciones SA, 1st Lien Term Loan, 11/30/22(p)		15,264	16,441,096
Promotora de Informaciones SA, Term Loan, 12/31/22(p)		1,780	1,873,739

			20,574,109
Sweden — 0.3%
Diaverum Holding SARL, Term Loan B, 07/04/24(p)		4,500	5,045,956
Unilabs Diagnostics AB, Term Loan B, (EURIBOR 6 Month + 2.75%), 2.75%, 04/19/24		1,700	1,916,551
Verisure Holding AB, Term Loan B1, 10/21/22(p)		4,700	5,318,238

			12,280,745

Security		Par (000)		Value
Switzerland — 0.2%
Swissport Financing SARL, Term Loan, 4.38%, 02/09/22	EUR	4,916		$5,582,403
Swissport Investments AG, Term Loan, (EURIBOR 3 Month + 4.75%), 4.75%, 02/08/22		1,788		2,036,545

				7,618,948
United Kingdom — 1.1%
CD&R Firefly Bidco Ltd., Term Loan, 06/23/25(p)	GBP	3,500		4,468,108
EG Group Ltd., Term Loan, (EURIBOR 3 Month + 4.00%), 4.00%, 02/07/25	EUR	2,018		2,288,930
EG Group Ltd., Term Loan B1, (EURIBOR 3 Month + 4.00%), 4.00%, 02/07/25		3,962		4,496,611
EURO Garages Ltd., Term Loan B1, (LIBOR USD 3 Month + 4.00%), 6.39%, 02/07/25	USD	248		247,596
Froneri International plc, Term Loan B, (EURIBOR 3 Month + 2.63%), 2.63%, 01/31/25	EUR	3,500		3,975,850
GBT Group Services BV, Term Loan, (LIBOR USD 3 Month + 2.50%), 4.84%, 08/13/25	USD	133		133,499
GVC Holdings plc, Term Loan, 03/02/23(p)	EUR	3,500		3,969,230
INEOS Finance plc, Term Loan, 04/01/24(p)		—	(q)	—
Inovyn Finance plc, Term Loan B1, (EURIBOR 3 Month + 2.25%), 3.00%, 05/10/24		4,461		5,056,260
Iris Bidco Ltd., Term Loan B, (LIBOR GBP 1 Month + 4.50%), 0.00% - 5.22%, 09/08/25(c)	GBP	3,100		3,987,185
Jackpotjoy plc, Term Loan, (LIBOR GBP 1 Month + 5.25%), 5.97%, 12/05/24(c)		2,000		2,558,522
Nomad Foods Ltd., Term Loan, (LIBOR USD 1 Month + 2.25%), 4.53%, 05/15/24	USD	547		544,664
Theramex SpA, Term Loan, 4.00%, 01/31/25	EUR	2,500		2,812,172
Virgin Media SFA Finance Ltd., 1st Lien Term Loan, 3.97%, 01/15/27	GBP	6,500		8,287,529

				42,826,156
United States — 15.1%
8th Avenue Food & Provisions, Inc., Term Loan, 10/01/25(p)	USD	353		355,648
Abacus Innovations Corp., Term Loan, (LIBOR USD 1 Month + 1.75%), 4.06%, 08/22/25		110		109,947
ABC Supply Co., Inc., Term Loan B, (LIBOR USD 1 Month + 2.00%), 4.30%, 10/31/23		994		982,875
Acadia Healthcare Co., Inc., Term Loan B2, (LIBOR USD 1 Month + 2.50%), 4.80%, 02/16/23		590		591,078
Access CIG LLC, 2nd Lien Term Loan:
(LIBOR USD 6 Month + 0.00%), 7.75%, 02/27/26		—		—
(LIBOR USD 1 Month + 7.75%), 10.05%, 02/27/26		74		73,575
Access CIG LLC, Term Loan:
02/27/25(p)		20		20,394
(LIBOR USD 1 Month + 3.75%), 6.05%, 02/27/25		185		185,372

31

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
United States (continued)
Achilles Acquisition LLC, Term Loan, (LIBOR USD 1 Month + 4.00%), 6.31%, 10/03/25(c)	USD	533	$535,665
Advanced Disposal Services, Inc., Term Loan, (LIBOR USD 3 Month + 2.25%), 4.46%, 11/10/23		570	569,928
AES Corp. (The), Term Loan, (LIBOR USD 3 Month + 1.75%), 4.07%, 05/31/22		629	628,179
AHP Health Partners, Inc., Term Loan, (LIBOR USD 1 Month + 4.50%), 6.80%, 06/30/25		247	248,231
AI Aqua Merger Sub, Inc., Term Loan B, (LIBOR USD 1 Month + 3.25%), 5.55%, 12/13/23		226	224,966
Akorn, Inc., Term Loan, (LIBOR USD 1 Month + 4.75%), 7.00%, 04/16/21		641	591,406
A-L Parent LLC, Term Loan(c):
(LIBOR USD 1 Month + 3.25%), 5.56%, 12/01/23		364	363,693
12/01/23(p)		308	307,327
Albany Molecular Research, Inc., Term Loan:
(LIBOR USD 1 Month + 3.25%), 5.55%, 08/30/24		173	172,765
(LIBOR USD 1 Month + 7.00%), 9.30%, 08/30/25		125	125,104
Albertson’s LLC, Term Loan B4, (LIBOR USD 1 Month + 2.75%), 5.05%, 08/25/21		247	246,073
Albertson’s LLC, Term Loan B7, 10/29/25(p)		730	723,906
AlixPartners LLP, Term Loan, 04/04/24(p)		1,775	1,774,572
Alliant Holdings Intermediate LLC, Term Loan, (LIBOR USD 1 Month + 3.00%), 5.28%, 05/09/25		1,438	1,435,680
Allied Universal Holdco LLC, Term Loan, (LIBOR USD 3 Month + 3.75%), 6.14%, 07/28/22		499	494,510
Alphabet Holding Co., Inc., Term Loan:
09/26/24(p)		991	947,206
(LIBOR USD 1 Month + 7.75%), 10.05%, 09/26/25		539	478,136
Altice US Finance I Corp., Term Loan B, (LIBOR USD 1 Month + 2.25%), 4.55%, 07/28/25		872	870,443
Amneal Pharmaceuticals LLC, Term Loan B18, (LIBOR USD 1 Month + 3.50%), 5.81%, 03/21/25		1,097	1,102,207
AmWINS Group, Inc., Term Loan, (LIBOR USD 1 Month + 2.75%), 5.03% - 5.05%, 01/25/24		992	993,317
Applied Systems, Inc., Term Loan:
(LIBOR USD 3 Month + 3.00%), 5.39%, 09/19/24		746	748,341
(LIBOR USD 3 Month + 7.00%), 9.39%, 09/19/25		1,269	1,287,085

Security		Par (000)	Value
United States (continued)
Aptean, Inc., Term Loan, (LIBOR USD 3 Month + 4.25%), 6.64%, 12/20/22	USD	223	$223,327
ARAMARK Services, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 1.75%), 4.05%, 03/11/25		549	548,643
Ascend Learning LLC, Term Loan B, (LIBOR USD 1 Month + 3.00%), 5.30%, 07/12/24		366	366,531
Ascend Performance Materials Operations LLC, 1st Lien Term Loan B, (LIBOR USD 3 Month + 5.25%), 7.64%, 08/12/22		358	358,177
AssuredPartners, Inc., Term Loan, 10/22/24(p)		746	743,227
Asurion LLC, 1st Lien Term Loan B6, (LIBOR USD 1 Month + 3.00%), 5.30%, 11/03/23		336	336,491
Asurion LLC, 2nd Lien Term Loan B2, (LIBOR USD 1 Month + 6.50%), 8.80%, 08/04/25		704	722,128
Asurion LLC, Term Loan, (LIBOR USD 1 Month + 3.00%), 5.30%, 11/03/24		1,653	1,653,750
Asurion LLC, Term Loan B4, (LIBOR USD 1 Month + 3.00%), 5.30%, 08/04/22		1,456	1,457,162
Avantor, Inc., Term Loan, (LIBOR USD 1 Month + 4.00%), 6.30%, 11/21/24		1,110	1,117,611
Avaya, Inc., Term Loan B, (LIBOR USD 1 Month + 4.25%), 6.53%, 12/15/24		563	564,760
Avolon Borrower 1 LLC, 1st Lien Term Loan B3, (LIBOR USD 1 Month + 2.00%), 4.28%, 01/15/25		192	191,550
Ball Metalpack Finco LLC, Term Loan, (LIBOR USD 1 Month + 4.50%), 6.80%, 07/31/25		229	230,572
BCP Raptor II LLC, Term Loan, 10/22/25(c)(p)		565	560,763
BCP Raptor LLC, 1st Lien Term Loan, 06/24/24(p)		718	708,047
Beacon Roofing Supply, Inc., Term Loan B, 01/02/25(p)		565	559,064
Belron Finance US LLC, Term Loan B, (LIBOR USD 3 Month + 2.50%), 4.84%, 11/07/24		756	757,421
Berry Global, Inc., Term Loan Q, (LIBOR USD 1 Month + 2.00%), 4.28%, 10/01/22		1,380	1,378,843
Blackhawk Networks Holdings, Inc., 1st Lien Term Loan, 05/23/25(p)		529	529,111
Boxer Parent Co., Inc., Term Loan B, 10/02/25(p)		7,280	7,297,472
Boyd Gaming Corp., Term Loan B, (LIBOR USD 3 Month + 2.25%), 4.48%, 09/15/23		1,053	1,053,872
Brand Energy & Infrastructure Services, Inc., Term Loan, (LIBOR USD 3 Month + 4.25%), 6.64% - 6.76%, 06/21/24		2,105	2,112,562
Bright Horizons Family Solutions LLC, 1st Lien Term Loan B, (LIBOR USD 1 Month + 1.75%), 3.99%, 11/07/23		1,859	1,859,256
BWAY Holding Co., Term Loan, (LIBOR USD 3 Month + 3.25%), 5.66%, 04/03/24		1,003	996,471
Cablevision CSC Holdings LLC, Term Loan, (LIBOR USD 1 Month + 2.25%), 4.53%, 07/17/25		2,287	2,279,617
Caesars Resort Collection LLC, Term Loan, (LIBOR USD 1 Month + 2.75%), 5.05%, 12/23/24		1,587	1,587,154
California Resources Corp., Term Loan:
(LIBOR USD 1 Month + 10.38%), 12.67%, 12/31/21		1,000	1,112,500
(LIBOR USD 1 Month + 4.75%), 7.04%, 12/31/22		515	522,053

32

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
United States (continued)
Calpine Construction Finance Co. LP, Term Loan, (LIBOR USD 1 Month + 2.50%), 4.80%, 01/15/25	USD	229	$228,109
Calpine Corp., 1st Lien Term Loan B5, (LIBOR USD 3 Month + 2.50%), 4.89%, 01/15/24		725	722,659
Camelot Group LLC, Term Loan B, (LIBOR USD 1 Month + 3.25%), 5.55%, 10/03/23		1,228	1,226,418
Capri Acquisitions Bidco Ltd., Term Loan, (LIBOR USD 3 Month + 3.25%), 5.78%, 11/01/24		754	751,005
Carlisle Foodservice Products, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 3.00%), 5.29%, 03/16/25		165	162,570
Carlisle Foodservice Products, Inc., Term Loan DD, 03/16/25(p)		37	36,854
Cast & Crew Payroll LLC, Term Loan, (LIBOR USD 1 Month + 2.75%), 5.06%, 09/27/24		1,508	1,507,952
Catalent Pharma Solutions, Inc., 1st Lien Term Loan B, (LIBOR USD 1 Month + 2.25%), 4.55%, 05/20/24		1,098	1,101,832
CCC Information Services, Inc., 2nd Lien Term Loan, (LIBOR USD 1 Month + 6.75%), 9.05%, 04/28/25		248	249,240
CCC Information Services, Inc., Term Loan, (LIBOR USD 1 Month + 3.00%), 5.31%, 04/29/24		371	371,307
CCM Merger, Inc., 1st Lien Term Loan B, 08/06/21(p)		759	759,241
CEC Entertainment, Inc., Term Loan B, (LIBOR USD 1 Month + 3.25%), 5.55%, 02/12/21		357	339,747
CenturyLink, Inc., Term Loan:
(LIBOR USD 1 Month + 2.75%), 5.05%, 11/01/22		474	472,491
01/31/25(p)		1,797	1,776,341
Change Healthcare Holdings LLC, Term Loan B, (LIBOR USD 1 Month + 2.75%), 5.05% - 5.77%, 03/01/24		744	742,917
Charter Communications Operating LLC, Term Loan, (LIBOR USD 1 Month + 1.50%), 3.81%, 03/31/23		15,441	15,425,809
Charter Communications Operating LLC, Term Loan B, (LIBOR USD 1 Month + 2.00%), 4.31%, 04/30/25		14,878	14,875,801
Charter NEX US, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 3.00%), 5.30%, 05/16/24		495	493,854
Chemours Co. (The), 1st Lien Term Loan, (LIBOR USD 1 Month + 1.75%), 4.05%, 04/03/25		373	371,494

Security		Par (000)	Value
United States (continued)
Chemours Co. (The), Tranche Term Loan B2, (EURIBOR 3 Month + 2.00%), 2.50%, 04/03/25	EUR	2,722	$3,091,020
CHG Healthcare Services, Inc., Term Loan B, (LIBOR USD 1 Month + 3.00%), 5.30% - 5.53%, 06/07/23	USD	1,394	1,397,530
CHG PPC Parent LLC, Term Loan, (LIBOR USD 1 Month + 2.75%), 5.05%, 03/31/25(c)		224	223,596
Chobani LLC, Term Loan, (LIBOR USD 1 Month + 3.50%), 5.80%, 10/10/23		2,113	2,061,287
Ciena Corp., Term Loan B1, 09/26/25(p)		334	334,210
CityCenter Holdings LLC, Term Loan B, (LIBOR USD 1 Month + 2.25%), 4.55%, 04/18/24		1,257	1,253,125
CLEAResult Consulting, Inc., Term Loan, (LIBOR USD 1 Month + 3.50%), 5.78%, 08/15/25(c)		237	237,593
CNX Resources Corp., Term Loan, (LIBOR USD 1 Month + 6.00%), 8.31%, 11/28/22		683	697,893
Compass Power Generation LLC, Term Loan B, (LIBOR USD 1 Month + 3.50%), 5.80%, 12/20/24		371	373,179
Concentra, Inc., 2nd Lien Term Loan, 07/25/23(p)		803	811,030
Concentra, Inc., Term Loan, (LIBOR USD 1 Month + 2.75%), 5.03%, 06/01/22		579	579,724
CONSOL Energy, Inc., Term Loan, (LIBOR USD 1 Month + 4.25%), 6.56%, 11/26/21(c)		92	92,188
Continental Building Products, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 2.25%), 4.55%, 08/18/23		122	121,984
CPG International, Inc., Term Loan, 05/05/24(p)		445	445,587
Creative Artists Agency LLC, Term Loan B, (LIBOR USD 1 Month + 3.00%), 5.29%, 02/15/24		924	925,173
Crown Acquisition Corp., Term Loan, 10/24/25(p)		227	227,756
Crown Holdings, Inc., Term Loan B, (EURIBOR 1 Month + 2.38%), 2.38%, 04/03/25	EUR	5,237	5,966,780
CryoLife, Inc., Term Loan, 12/02/24(p)	USD	775	777,116
Culligan NewCo Ltd., 1st Lien Term Loan B, (LIBOR USD 1 Month + 3.25%), 5.55%, 12/13/23		266	264,896
DAE Aviation Holdings, Inc., Term Loan, (LIBOR USD 1 Month + 3.75%), 6.05%, 07/07/22		148	148,861
DaVita Healthcare, Inc., 1st Lien Term Loan B, (LIBOR USD 1 Month + 2.75%), 5.05%, 06/24/21		445	445,492
Dayton Power and Light Co. (The), Term Loan B, (LIBOR USD 1 Month + 2.00%), 4.31%, 08/24/22		228	228,135
Dealer Tire LLC, Term Loan B, (LIBOR USD 3 Month + 3.25%), 5.54%, 12/22/21		255	253,683

33

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security		Par (000)		Value
United States (continued)
Deerfield Holdings Corp., Term Loan, (LIBOR USD 1 Month + 3.25%), 5.55%, 02/13/25	USD	264		$263,127
Dell International LLC, Term Loan, (LIBOR USD 1 Month + 2.00%), 4.31%, 09/07/23		1,507		1,504,520
Diamond BV, Term Loan, 09/06/24(p)	EUR	—	(q)	—
Diplomat Pharmacy, Inc., Term Loan, (LIBOR USD 1 Month + 4.50%), 6.81%, 12/20/24	USD	300		300,332
DJO Finance LLC, 1st Lien Term Loan B, (LIBOR USD 3 Month + 3.25%), 5.55% - 5.65%, 06/08/20		4,007		3,997,466
Doosan Infracore International, Inc., Term Loan B, (LIBOR USD 3 Month + 2.00%), 4.30% - 4.39%, 05/18/24		484		482,928
DTI Holdco, Inc., Term Loan, (LIBOR USD 3 Month + 4.75%), 6.95%, 09/29/23		515		490,310
DTZ US Borrower LLC, Term Loan, (LIBOR USD 1 Month + 3.25%), 5.55%, 12/31/22		1,694		1,692,408
Edelman Financial Center LLC (The), 1st Lien Term Loan B, (LIBOR USD 3 Month + 3.25%), 5.69%, 07/21/25		241		241,754
EIF Channelview Cogeneration LLC, 1st Lien Term Loan B, (LIBOR USD 1 Month + 4.25%), 6.56%, 05/03/25		137		137,639
Energizer Holdings, Inc., 1st Lien Term Loan B, 06/20/25(p)		219		219,138
EnergySolutions, LLC, Term Loan, (LIBOR USD 3 Month + 3.75%), 6.14%, 05/30/25		183		183,570
Engility Corp., Term Loan B1, (LIBOR USD 1 Month + 2.25%), 4.55%, 08/12/20		167		166,953
Ennis-Flint Road Infrastructure Investment, Term Loan, (LIBOR USD 1 Month + 3.50%), 5.80%, 06/13/23		505		494,842
Envision Healthcare Corp., Term Loan, 10/10/25(p)		14,720		14,402,637
Equian Buyer Corp., Term Loan B, (LIBOR USD 1 Month + 3.25%), 5.54%, 05/20/24		521		521,043
ESH Hospitality, Inc. Term Loan B, (LIBOR USD 1 Month + 2.00%), 4.30%, 08/30/23		1,297		1,294,880
Eton LLP, Term Loan B, (LIBOR USD 1 Month + 3.25%), 5.55%, 03/15/25(c)		294		293,527
EURO Garages Ltd., Term Loan B, 02/07/25(p)		1,334		1,334,075
Evergreen AcqCo 1 LP, Term Loan C, (LIBOR USD 3 Month + 3.75%), 6.10% - 6.22%, 07/09/19		65		62,417
EWT Holdings III Corp., 1st Lien Term Loan, 12/20/24(p)		196		195,383
Exgen Renewables IV LLC, Term Loan, (LIBOR USD 3 Month + 3.00%), 5.32%, 11/28/24(c)		221		222,312
Filtration Group Corp., Term Loan B, (LIBOR USD 1 Month + 3.00%), 5.30%, 03/29/25		1,537		1,542,763

Security		Par (000)	Value
United States (continued)
Financial & Risk US Holdings, Inc., Term Loan:
10/01/25(p)	EUR	1,378	1,566,080
(LIBOR USD 1 Month + 3.75%), 6.05%, 10/01/25	USD	5,790	5,727,294
First Data Corp., 1st Lien Term Loan, (LIBOR USD 1 Month + 2.00%), 4.29%, 04/26/24		4,638	4,611,058
First Data Corp., Term Loan, (LIBOR USD 1 Month + 2.00%), 4.29%, 07/08/22		933	929,825
Flex Acquisition Co., Term Loan, (LIBOR USD 1 Month + 3.25%), 5.55%, 06/30/25		572	571,876
Flexera Software LLC, Term Loan, (LIBOR USD 1 Month + 3.25%), 5.56%, 02/26/25		349	350,258
Forest City Realty Trust, Term Loan B, 10/24/25(p)		792	794,637
Fortress Investment Group LLC, Term Loan B, (LIBOR USD 1 Month + 2.00%), 4.30%, 12/27/22		269	268,464
Foundation Building Materials, Inc., 1st Lien Term Loan B, (LIBOR USD 1 Month + 3.25%), 5.53%, 08/13/25(c)		347	343,096
Frontier Communications Corp., Term Loan, (LIBOR USD 1 Month + 2.75%), 5.06%, 03/31/21		814	788,682
Gardner Denver, Inc., Term Loan B, (LIBOR USD 1 Month + 2.75%), 5.05%, 07/30/24		706	707,226
Gates Global LLC, Term Loan, (EURIBOR 3 Month + 3.00%), 3.00%, 04/01/24	EUR	1,995	2,260,989
Gates Global LLC, Term Loan B, (LIBOR USD 1 Month + 2.75%), 5.05%, 04/01/24	USD	2,110	2,110,653
Gavilan Resources LLC, 2nd Lien Term Loan, 03/01/24(p)		717	667,988
Gentiva Health Services, Inc., Term Loan, 07/02/26(p)		20,824	21,240,107
Gentiva Health Services, Inc., Term Loan U, (LIBOR USD 1 Month + 3.75%), 6.06%, 07/02/25(c)		27,912	28,016,340
Genuine Financial Holdings LLC, Term Loan, (LIBOR USD 3 Month + 3.75%), 6.14%, 07/12/25		438	438,823
GEO Group Refinancing, Term Loan, (LIBOR USD 1 Month + 2.00%), 4.31%, 03/22/24		613	610,752
Global Payments, Inc., Term Loan B(p):
04/21/23		413	411,984
10/17/25		138	137,071

34

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
United States (continued)
Go Daddy Operating Co. LLC, Term Loan B, (LIBOR USD 1 Month + 2.25%), 4.55%, 02/15/24	USD	1,243	$1,243,335
Goodrx, Inc., Term Loan, 10/10/25(p)		373	374,555
GrafTech Finance, Inc., 1st Lien Term Loan B, (LIBOR USD 1 Month + 3.50%), 5.80%, 02/12/25(c)		548	548,063
Granite Acquisition, Inc., 1st Lien Term Loan B, (LIBOR USD 3 Month + 3.50%), 5.90%, 12/17/21		863	863,768
Granite Acquisition, Inc., 1st Lien Term Loan C, (LIBOR USD 3 Month + 3.50%), 5.89%, 12/17/21		100	100,586
Gray Television, Inc., Term Loan B, (LIBOR USD 1 Month + 2.25%), 4.52%, 02/07/24		467	466,840
Greeneden US Holdings I LLC, Term Loan B, (LIBOR USD 1 Month + 3.50%), 5.80%, 12/01/23		1,496	1,500,464
Greenhill & Co., Inc., Term Loan, (LIBOR USD 3 Month + 3.75%), 5.97% - 6.14%, 10/12/22		407	408,664
Grifols Worldwide Operations Ltd., Term Loan, (LIBOR USD 3 Month + 2.25%), 4.47%, 01/31/25		982	982,416
Gruden Acquisition, Inc., 1st Lien Term Loan, (LIBOR USD 3 Month + 5.50%), 7.89%, 08/18/22		250	253,000
GYP Holdings III Corp., Term Loan B, 06/01/25(p)		224	220,227
Harbor Freight Tools USA, Inc., Term Loan, 08/18/23(p)		1,003	985,826
Hargray Communications Group, Inc., Term Loan, (LIBOR USD 1 Month + 3.00%), 5.30%, 05/16/24		531	530,158
Harland Clarke Holdings Corp., Term Loan B, (LIBOR USD 3 Month + 4.75%), 7.14%, 11/03/23		321	300,122
Hayward Industries, Inc., Term Loan, (LIBOR USD 6 Month + 3.50%), 5.79%, 08/05/24		454	454,696
HCA, Inc., Term Loan B, (LIBOR USD 1 Month + 2.00%), 4.30%, 03/13/25		886	888,871
HD Supply Waterworks Ltd., Term Loan, (LIBOR USD 3 Month + 3.00%), 5.31% - 5.32%, 08/01/24(c)		871	870,111
HD Supply, Inc., Term Loan, 10/17/23(p)		1,839	1,837,576
H-Food Holdings LLC, Term Loan, (LIBOR USD 1 Month + 3.00%), 5.30%, 05/23/25		261	255,857
Hilton Worldwide Finance LLC, 1st Lien Term Loan B2, (LIBOR USD 1 Month + 1.75%), 4.03%, 10/25/23		82	81,606
Hostess Brands LLC, Term Loan, (LIBOR USD 1 Month + 2.25%), 4.49%, 08/03/22		616	612,834
Hub International Ltd., Term Loan B, (LIBOR USD 3 Month + 3.00%), 5.49%, 04/25/25		501	499,022

Security		Par (000)	Value
United States (continued)
Hyland Software, Inc., Term Loan, 07/01/22(p)	USD	458	$460,113
IG Investments Holdings LLC, Term Loan, (LIBOR USD 3 Month + 3.50%), 5.80% - 5.89%, 05/23/25		1,072	1,075,575
iHeartCommunications, Inc., Tranche D Term Loan, (LIBOR USD 3 Month + 6.75%), 8.99%, 01/30/19(m)		1,377	992,122
Immucor, Inc., 1st Lien Term Loan, (LIBOR USD 3 Month + 5.00%), 7.39%, 06/15/21		1,115	1,131,684
Infor US, Inc., Term Loan, (LIBOR USD 3 Month + 2.75%), 5.14%, 02/01/22		1,724	1,716,270
Informatica LLC, Term Loan B, (LIBOR USD 1 Month + 3.25%), 5.55%, 08/05/22		20,652	20,723,399
Invictus Co., Term Loan B26, (LIBOR USD 1 Month + 6.75%), 9.05%, 03/30/26(c)		130	129,025
IPS Acquisition LLC, Term Loan B, (LIBOR USD 1 Month + 3.25%), 5.55%, 11/07/24		358	358,945
iQor US, Inc., 1st Lien Term Loan, (LIBOR USD 3 Month + 5.00%), 7.40% - 7.94%, 04/01/21		346	319,302
IQVIA, Inc., Term Loan, (EURIBOR 3 Month + 2.00%), 2.75%, 03/07/24	EUR	5,451	6,185,885
IQVIA, Inc., Term Loan B:
(LIBOR USD 3 Month + 2.00%), 4.39%, 03/07/24	USD	451	451,454
(EURIBOR 3 Month + 2.00%), 2.50%, 06/11/25	EUR	998	1,130,101
IRB Holding Corp., Term Loan B, 02/05/25(p)	USD	1,458	1,453,898
Jaguar Holding Co. I, Term Loan, (LIBOR USD 1 Month + 2.50%), 4.80%, 08/18/22		1,581	1,575,247
Jeld-Wen, Inc., Term Loan, (LIBOR USD 3 Month + 2.00%), 4.39%, 12/14/24		486	484,200
KAR Auction Services, Inc., Term Loan B5, (LIBOR USD 3 Month + 2.50%), 4.94%, 03/09/23		737	737,643
KFC Holding Co., Term Loan B, (LIBOR USD 1 Month + 1.75%), 4.04%, 04/03/25		839	838,518
Kingpin Intermediate Holdings LLC, 1st Lien Term Loan B, (LIBOR USD 1 Month + 3.50%), 5.81%, 07/03/24		535	537,029
Kronos, Inc., 1st Lien Term Loan B, 11/01/23(p)		3,500	3,502,975
Lakeland Tours LLC, Term Loan B, (LIBOR USD 3 Month + 4.00%), 6.33%, 12/16/24		353	354,465

35

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
United States (continued)
Las Vegas Sands LLC, Term Loan, (LIBOR USD 1 Month + 1.75%), 4.05%, 03/27/25	USD	1,246	$1,241,189
Leslie’s Poolmart, Inc., Term Loan B, (LIBOR USD 1 Month + 3.50%), 5.80%, 08/16/23		376	374,809
Level 3 Financing, Inc., Term Loan, (LIBOR USD 1 Month + 2.25%), 4.53%, 02/22/24		857	857,430
Lifescan Global Corp., Term Loan U, (LIBOR USD 3 Month + 6.00%), 8.40%, 10/01/24		111	108,272
Lions Gate Entertainment, Inc., Term Loan, (LIBOR USD 1 Month + 2.25%), 4.55%, 03/24/25		372	370,439
LTI Holdings, Inc., Term Loan, (LIBOR USD 1 Month + 3.50%), 5.80%, 09/06/25		322	321,598
Lucid Energy Group II Borrower LLC, Term Loan, (LIBOR USD 1 Month + 3.00%), 5.28%, 02/17/25		503	493,688
MA Financeco LLC, Term Loan, (LIBOR USD 1 Month + 2.50%), 4.80%, 06/21/24		48	48,243
MacDermid, Inc., Term Loan, (EURIBOR 1 Month + 2.50%), 3.25%, 06/07/20	EUR	2,161	2,450,190
Marriott Ownership Resorts, Inc., Term Loan B, (LIBOR USD 1 Month + 2.25%), 4.55%, 08/29/25	USD	384	384,960
Mavis Tire Express Services Corp., 1st Lien Term Loan, 03/15/25(p)		118	116,862
Mavis Tire Express Services Corp., Delayed Draw 1st Lien Term Loan, 03/15/25(p)		3	3,043
McAfee LLC, 1st Lien Term Loan, 09/30/24(p)		34,181	34,260,119
McAfee LLC, Term Loan, 09/29/25(p)		37,475	38,061,072
McDermott International, Inc., Term Loan, (LIBOR USD 1 Month + 5.00%), 7.30%, 05/12/25		578	570,146
Medallian Midland Acquisition LLC, Term Loan B, 10/30/24(p)		126	124,658
Meredith Corp., Term Loan, (LIBOR USD 3 Month + 3.00%), 5.24%, 01/31/25		439	437,736
Messer Industries LLC, Term Loan, 10/01/25(p)		2,669	2,668,333
MGM Growth Properties LLC, Term Loan B, (LIBOR USD 1 Month + 2.00%), 4.30%, 03/21/25		1,864	1,857,777
MH Sub I LLC, 1st Lien Term Loan, (LIBOR USD 1 Month + 3.75%), 6.03%, 09/13/24		268	268,640
Microchip Technology, Inc., Term Loan, (LIBOR USD 1 Month + 2.00%), 4.31%, 05/29/25		1,788	1,780,358
Micron Technology, Inc., Term Loan, (LIBOR USD 1 Month + 1.75%), 4.06%, 04/26/22		17,392	17,388,305
Midcoast Operating LP, Term Loan, (LIBOR USD 3 Month + 5.50%), 7.89%, 06/30/25		443	441,879
Mission Broadcasting, Inc., Term Loan, 01/17/24(p)		137	136,982
Misys Ltd., 1st Lien Term Loan, (LIBOR USD 3 Month + 3.50%), 5.89%, 06/13/24		834	828,843
Mitchell International, Inc., 1st Lien Term Loan, 11/29/24(p)		2,826	2,811,840

Security		Par (000)		Value
United States (continued)
Mitchell International, Inc., 2nd Lien Term Loan, (LIBOR USD 1 Month + 7.25%), 9.55%, 12/01/25	USD	267		$267,333
MLN US HoldCo. LLC, Term Loan, 07/11/25(p)		390		392,242
MPH Acquisition Holdings LLC, Term Loan, (LIBOR USD 3 Month + 2.75%), 5.14%, 06/07/23		1,950		1,943,982
MTN Infrastructure TopCo, Inc., Term Loan, (LIBOR USD 1 Month + 3.00%), 5.30%, 11/15/24		601		601,155
Multi-color Corp., 1st Lien Term Loan B, 10/31/24(p)		357		357,965
Neiman Marcus Group Ltd. LLC, Term Loan, (LIBOR USD 1 Month + 3.25%), 5.53%, 10/25/20		358		325,743
New Lightsquared LLC, 1st Lien Term Loan, (LIBOR USD 3 Month + 8.75%), 10.07%, 12/07/20		2,130		1,531,282
Nexeo Solutions LLC, Term Loan B, (LIBOR USD 3 Month + 3.25%), 5.56% - 5.78%, 06/09/23		295		296,864
Nexstar Broadcasting, Inc., 1st Lien Term Loan B2, 01/17/24(p)		857		856,311
Nielsen Finance LLC, Term Loan, (EURIBOR 6 Month + 2.50%), 2.50%, 10/04/23	EUR	995		1,128,648
nThrive, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 4.50%), 6.80%, 10/20/22	USD	605		606,598
NVA Holdings, Inc., Term Loan B3, (LIBOR USD 1 Month + 2.75%), 5.05%, 02/02/25(c)		714		707,225
ON Assignment, Inc., Term Loan B, (LIBOR USD 1 Month + 2.00%), 4.30%, 04/02/25		336		336,060
ON Semiconductor Corp., Term Loan, 03/31/23(p)		—	(q)	—
Optiv Security, Inc., 2nd Lien Term Loan, 01/31/25(p)		193		185,384
Optiv Security, Inc., Term Loan, 02/01/24(p)		530		513,008
Ortho-Clinical Diagnostics, Inc., Term Loan B, (LIBOR USD 1 Month + 3.25%), 5.54%, 06/30/25		3,602		3,588,503
Oryx Southern Delaware Holdings LLC, Term Loan, 02/28/25(p)		144		142,440
Oxbow Carbon LLC, Term Loan, (LIBOR USD 1 Month + 3.50%), 5.80%, 01/04/23		133		133,655
Peak 10 Holding Corp., 2nd Lien Term Loan, (LIBOR USD 3 Month + 7.25%), 9.79%, 08/01/25		375		367,031
Peak 10 Holding Corp., Term Loan, (LIBOR USD 3 Month + 3.50%), 5.89%, 08/01/24		1,301		1,280,241
Penn National Gaming, Inc., 1st Lien Term Loan, 10/15/25(p)		188		188,470
Petco Animal Supplies, Inc., Term Loan, (LIBOR USD 3 Month + 3.25%), 5.78%, 01/26/23		218		167,850
Pike Corp., 1st Lien Term Loan, (LIBOR USD 1 Month + 3.50%), 5.81%, 03/12/25		335		337,008
Platform Specialty Corp., Term Loan, (LIBOR USD 1 Month + 2.50%), 4.80%, 06/07/20		937		937,377
Platform Specialty Corp., Term Loan B6, (LIBOR USD 1 Month + 3.00%), 5.30%, 06/07/23		804		804,049
Post Holdings, Inc., Term Loan B, (LIBOR USD 1 Month + 2.00%), 4.29%, 05/24/24		334		333,221

36

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security		Par (000)		Value
United States (continued)
PowerSchool Group LLC, 1st Lien Term Loan, (LIBOR USD 1 Month + 3.25%), 5.52%, 07/31/25	USD	316		$315,415
PQ Corp., Term Loan, (LIBOR USD 3 Month + 2.50%), 5.03%, 02/08/25		842		840,168
Press Ganey Holdings, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 2.75%), 5.05%, 10/23/23		605		604,690
Prestige Brands, Inc., Term Loan, (LIBOR USD 1 Month + 2.00%), 4.24%, 01/26/24		936		936,758
Prime Security Services Borrower LLC, 1st Lien Term Loan, (LIBOR USD 1 Month + 2.75%), 5.05%, 05/02/22		1,389		1,388,297
PSAV Holdings LLC, 1st Lien Term Loan, (LIBOR USD 3 Month + 3.25%), 5.46% - 5.64%, 02/21/25		430		426,762
Qlik Technologies, Inc., 1st Lien Term Loan B, 04/26/24(p)		—	(q)	—
Rackspace Hosting, Inc., Term Loan, 11/03/23(p)		782		757,768
Radiate Holdco LLC, 1st Lien Term Loan, (LIBOR USD 1 Month + 3.00%), 5.30%, 02/01/24		734		727,536
Realogy Group LLC, Term Loan, (LIBOR USD 1 Month + 2.25%), 4.53%, 02/08/25		248		246,982
Research Now, Inc., Term Loan, (LIBOR USD 1 Month + 5.50%), 7.80%, 12/07/24		392		392,692
Reynolds Group Holdings, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 2.75%), 5.05%, 02/05/23		1,737		1,737,317
RPI Finance Trust, Term Loan B, (LIBOR USD 3 Month + 2.00%), 4.39%, 03/27/23		667		667,215
Sabre GLBL, Inc., Term Loan, (LIBOR USD 1 Month + 2.00%), 4.30%, 02/22/24		9,040		9,028,394
Safe Fleet Holdings LLC, 1st Lien Term Loan, (LIBOR USD 1 Month + 3.00%), 5.28%, 02/01/25		448		442,341
Safe Fleet Holdings LLC, 2nd Lien Term Loan, (LIBOR USD 1 Month + 6.75%), 9.03%, 02/02/26(c)		210		205,800
SBA Senior Finance II LLC, 2nd Lien Term Loan B, (LIBOR USD 1 Month + 2.00%), 4.31%, 04/06/25		546		544,413
Scientific Games International, Inc., Term Loan B, 08/14/24(p)		1,343		1,329,294
ScribeAmerica Intermediate Holdco LLC, 1st Lien Term Loan, 04/03/25(p)		366		363,713
Seattle SpinCo, Inc., Term Loan, (LIBOR USD 1 Month + 2.50%), 4.80%, 06/21/24		327		325,797
Securus Technologies Holdings, Inc., Term Loan, (LIBOR USD 1 Month + 4.50%), 6.80%, 11/01/24		154		154,519
Sedgwick Claims Management Services, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 2.75%), 5.05%, 03/01/21		1,945		1,944,139
Sedgwick Claims Management Services, Inc., 2nd Lien Term Loan, (LIBOR USD 3 Month + 5.75%), 8.05% - 8.06%, 02/28/22		1,350		1,350,000
Sequa Mezzanine Holdings LLC, 1st Lien Term Loan, 7.39% - 7.41%, 11/28/21		481		474,726
Serta Simmons Bedding LLC, Term Loan:
(LIBOR USD 1 Month + 3.50%), 5.77% - 5.78% , 11/08/23		860		773,546
(LIBOR USD 1 Month + 8.00%), 10.28% , 11/08/24		288		222,671

Security		Par (000)	Value
United States (continued)
ServiceMaster Co. LLC (The), 1st Lien Term Loan, (LIBOR USD 1 Month + 2.50%), 4.80%, 11/08/23	USD	985	$988,163
SIRVA Worldwide, Inc., 1st Lien Term Loan, 7.75%, 08/04/25(c)		356	356,445
SMG US Midco 2, Inc., Term Loan, (LIBOR USD 1 Month + 3.00%), 5.30%, 01/23/25		369	368,644
Solar Winds Holdings, Inc., Term Loan B, (LIBOR USD 1 Month + 3.00%), 5.30%, 02/05/24		2,497	2,500,231
Solera LLC, Term Loan B, (EURIBOR 3 Month + 3.25%), 3.25%, 03/03/23	EUR	1,954	2,218,802
Solera LLC, Term Loan B1, (LIBOR USD 1 Month + 2.75%), 5.05%, 03/03/23	USD	3,761	3,753,818
Sophia LP, 1st Lien Term Loan B, (LIBOR USD 3 Month + 3.25%), 5.64%, 09/30/22		1,333	1,334,180
Sound Inpatient Physicians, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 3.00%), 5.30%, 06/27/25		214	215,333
Sound Inpatient Physicians, Inc., 2nd Lien Term Loan, (LIBOR USD 1 Month + 6.75%), 9.05%, 06/26/26		117	117,000
Spectrum Brands, Inc., Term Loan B, (LIBOR USD 3 Month + 2.00%), 4.31% - 4.40%, 06/23/22		1,237	1,236,127
Spin Holdco, Inc., 1st Lien Term Loan B, (LIBOR USD 3 Month + 3.25%), 5.69%, 11/14/22		1,185	1,184,861
Springs Window Fashions LLC, 1st Lien Term Loan, 6.54%, 05/25/25(c)		394	394,013
Sprint Communications, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 2.50%), 4.81%, 02/02/24		1,210	1,208,476
SRS Distribution, Inc., Term Loan B, 05/23/25(p)		736	718,773
SS&C Technologies Holdings, Inc., Term Loan B, (LIBOR USD 1 Month + 2.25%), 4.55%, 04/16/25		6,257	6,222,343
SS&C Technologies Holdings, Inc., Term Loan B1, (LIBOR USD 1 Month + 2.25%), 4.55%, 07/08/22		877	874,741
SS&C Technologies, Inc., 1st Lien Term Loan B5, 04/16/25(p)		3,689	3,666,608
SSH Group Holdings, Inc., Term Loan, 6.64% - 6.77%, 07/30/25(c)		237	237,000
Staples, Inc., Term Loan, 09/12/24(p)		7,120	7,097,778
Team Health Holdings, Inc., Term Loan, (LIBOR USD 1 Month + 2.75%), 5.05%, 02/06/24		2,086	1,968,366
Tecostar Holdings, Inc., Term Loan, (LIBOR USD 1 Month + 3.50%), 5.78%, 05/01/24		432	431,721
Telenet Financing LLC, Term Loan, (LIBOR USD 1 Month + 2.25%), 4.53%, 08/15/26		1,325	1,320,031
Tempo Acquisition LLC, Term Loan, (LIBOR USD 1 Month + 3.00%), 5.30%, 05/01/24		1,103	1,103,112
Terra-Gen Finance Co. LLC, Term Loan B1, (LIBOR USD 1 Month + 4.25%), 6.56%, 12/09/21(c)		362	301,967
TIBCO Software, Inc., Term Loan, (LIBOR USD 1 Month + 3.50%), 5.80%, 12/04/20		982	982,596
TierPoint LLC, Term Loan, (LIBOR USD 1 Month + 3.75%), 5.99%, 05/06/24		472	463,149
TKC Holdings, Inc., 2nd Lien Term Loan, 10.31%, 02/01/24		517	515,126
TKC Holdings, Inc., Term Loan, (LIBOR USD 1 Month + 3.75%), 6.06%, 02/01/23		1,019	1,019,108

37

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
United States (continued)
TMK Hawk Parent Corp., Term Loan, (LIBOR USD 3 Month + 3.50%), 4.82% - 5.81%, 08/28/24	USD	2,059	$1,983,840
Trans Union LLC, 1st Lien Term Loan B4, (LIBOR USD 1 Month + 2.00%), 4.30%, 06/19/25		6	5,969
Trans Union LLC, Term Loan, (LIBOR USD 1 Month + 2.00%), 4.30%, 04/10/23		1,505	1,501,204
Transdigm, Inc., Term Loan F, (LIBOR USD 1 Month + 2.50%), 4.80%, 06/09/23		1,001	995,700
Trugreen Ltd., Term Loan, (LIBOR USD 1 Month + 4.00%), 6.29%, 04/13/23		371	372,642
Uber Technologies, Inc., Term Loan, (LIBOR USD 1 Month + 4.00%), 6.28%, 03/14/25		414	413,619
United Rentals, Inc., Term Loan, 10/03/25(p)		203	203,334
Unitymedia Finance LLC, Term Loan, (LIBOR USD 1 Month + 2.00%), 4.28%, 06/01/23		408	406,904
Unitymedia Hessen GmbH & Co. KG, 1st Lien Term Loan B, (LIBOR USD 1 Month + 2.25%), 4.53%, 09/30/25		507	506,179
Universal Health Services, Inc., Term Loan, 10/31/25(c)(p)		200	200,745
Universal Hospital Ltd., Term Loan B, 10/18/25(c)(p)		347	348,735
Univision Communications, Inc., Term Loan C5, (LIBOR USD 1 Month + 2.75%), 5.05%, 03/15/24		615	589,104
US Foods, Inc., Term Loan B, (LIBOR USD 1 Month + 2.00%), 4.30%, 06/27/23		974	971,965
USI, Inc., 1st Lien Term Loan B, (LIBOR USD 3 Month + 3.00%), 5.39%, 05/16/24		634	630,011
USIC Holdings, Inc., Term Loan B, (LIBOR USD 1 Month + 3.25%), 5.55%, 12/08/23		371	371,747
Varsity Brands, Inc., Term Loan, (LIBOR USD 1 Month + 3.50%), 5.80%, 12/16/24		164	163,866
Vectra Co., 1st Lien Term Loan, (LIBOR USD 1 Month + 3.25%), 5.55%, 02/23/25		354	353,078
VeriFone Systems, Inc., 1st Lien Term Loan, (LIBOR USD 6 Month + 4.00%), 6.32%, 08/20/25		15,543	15,527,457
VeriFone Systems, Inc., Term Loan, (LIBOR USD 3 Month + 8.00%), 10.32%, 08/20/26(c)		8,259	8,228,029
Veritas US, Inc., Term Loan B1, 01/27/23(p)	EUR	2,780	3,023,806
Verscend Holding Corp., Term Loan B, 08/27/25(p)	USD	12,063	12,149,950
Vertiv Group Corp., Term Loan B, (LIBOR USD 3 Month + 4.00%), 6.31%, 11/30/23		2,775	2,743,653
VICI Properties, Inc., Term Loan B, (LIBOR USD 1 Month + 2.00%), 4.28%, 12/20/24		2,470	2,462,460
Virgin Media Bristol LLC, Term Loan, (LIBOR USD 1 Month + 2.50%), 4.78%, 01/15/26		1,790	1,787,942
Vistra Operations Co. LLC, Term Loan, 4.30%, 08/04/23		903	900,931
Vistra Operations Co. LLC, Term Loan B3, (LIBOR USD 1 Month + 2.00%), 4.29% - 4.30%, 12/31/25		1,002	998,838
Vizient, Inc., Term Loan B, (LIBOR USD 1 Month + 2.75%), 5.05%, 02/13/23		166	166,168
Web.com Group, Inc., Term Loan, 10/10/25(p)		484	482,940
Weight Watchers International, Inc., Term Loan B, (LIBOR USD 3 Month + 4.75%), 7.15%, 11/29/24		1,114	1,119,010
Welbilt, Inc., Term Loan, 10/11/25(c)(p)		493	491,768

Security		Par (000)	Value
United States (continued)
WESCO Distribution, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 3.00%), 5.30%, 12/12/19(c)	USD	20	$20,154
West Corp., Term Loan, (LIBOR USD 3 Month + 4.00%), 6.39%, 10/10/24		1,076	1,070,017
Western Digital Corp., 1st Lien Term Loan B, 4.04%, 04/29/23		17,666	17,538,621
Western Digital Corp., Term Loan, (LIBOR USD 1 Month + 1.50%), 3.79%, 02/27/23		5,148	5,139,819
WEX, Inc., Term Loan B, (LIBOR USD 1 Month + 2.25%), 4.55%, 06/30/23		1,478	1,479,170
William Morris Endeavor Entertainment LLC, Term Loan B, (LIBOR USD 3 Month + 2.75%), 5.15% - 5.28%, 05/18/25		763	761,180
Wilsonart LLC, 1st Lien Term Loan B, (LIBOR USD 3 Month + 3.25%), 5.64%, 12/19/23		822	820,893
Wink Holdco, Inc., Term Loan, (LIBOR USD 1 Month + 3.00%), 5.30%, 12/02/24		597	595,394
Woodford Express LLC, 1st Lien Term Loan B, 7.30%, 01/27/25		343	339,413
WP CityMD Bidco LLC, Term Loan, 5.89%, 06/07/24		244	243,618
WP CPP Holdings, Term Loan B, (LIBOR USD 6 Month + 3.75%), 6.06% - 6.28%, 03/16/25		181	181,529
Wrangler Buyer LLC, Term Loan, (LIBOR USD 1 Month + 2.75%), 5.01%, 09/27/24		1,235	1,235,231
Wyndham Hotels & Resorts, Inc., Term Loan B, (LIBOR USD 1 Month + 1.75%), 4.05%, 05/30/25		490	489,490
XPO Logistics, Inc., Term Loan B, 4.51%, 02/24/25		197	197,256
Zayo Group LLC, Term Loan, 01/19/21(p)		1,103	1,103,427
Ziggo Secured Finance Partnership, Term Loan, (LIBOR USD 1 Month + 2.50%), 4.78%, 04/15/25		831	814,368

			560,490,612
Total Floating Rate Loan Interests — 23.1% (Cost: $867,783,388)			858,903,497

Foreign Agency Obligations — 0.3%

China — 0.0%
Chengdu Xingcheng Investment Group Co. Ltd., 2.50%, 03/20/21	EUR	600	635,930
Guangxi Financial Investment Group Co. Ltd., 5.75%, 01/23/21	USD	400	347,170
Inner Mongolia High-Grade High Way Construction and Development Co. Ltd., 4.38%, 12/04/20		258	240,007
Yunnan Provincial Investment Holdings Group Co. Ltd., 3.38%, 04/01/19		200	196,713

			1,419,820
France — 0.0%
Electricite de France SA, (EUR Swap Annual 8 Year + 2.44%), 4.13%(b)(g)	EUR	1,100	1,310,952

38

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
India — 0.1%
NTPC Ltd., 5.63%, 07/14/21	USD	1,100	$1,139,916
Power Finance Corp. Ltd., 3.75%, 12/06/27		1,900	1,631,026
Rural Electrification Corp. Ltd.:
3.88%, 07/07/27		200	173,000
4.63%, 03/22/28		400	363,131

			3,307,073
Indonesia — 0.1%
Jasa Marga Persero Tbk. PT, 7.50%, 12/11/20	IDR	5,460,000	331,389
Perusahaan Listrik Negara PT, 6.15%, 05/21/48	USD	1,100	1,071,125
Wijaya Karya Persero Tbk. PT, 7.70%, 01/31/21	IDR	4,580,000	278,280

			1,680,794
Supranational — 0.1%
European Investment Bank, 1.38%, 09/15/21	EUR	1,432	1,697,197

Venezuela — 0.0%
Petroleos de Venezuela SA(m):
6.00%, 11/15/26	USD	4,200	724,500
9.75%, 05/17/35		1,500	316,875

			1,041,375
Total Foreign Agency Obligations — 0.3% (Cost: $12,533,842)			10,457,211

Foreign Government Obligations — 1.6%

Argentina — 0.1%
Republic of Argentina, 6.88%, 04/22/21		4,705	4,505,038

Belarus — 0.1%
Republic of Belarus, 6.88%, 02/28/23		2,080	2,142,400

Croatia — 0.2%
Republic of Croatia, 3.88%, 05/30/22	EUR	6,000	7,500,974

Egypt — 0.1%
Arab Republic of Egypt, 6.13%, 01/31/22	USD	4,180	4,127,750

Security		Par (000)	Value
Hungary — 0.1%
Republic of Hungary, 5.38%, 03/25/24	USD	4,500	$4,772,250

Indonesia — 0.2%
Republic of Indonesia, 2.88%, 07/08/21	EUR	6,200	7,373,551

Ivory Coast — 0.0%
Republic of Cote d’Ivoire, 5.75%, 12/31/32(o)	USD	1,388	1,253,953

Maldives — 0.0%
Republic of Maldives, 7.00%, 06/07/22		1,400	1,285,900

Oman — 0.1%
Oman Sovereign Sukuk SAOC, 5.93%, 10/31/25(a)		1,425	1,423,575

Qatar — 0.0%
State of Qatar, 5.10%, 04/23/48		650	659,750

Russia — 0.2%
Russian Federation, 5.00%, 04/29/20		5,400	5,486,400

Serbia — 0.4%
Republic of Serbia:
5.88%, 12/03/18		7,400	7,390,750
4.88%, 02/25/20		5,700	5,742,750

			13,133,500
Sri Lanka — 0.0%
Republic of Sri Lanka, 5.75%, 01/18/22		1,200	1,113,678

Ukraine — 0.1%
Republic of Ukraine, 7.75%, 09/01/21		4,200	4,132,800

Total Foreign Government Obligations — 1.6% (Cost: $59,887,338)			58,911,519

		Shares
Investment Companies — 0.1%
Technology Select Sector SPDR Fund		80,000	5,544,000

Total Investment Companies — 0.1% (Cost: $5,579,024)			5,544,000

39

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Non-Agency Mortgage-Backed Securities — 0.9%

Collateralized Mortgage Obligations — 0.1%(d)
United Kingdom — 0.1%
Paragon Mortgages No. 13 plc, Series 13X, Class A2C, 2.62%, 01/15/39	USD	4,727	$4,457,543

Commercial Mortgage-Backed Securities — 0.7%

United States — 0.7%
Commercial Mortgage Trust(a)(d):
Series 2014-PAT, Class E, 5.43%, 08/13/27		1,000	1,010,593
Series 2014-PAT, Class F, 4.72%, 08/13/27		2,000	2,008,417
Series 2014-PAT, Class G, 3.87%, 08/13/27		1,030	1,026,164
Core Industrial Trust(a)(d):
Series 2015-CALW, Class F, 3.85%, 02/10/34		4,620	4,496,843
Series 2015-CALW, Class G, 3.85%, 02/10/34		5,640	5,327,360
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C2, Class AMFX, 4.88%, 04/15/37		100	98,749
GAHR Commercial Mortgage Trust(a)(d):
Series 2015-NRF, Class EFX, 3.38%, 12/15/34		8,740	8,643,249
Series 2015-NRF, Class FFX, 3.38%, 12/15/34		994	977,904
GRACE Mortgage Trust, Series 2014-GRCE, Class F, 3.59%, 06/10/28(a)(d)		2,545	2,482,010

			26,071,289

Interest Only Commercial Mortgage-Backed Securities — 0.1%

United States — 0.1%
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class XA, 1.74%, 05/10/58(d)		20,918	1,996,542

Total Non-Agency Mortgage-Backed Securities — 0.9% (Cost: $32,163,810)			32,525,374

Preferred Securities — 0.2%

Capital Trusts — 0.2%
Netherlands — 0.0%
ING Groep NV, 6.00%(g)		2,320	2,310,720

United Kingdom — 0.2%
Lloyds Banking Group plc(g):
6.41%(a)		1,752	1,747,620
6.66%		701	710,197
6.66%(a)		3,994	4,046,402

			6,504,219

Security		Par (000)	Value
United States — 0.0%(g)
Andeavor Logistics LP, Series A, 6.88%	USD	141	$136,770
Goldman Sachs Group, Inc. (The), Series P, 5.00%		79	72,680

			209,450
Total Capital Trusts — 0.2% (Cost: $10,058,986)			9,024,389

		Shares
Preferred Stocks — 0.0%

Luxembourg — 0.0%(c)
Concrete Investment I SCA(f)		39,952	712,713
Novartex Holding Luxembourg SCA		94	—

Total Preferred Stocks — 0.0% (Cost: $1,468,869)			712,713

Total Preferred Securities — 0.2% (Cost: $11,527,855)			9,737,102

		Par (000)
U.S. Treasury Obligations — 2.5%

United States — 2.5%
U.S. Treasury Bonds, 3.13%, 05/15/48	USD	1,663	1,577,122
U.S. Treasury Notes:
2.75%, 09/15/21		73,415	73,042,190
2.88%, 08/15/28		20,572	20,084,218

Total U.S. Treasury Obligations — 2.5% (Cost: $94,744,607)			94,703,530

Total Long-Term Investments — 105.7% (Cost: $4,096,682,062)			3,935,101,689

Short-Term Securities — 14.7%

Borrowed Bond Agreements — 12.0%(r)
Amherst Pierpont Securities LLC, 2.23%, 11/01/18 (Purchased on 10/31/18 to be repurchased at USD 16,384,765, collateralized by U.S. Treasury Notes, 2.25%, due at 12/31/24, par and fair value of USD 17,000,000 and $16,236,328, respectively)		16,384	16,383,750

40

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Borrowed Bond Agreements (continued)
Barclays Bank plc, (1.50)%, 11/23/18 (Purchased on 10/02/18 to be repurchased at EUR 1,896,260, collateralized by Thomas Cook Group plc, 6.25%, due at 06/15/22, par and fair value of EUR 1,800,000 and $2,021,318, respectively)	EUR	1,899	$2,150,487
Barclays Bank plc, 0.00%, 12/21/18 (Purchased on 10/17/18 to be repurchased at GBP 3,165,080, collateralized by Iceland Bondco plc, 6.75%, due at 07/15/24, par and fair value of GBP 3,060,000 and $3,946,556, respectively)	GBP	3,165	4,045,606
Barclays Bank plc, (3.80)%, Open (Purchased on 08/15/18 to be repurchased at EUR 499,671, collateralized by Altice Luxembourg SA, 7.25%, due at 05/15/22, par and fair value of EUR 500,000 and $553,696, respectively)(s)	EUR	504	570,590
Barclays Bank plc, (3.75)%, Open (Purchased on 07/31/18 to be repurchased at EUR 2,344,571, collateralized by Nexi Capital SpA, 4.13%, due at 11/01/23, par and fair value of EUR 2,348,000 and $2,662,372, respectively)(s)		2,362	2,675,750
Barclays Bank plc, (3.50)%, Open (Purchased on 08/15/18 to be repurchased at EUR 2,199,976, collateralized by Altice Luxembourg SA, 7.25%, due at 05/15/22, par and fair value of EUR 2,200,000 and $2,436,262, respectively)(s)		2,217	2,510,597
Barclays Bank plc, (2.25)%, Open (Purchased on 10/29/18 to be repurchased at EUR 93,053, collateralized by Mobilux Finance SAS, 5.50%, due at 11/15/24, par and fair value of EUR 100,000 and $102,858, respectively)(s)		93	105,410
Barclays Bank plc, (2.00)%, Open (Purchased on 09/18/18 to be repurchased at EUR 1,273,115, collateralized by Mobilux Finance SAS, 5.50%, due at 11/15/24, par and fair value of EUR 1,300,000 and $1,337,158, respectively)(s)		1,276	1,445,447
Barclays Bank plc, (1.75)%, Open (Purchased on 08/29/18 to be repurchased at EUR 3,005,715, collateralized by Iliad SA, 1.88%, due at 04/25/25, par and fair value of EUR 3,100,000 and $3,258,084, respectively)(s)		3,015	3,414,881
Barclays Bank plc, (1.50)%, Open (Purchased on 09/25/18 to be repurchased at EUR 2,635,397, collateralized by Thomas Cook Group plc, 6.25%, due at 06/15/22, par and fair value of EUR 2,500,000 and $2,807,386, respectively)(s)		2,639	2,989,342
Barclays Bank plc, (1.30)%, Open (Purchased on 08/29/18 to be repurchased at EUR 2,235,127, collateralized by LKQ European Holdings BV, 3.63%, due at 04/01/26, par and fair value of EUR 2,175,000 and $2,424,960, respectively)(s)		2,240	2,537,389
Barclays Bank plc, (1.10)%, Open (Purchased on 06/11/18 to be repurchased at EUR 3,372,171, collateralized by Magna International, Inc., 1.50%, due at 09/25/27, par and fair value of EUR 3,350,000 and $3,676,095, respectively)(s)		3,387	3,836,134
Barclays Bank plc, (1.10)%, Open (Purchased on 08/09/18 to be repurchased at EUR 4,854,028, collateralized by Madrilena Red de Gas Finance BV, 2.25%, due at 04/11/29, par and fair value of EUR 4,800,000 and $5,467,318, respectively)(s)		4,866	5,511,387

Security		Par (000)	Value

Borrowed Bond Agreements (continued)
Barclays Bank plc, (1.00)%, Open (Purchased on 08/09/18 to be repurchased at EUR 4,901,809, collateralized by Autoroutes du Sud de la France SA, 1.38%, due at 01/22/30, par and fair value of EUR 4,900,000 and $5,453,115, respectively)(s)	EUR	4,913	$5,564,399
Barclays Bank plc, (1.00)%, Open (Purchased on 06/06/18 to be repurchased at EUR 934,908, collateralized by HeidelbergCement Finance Luxembourg SA, 1.75%, due at 04/24/28, par and fair value of EUR 955,000 and $1,017,816, respectively)(s)		939	1,063,235
Barclays Bank plc, (1.00)%, Open (Purchased on 06/07/18 to be repurchased at EUR 1,091,758, collateralized by HeidelbergCement Finance Luxembourg SA, 1.75%, due at 04/24/28, par and fair value of EUR 1,120,000 and $1,193,669, respectively)(s)		1,096	1,241,511
Barclays Bank plc, (1.00)%, Open (Purchased on 06/13/18 to be repurchased at EUR 1,153,308, collateralized by HeidelbergCement Finance Luxembourg SA, 1.75%, due at 04/24/28, par and fair value of EUR 1,180,000 and $1,257,616, respectively)(s)		1,158	1,311,394
Barclays Bank plc, (0.95)%, Open (Purchased on 07/24/18 to be repurchased at EUR 4,651,619, collateralized by Ryanair DAC, 1.13%, due at 03/10/23, par and fair value of EUR 4,600,000 and $5,198,779, respectively)(s)		4,664	5,282,317
Barclays Bank plc, (0.95)%, Open (Purchased on 10/26/18 to be repurchased at EUR 1,711,268, collateralized by Ford Motor Credit Co. LLC, 0.11%, due at 05/14/21, par and fair value of EUR 1,762,000 and $1,942,068, respectively)(s)		1,711	1,938,420
Barclays Bank plc, (0.90)%, Open (Purchased on 08/28/18 to be repurchased at EUR 4,317,716, collateralized by Gestamp Automocion SA, 3.25%, due at 04/30/26, par and fair value of EUR 4,350,000 and $4,660,820, respectively)(s)		4,325	4,898,175
Barclays Bank plc, (0.90)%, Open (Purchased on 09/06/18 to be repurchased at EUR 1,412,060, collateralized by Europcar Mobility Group, 4.13%, due at 11/15/24, par and fair value of EUR 1,400,000 and $1,540,359, respectively)(s)		1,414	1,601,572
Barclays Bank plc, (0.90)%, Open (Purchased on 08/20/18 to be repurchased at EUR 2,858,419, collateralized by Orange SA, 5.00%, due at 12/31/49, par and fair value of EUR 2,500,000 and $3,072,211, respectively)(s)		2,864	3,243,345
Barclays Bank plc, (0.90)%, Open (Purchased on 08/20/18 to be repurchased at EUR 2,528,003, collateralized by Thermo Fisher Scientific, Inc., 1.95%, due at 07/24/29, par and fair value of EUR 2,500,000 and $2,788,590, respectively)(s)		2,532	2,868,434
Barclays Bank plc, (0.90)%, Open (Purchased on 08/21/18 to be repurchased at EUR 2,660,858, collateralized by Zimmer Biomet Holdings, Inc., 2.43%, due at 12/13/26, par and fair value of EUR 2,500,000 and $2,917,882, respectively)(s)		2,666	3,019,104
Barclays Bank plc, (0.85)%, Open (Purchased on 08/21/18 to be repurchased at EUR 2,486,789, collateralized by Allergan Funding SCS, 2.13%, due at 06/01/29, par and fair value of EUR 2,500,000 and $2,703,916, respectively)(s)		2,491	2,821,324

41

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Borrowed Bond Agreements (continued)
Barclays Bank plc, (0.60)%, Open (Purchased on 09/03/18 to be repurchased at EUR 9,057,761, collateralized by Kingdom of Spain, 0.35%, due at 07/30/23, par and fair value of EUR 9,100,000 and $10,213,052, respectively)(s)	EUR	9,066	$10,269,027
Barclays Bank plc, 0.00%, Open (Purchased on 10/31/18 to be repurchased at USD 2,192,500, collateralized by Sprint Capital Corp., 8.75%, due at 03/15/32, par and fair value of USD 2,000,000 and $2,185,000, respectively)(s)	USD	2,193	2,192,500
Barclays Bank plc, 0.00%, Open (Purchased on 10/31/18 to be repurchased at USD 1,679,994, collateralized by Intelsat Luxembourg SA, 8.13%, due at 06/01/23, par and fair value of USD 1,945,000 and $1,637,447, respectively)(s)		1,680	1,679,994
Barclays Bank plc, 0.00%, Open (Purchased on 10/31/18 to be repurchased at USD 2,910,000, collateralized by Intelsat Connect Finance SA, 9.50%, due at 02/15/23, par and fair value of USD 3,000,000 and $2,880,000, respectively)(s)		2,910	2,910,000
Barclays Bank plc, 0.00%, Open (Purchased on 10/31/18 to be repurchased at USD 1,240,910, collateralized by Refinitiv US Holdings, Inc., 8.25%, due at 11/15/26, par and fair value of USD 1,276,000 and $1,240,910, respectively)(s)		1,241	1,240,910
Barclays Bank plc, 0.67%, Open (Purchased on 07/12/18 to be repurchased at GBP 4,097,528, collateralized by U.K. Treasury Bonds, 3.50%, due at 07/22/68, par and fair value of GBP 2,439,000 and $4,874,520, respectively)(s)	GBP	4,098	5,237,460
Barclays Bank plc, 1.50%, Open (Purchased on 10/29/18 to be repurchased at USD 1,950,025, collateralized by Chesapeake Energy Corp., 8.00%, due at 06/15/27, par and fair value of USD 1,945,000 and $1,932,844, respectively)(s)	USD	1,950	1,949,863
Barclays Bank plc, 1.70%, Open (Purchased on 09/18/18 to be repurchased at USD 7,721,976, collateralized by First Quantum Minerals Ltd., 6.88%, due at 03/01/26, par and fair value of USD 8,300,000 and $7,169,125, respectively)(s)		7,709	7,708,625
Barclays Bank plc, 1.85%, Open (Purchased on 10/19/18 to be repurchased at USD 5,550,907, collateralized by Hertz Corp. (The), 7.63%, due at 06/01/22, par and fair value of USD 5,555,000 and $5,321,412, respectively)(s)		5,548	5,548,056
Barclays Bank plc, 1.85%, Open (Purchased on 10/30/18 to be repurchased at USD 161,443, collateralized by Refinitiv US Holdings, Inc., 8.25%, due at 11/15/26, par and fair value of USD 166,000 and $161,435, respectively)(s)		161	161,435
Barclays Bank plc, 1.85%, Open (Purchased on 10/30/18 to be repurchased at USD 3,619,724, collateralized by Seagate HDD Cayman, 4.88%, due at 06/01/27, par and fair value of USD 3,945,000 and $3,486,742, respectively)(s)		3,620	3,619,538
Barclays Bank plc, 1.85%, Open (Purchased on 10/30/18 to be repurchased at USD 3,673,970, collateralized by Seagate HDD Cayman, 4.75%, due at 01/01/25, par and fair value of USD 3,945,000 and $3,588,095, respectively)(s)		3,674	3,673,781

Security		Par (000)	Value
Borrowed Bond Agreements (continued)
BNP Paribas SA, 2.26%, 11/01/18 (Purchased on 10/31/18 to be repurchased at USD 33,370,332, collateralized by U.S. Treasury Notes, 3.00%, due at 09/30/25, par and fair value of USD 33,410,000 and $33,252,086, respectively)	USD	33,368	$33,368,238
BNP Paribas SA, (1.10)%, Open (Purchased on 08/21/18 to be repurchased at EUR 626,004, collateralized by Coca-Cola European Partners plc, 1.88%, due at 03/18/30, par and fair value of EUR 600,000 and $689,358, respectively)(s)	EUR	627	710,563
BNP Paribas SA, (0.57)%, Open (Purchased on 06/05/18 to be repurchased at EUR 12,892,149, collateralized by Kingdom of Spain, 1.40%, due at 04/30/28, par and fair value of EUR 12,890,000 and $14,486,709, respectively)(s)		12,922	14,636,357
BNP Paribas SA, (0.55)%, Open (Purchased on 10/15/18 to be repurchased at EUR 8,076,639, collateralized by Kingdom of Spain, 1.40%, due at 04/30/28, par and fair value of EUR 8,180,000 and $9,193,272, respectively)(s)		8,078	9,150,102
Citigroup Global Markets, Inc., 1.00%, Open (Purchased on 10/24/18 to be repurchased at USD 6,453,180, collateralized by Rackspace Hosting, Inc., 8.63%, due at 11/15/24, par and fair value of USD 6,460,000 and $6,072,400, respectively)(s)	USD	6,452	6,451,925
Citigroup Global Markets, Inc., 1.75%, Open (Purchased on 08/20/18 to be repurchased at USD 436,119, collateralized by Kennametal, Inc., 3.88%, due at 02/15/22, par and fair value of USD 437,000 and $430,907, respectively)(s)		435	434,815
Citigroup Global Markets, Inc., 1.85%, Open (Purchased on 10/10/18 to be repurchased at USD 3,660,546, collateralized by CCO Holdings LLC, 5.00%, due at 02/01/28, par and fair value of USD 3,890,000 and $3,624,994, respectively)(s)		3,657	3,656,600
Citigroup Global Markets, Inc., 1.85%, Open (Purchased on 10/18/18 to be repurchased at USD 5,898,651, collateralized by Sprint Capital Corp., 6.88%, due at 11/15/28, par and fair value of USD 5,765,000 and $5,671,319, respectively)(s)		5,895	5,894,713
Credit Suisse Securities USA LLC, 1.80%, Open (Purchased on 10/05/18 to be repurchased at USD 3,216,069, collateralized by Aker BP ASA, 5.88%, due at 03/31/25, par and fair value of USD 3,100,000 and $3,127,125, respectively)(s)		3,212	3,212,375
Credit Suisse Securities USA LLC, 1.85%, Open (Purchased on 10/02/18 to be repurchased at USD 2,075,589, collateralized by Sprint Capital Corp., 6.88%, due at 11/15/28, par and fair value of USD 2,000,000 and $1,967,500, respectively)(s)		2,073	2,072,500
J.P. Morgan Securities LLC, (3.75)%, Open (Purchased on 08/28/18 to be repurchased at EUR 3,033,543, collateralized by Altice Luxembourg SA, 7.25%, due at 05/15/22, par and fair value of EUR 3,000,000 and $3,322,176, respectively)(s)	EUR	3,054	3,458,640

42

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Borrowed Bond Agreements (continued)
J.P. Morgan Securities LLC, (3.00)%, Open (Purchased on 08/28/18 to be repurchased at EUR 4,194,858, collateralized by Altice Luxembourg SA, 7.25%, due at 05/15/22, par and fair value of EUR 4,143,000 and $4,587,924, respectively)(s)	EUR	4,217	$4,776,382
J.P. Morgan Securities LLC, (2.70)%, Open (Purchased on 08/15/18 to be repurchased at EUR 1,010,134, collateralized by Altice Luxembourg SA, 7.25%, due at 05/15/22, par and fair value of EUR 1,000,000 and $1,107,392, respectively)(s)		1,016	1,150,774
J.P. Morgan Securities LLC, (2.70)%, Open (Purchased on 08/15/18 to be repurchased at EUR 3,653,655, collateralized by Altice Luxembourg SA, 7.25%, due at 05/15/22, par and fair value of EUR 3,617,000 and $4,005,436, respectively)(s)		3,675	4,162,349
J.P. Morgan Securities LLC, (2.60)%, Open (Purchased on 07/12/18 to be repurchased at EUR 511,385, collateralized by Avis Budget Finance plc, 4.13%, due at 11/15/24, par and fair value of EUR 500,000 and $566,920, respectively)(s)		515	583,773
J.P. Morgan Securities LLC, (2.60)%, Open (Purchased on 07/13/18 to be repurchased at EUR 2,054,208, collateralized by Avis Budget Finance plc, 4.13%, due at 11/15/24, par and fair value of EUR 2,000,000 and $2,267,678, respectively)(s)		2,054	2,326,699
J.P. Morgan Securities LLC, (2.60)%, Open (Purchased on 08/15/18 to be repurchased at EUR 3,536,230, collateralized by Altice Luxembourg SA, 7.25%, due at 05/15/22, par and fair value of EUR 3,500,000 and $3,875,871, respectively)(s)		3,556	4,027,709
J.P. Morgan Securities LLC, (2.60)%, Open (Purchased on 07/03/18 to be repurchased at EUR 1,581,597, collateralized by Nexi Capital SpA, 3.63%, due at 05/01/23, par and fair value of EUR 1,600,000 and $1,810,355, respectively)(s)		1,595	1,806,925
J.P. Morgan Securities LLC, (2.60)%, Open (Purchased on 06/28/18 to be repurchased at EUR 2,568,765, collateralized by Nexi Capital SpA, 3.63%, due at 05/01/23, par and fair value of EUR 2,600,000 and $2,941,827, respectively)(s)		2,592	2,935,375
J.P. Morgan Securities LLC, (2.25)%, Open (Purchased on 09/05/18 to be repurchased at EUR 762,325, collateralized by Iliad SA, 1.88%, due at 04/25/25, par and fair value of EUR 800,000 and $840,796, respectively)(s)		766	867,495
J.P. Morgan Securities LLC, (2.00)%, Open (Purchased on 09/14/18 to be repurchased at EUR 593,321, collateralized by Mobilux Finance SAS, 5.50%, due at 11/15/24, par and fair value of EUR 600,000 and $617,150, respectively)(s)		595	673,672

Security		Par (000)	Value
Borrowed Bond Agreements (continued)
J.P. Morgan Securities LLC, (2.00)%, Open (Purchased on 09/27/18 to be repurchased at EUR 1,560,532, collateralized by Grupo-Antolin Irausa SA, 3.25%, due at 04/30/24, par and fair value of EUR 1,550,000 and $1,674,913, respectively)(s)	EUR	1,563	$1,770,586
J.P. Morgan Securities LLC, (2.00)%, Open (Purchased on 09/14/18 to be repurchased at EUR 1,185,902, collateralized by Mobilux Finance SAS, 5.50%, due at 11/15/24, par and fair value of EUR 1,200,000 and $1,234,300, respectively)(s)		1,189	1,346,579
J.P. Morgan Securities LLC, (1.85)%, Open (Purchased on 06/14/18 to be repurchased at EUR 262,122, collateralized by Nexi Capital SpA, 3.63%, due at 05/01/23, par and fair value of EUR 264,000 and $298,709, respectively)(s)		264	299,044
J.P. Morgan Securities LLC, (1.85)%, Open (Purchased on 06/26/18 to be repurchased at EUR 98,677, collateralized by Nexi Capital SpA, 4.13%, due at 11/01/23, par and fair value of EUR 100,000 and $113,389, respectively)(s)		99	112,495
J.P. Morgan Securities LLC, (1.70)%, Open (Purchased on 09/21/18 to be repurchased at EUR 6,391,218, collateralized by Naviera Armas SA, 4.25%, due at 11/15/24, par and fair value of EUR 6,510,000 and $7,058,037, respectively)(s)		6,402	7,251,683
J.P. Morgan Securities LLC, (1.65)%, Open (Purchased on 06/25/18 to be repurchased at EUR 495,259, collateralized by Mobilux Finance SAS, 5.50%, due at 11/15/24, par and fair value of EUR 500,000 and $514,292, respectively)(s)		498	564,239
J.P. Morgan Securities LLC, (1.35)%, Open (Purchased on 07/25/18 to be repurchased at EUR 945,682, collateralized by Altice Luxembourg SA, 7.25%, due at 05/15/22, par and fair value of EUR 900,000 and $996,653, respectively)(s)		949	1,075,078
J.P. Morgan Securities LLC, (1.35)%, Open (Purchased on 07/25/18 to be repurchased at EUR 3,026,183, collateralized by Altice Luxembourg SA, 7.25%, due at 05/15/22, par and fair value of EUR 2,880,000 and $3,189,289, respectively)(s)		3,037	3,440,248
J.P. Morgan Securities LLC, (1.35)%, Open (Purchased on 08/29/18 to be repurchased at EUR 3,410,807, collateralized by Iliad SA, 1.88%, due at 04/25/25, par and fair value of EUR 3,500,000 and $3,678,482, respectively)(s)		3,419	3,872,399
J.P. Morgan Securities LLC, (1.25)%, Open (Purchased on 09/28/18 to be repurchased at EUR 1,598,852, collateralized by Faurecia SA, 2.63%, due at 06/15/25, par and fair value of EUR 1,550,000 and $1,734,716, respectively)(s)		1,601	1,812,891
J.P. Morgan Securities LLC, (1.25)%, Open (Purchased on 10/05/18 to be repurchased at EUR 1,767,635, collateralized by Orano SA, 3.25%, due at 09/04/20, par and fair value of EUR 1,700,000 and $1,984,348, respectively)(s)		1,769	2,003,712

43

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Borrowed Bond Agreements (continued)
J.P. Morgan Securities LLC, (1.15)%, Open (Purchased on 08/20/18 to be repurchased at EUR 948,914, collateralized by Evonik Finance BV, 0.75%, due at 09/07/28, par and fair value of EUR 1,000,000 and $1,040,707, respectively)(s)	EUR	951	$1,077,231
J.P. Morgan Securities LLC, (1.15)%, Open (Purchased on 10/05/18 to be repurchased at EUR 1,633,578, collateralized by Gestamp Automocion SA, 3.25%, due at 04/30/26, par and fair value of EUR 1,650,000 and $1,767,897, respectively)(s)		1,635	1,851,632
J.P. Morgan Securities LLC, (1.10)%, Open (Purchased on 09/05/18 to be repurchased at EUR 1,853,285, collateralized by Telefonica Emisiones SAU, 2.93%, due at 10/17/29, par and fair value of EUR 1,700,000 and $2,031,704, respectively)(s)		1,856	2,102,722
J.P. Morgan Securities LLC, (1.05)%, Open (Purchased on 06/26/18 to be repurchased at EUR 485,852, collateralized by Gestamp Automocion SA, 3.25%, due at 04/30/26, par and fair value of EUR 500,000 and $535,726, respectively)(s)		488	552,346
J.P. Morgan Securities LLC, (1.05)%, Open (Purchased on 06/28/18 to be repurchased at EUR 2,113,610, collateralized by Gestamp Automocion SA, 3.25%, due at 04/30/26, par and fair value of EUR 2,200,000 and $2,357,196, respectively)(s)		2,121	2,402,740
J.P. Morgan Securities LLC, (1.05)%, Open (Purchased on 06/11/18 to be repurchased at EUR 2,474,912, collateralized by Gestamp Automocion SA, 3.25%, due at 04/30/26, par and fair value of EUR 2,500,000 and $2,678,632, respectively)(s)		2,485	2,814,784
J.P. Morgan Securities LLC, (1.00)%, Open (Purchased on 10/05/18 to be repurchased at EUR 1,735,728, collateralized by Faurecia SA, 3.63%, due at 06/15/23, par and fair value of EUR 1,650,000 and $1,917,968, respectively)(s)		1,737	1,967,230
J.P. Morgan Securities LLC, (1.00)%, Open (Purchased on 09/13/18 to be repurchased at EUR 1,409,496, collateralized by Grupo-Antolin Irausa SA, 3.25%, due at 04/30/24, par and fair value of EUR 1,400,000 and $1,512,824, respectively)(s)		1,411	1,598,597
J.P. Morgan Securities LLC, (1.00)%, Open (Purchased on 08/09/18 to be repurchased at EUR 616,093, collateralized by LKQ European Holdings BV, 4.13%, due at 04/01/28, par and fair value of EUR 600,000 and $661,914, respectively)(s)		617	699,372
J.P. Morgan Securities LLC, (0.95)%, Open (Purchased on 10/08/18 to be repurchased at EUR 1,635,222, collateralized by Magna International, Inc., 1.50%, due at 09/25/27, par and fair value of EUR 1,650,000 and $1,810,614, respectively)(s)		1,636	1,853,259

Security		Par (000)	Value
Borrowed Bond Agreements (continued)
J.P. Morgan Securities LLC, (0.95)%, Open (Purchased on 09/12/18 to be repurchased at EUR 1,322,754, collateralized by Europcar Mobility Group, 4.13%, due at 11/15/24, par and fair value of EUR 1,300,000 and $1,430,333, respectively)(s)	EUR	1,324	$1,500,158
J.P. Morgan Securities LLC, (0.95)%, Open (Purchased on 09/11/18 to be repurchased at EUR 1,018,253, collateralized by Europcar Mobility Group, 4.13%, due at 11/15/24, par and fair value of EUR 1,000,000 and $1,100,256, respectively)(s)		1,019	1,153,945
J.P. Morgan Securities LLC, (0.95)%, Open (Purchased on 09/07/18 to be repurchased at EUR 2,133,183, collateralized by Europcar Mobility Group, 4.13%, due at 11/15/24, par and fair value of EUR 2,100,000 and $2,310,538, respectively)(s)		2,136	2,419,469
J.P. Morgan Securities LLC, (0.95)%, Open (Purchased on 08/20/18 to be repurchased at EUR 2,495,165, collateralized by Cie de Saint-Gobain, 1.38%, due at 06/14/27, par and fair value of EUR 2,500,000 and $2,751,920, respectively)(s)		2,500	2,831,453
J.P. Morgan Securities LLC, (0.90)%, Open (Purchased on 08/09/18 to be repurchased at EUR 5,874,332, collateralized by Eni SpA, 3.63%, due at 01/29/29, par and fair value of EUR 4,900,000 and $6,416,171, respectively)(s)		5,886	6,666,896
J.P. Morgan Securities LLC, (0.90)%, Open (Purchased on 08/09/18 to be repurchased at EUR 2,538,745, collateralized by Eastman Chemical Co., 1.88%, due at 11/23/26, par and fair value of EUR 2,400,000 and $2,809,977, respectively)(s)		2,544	2,881,272
J.P. Morgan Securities LLC, (0.90)%, Open (Purchased on 09/05/18 to be repurchased at EUR 754,357, collateralized by Europcar Mobility Group, 4.13%, due at 11/15/24, par and fair value of EUR 742,000 and $816,390, respectively)(s)		755	855,599
J.P. Morgan Securities LLC, (0.85)%, Open (Purchased on 08/15/18 to be repurchased at EUR 5,160,647, collateralized by Carlsberg Breweries A/S, 2.50%, due at 05/28/24, par and fair value of EUR 4,700,000 and $5,758,807, respectively)(s)		5,173	5,858,991
J.P. Morgan Securities LLC, (0.85)%, Open (Purchased on 06/08/18 to be repurchased at EUR 2,557,842, collateralized by Telefonica Emisiones SAU, 1.72%, due at 01/12/28, par and fair value of EUR 2,600,000 and $2,847,178, respectively)(s)		2,566	2,906,886
J.P. Morgan Securities LLC, (0.85)%, Open (Purchased on 06/07/18 to be repurchased at EUR 1,392,987, collateralized by Koninklijke Philips NV, 1.38%, due at 05/02/28, par and fair value of EUR 1,412,000 and $1,568,579, respectively)(s)		1,398	1,583,112

44

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Borrowed Bond Agreements (continued)
J.P. Morgan Securities LLC, (0.85)%, Open (Purchased on 06/06/18 to be repurchased at EUR 1,917,923, collateralized by Koninklijke Philips NV, 1.38%, due at 05/02/28, par and fair value of EUR 1,938,000 and $2,152,908, respectively)(s)	EUR	1,925	$2,179,850
J.P. Morgan Securities LLC, (0.85)%, Open (Purchased on 06/06/18 to be repurchased at EUR 3,313,132, collateralized by Rolls-Royce plc, 1.63%, due at 05/09/28, par and fair value of EUR 3,350,000 and $3,670,301, respectively)(s)		3,325	3,765,599
J.P. Morgan Securities LLC, (0.85)%, Open (Purchased on 07/25/18 to be repurchased at EUR 2,408,439, collateralized by BNP Paribas SA, 2.38%, due at 02/17/25, par and fair value of EUR 2,300,000 and $2,662,167, respectively)(s)		2,414	2,734,180
J.P. Morgan Securities LLC, (0.85)%, Open (Purchased on 08/20/18 to be repurchased at EUR 2,512,631, collateralized by ISS Global A/S, 1.50%, due at 08/31/27, par and fair value of EUR 2,500,000 and $2,739,682, respectively)(s)		2,517	2,850,710
J.P. Morgan Securities LLC, (0.85)%, Open (Purchased on 08/09/18 to be repurchased at EUR 2,753,223, collateralized by Arkema SA, 1.50%, due at 04/20/27, par and fair value of EUR 2,600,000 and $2,902,589, respectively)(s)		2,758	3,124,340
J.P. Morgan Securities LLC, (0.85)%, Open (Purchased on 08/09/18 to be repurchased at EUR 949,179, collateralized by Italgas SpA, 1.63%, due at 01/18/29, par and fair value of EUR 1,000,000 and $1,020,426, respectively)(s)		951	1,077,123
J.P. Morgan Securities LLC, (0.85)%, Open (Purchased on 08/09/18 to be repurchased at EUR 2,555,543, collateralized by AT&T, Inc., 2.60%, due at 12/17/29, par and fair value of EUR 2,400,000 and $2,750,339, respectively)(s)		2,560	2,900,013
J.P. Morgan Securities LLC, (0.85)%, Open (Purchased on 07/27/18 to be repurchased at EUR 1,181,432, collateralized by Thomas Cook Group plc, 6.25%, due at 06/15/22, par and fair value of EUR 1,100,000 and $1,235,250, respectively)(s)		1,184	1,341,093
J.P. Morgan Securities LLC, (0.85)%, Open (Purchased on 07/20/18 to be repurchased at EUR 1,073,253, collateralized by AbbVie, Inc., 2.13%, due at 11/17/28, par and fair value of EUR 1,035,000 and $1,173,276, respectively)(s)		1,076	1,218,526
J.P. Morgan Securities LLC, (0.85)%, Open (Purchased on 08/29/18 to be repurchased at EUR 2,300,222, collateralized by LKQ European Holdings BV, 3.63%, due at 04/01/26, par and fair value of EUR 2,225,000 and $2,480,706, respectively)(s)		2,304	2,609,228
J.P. Morgan Securities LLC, (0.80)%, Open (Purchased on 06/26/18 to be repurchased at EUR 2,510,754, collateralized by Vodafone Group plc, 1.88%, due at 11/20/29, par and fair value of EUR 2,500,000 and $2,769,677, respectively)(s)		2,518	2,851,790

Security		Par (000)	Value
Borrowed Bond Agreements (continued)
J.P. Morgan Securities LLC, (0.80)%, Open (Purchased on 08/09/18 to be repurchased at EUR 3,271,107, collateralized by Veolia Environnement SA, 4.63%, due at 03/30/27, par and fair value of EUR 2,500,000 and $3,599,983, respectively)(s)	EUR	3,277	$3,711,617
J.P. Morgan Securities LLC, (0.80)%, Open (Purchased on 08/17/18 to be repurchased at EUR 6,768,210, collateralized by Bayer Capital Corp. BV, 2.13%, due at 12/15/29, par and fair value of EUR 6,700,000 and $7,590,599, respectively)(s)		6,779	7,678,469
J.P. Morgan Securities LLC, (0.80)%, Open (Purchased on 09/04/18 to be repurchased at EUR 2,627,496, collateralized by NN Group NV, 4.63%, due at 01/13/48, par and fair value of EUR 2,400,000 and $2,842,393, respectively)(s)		2,631	2,979,741
J.P. Morgan Securities LLC, (0.80)%, Open (Purchased on 09/04/18 to be repurchased at EUR 2,412,242, collateralized by BAT International Finance plc, 2.25%, due at 01/16/30, par and fair value of EUR 2,400,000 and $2,613,083, respectively)(s)		2,415	2,735,630
J.P. Morgan Securities LLC, (0.80)%, Open (Purchased on 08/09/18 to be repurchased at EUR 1,585,470, collateralized by Mylan NV, 3.13%, due at 11/22/28, par and fair value of EUR 1,500,000 and $1,706,892, respectively)(s)		1,588	1,798,981
J.P. Morgan Securities LLC, (0.80)%, Open (Purchased on 09/04/18 to be repurchased at EUR 2,387,001, collateralized by AXA SA, 3.25%, due at 05/28/49, par and fair value of EUR 2,400,000 and $2,636,863, respectively)(s)		2,390	2,707,006
J.P. Morgan Securities LLC, (0.80)%, Open (Purchased on 09/05/18 to be repurchased at EUR 1,036,290, collateralized by Anglo American Capital plc, 1.63%, due at 09/18/25, par and fair value of EUR 1,050,000 and $1,141,197, respectively)(s)		1,038	1,175,190
J.P. Morgan Securities LLC, (0.80)%, Open (Purchased on 06/05/18 to be repurchased at EUR 4,262,299, collateralized by Heineken NV, 1.50%, due at 10/03/29, par and fair value of EUR 4,250,000 and $4,708,264, respectively)(s)		4,276	4,843,515
J.P. Morgan Securities LLC, (0.80)%, Open (Purchased on 08/29/18 to be repurchased at EUR 4,753,156, collateralized by Vodafone Group plc, 1.88%, due at 11/20/29, par and fair value of EUR 4,700,000 and $5,206,994, respectively)(s)		4,760	5,391,210
J.P. Morgan Securities LLC, (0.75)%, Open (Purchased on 09/27/18 to be repurchased at EUR 5,770,923, collateralized by Banco Bilbao Vizcaya Argentaria SA, 5.88%, due at 12/31/49, par and fair value of EUR 5,800,000 and $6,372,289, respectively)(s)		5,775	6,540,660
J.P. Morgan Securities LLC, (0.75)%, Open (Purchased on 10/01/18 to be repurchased at EUR 3,157,419, collateralized by Banijay Group SAS, 4.00%, due at 07/01/22, par and fair value of EUR 3,000,000 and $3,466,928, respectively)(s)		3,159	3,578,487

45

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Borrowed Bond Agreements (continued)
RBC Capital Markets, LLC, 0.00%, Open (Purchased on 10/31/18 to be repurchased at USD 4,910,625, collateralized by Chesapeake Energy Corp., 8.00%, due at 06/15/27, par and fair value of USD 4,850,000 and $4,819,688, respectively)(s)	USD	4,911	$4,910,625
RBC Capital Markets, LLC, 1.00%, Open (Purchased on 10/22/18 to be repurchased at USD 10,076,644, collateralized by Chesapeake Energy Corp., 8.00%, due at 06/15/27, par and fair value of USD 9,710,000 and $9,649,313, respectively)(s)		10,074	10,074,125
RBC Capital Markets, LLC, 1.85%, Open (Purchased on 10/19/18 to be repurchased at USD 1,585,990, collateralized by Teva Pharmaceutical Finance Netherlands III BV, 3.15%, due at 10/01/26, par and fair value of USD 1,945,000 and $1,577,881, respectively)(s)		1,585	1,585,175
RBC Capital Markets, LLC, 1.85%, Open (Purchased on 10/23/18 to be repurchased at USD 11,707,411, collateralized by Ford Motor Co., 4.35%, due at 12/08/26, par and fair value of USD 12,860,000 and $11,662,505, respectively)(s)		11,703	11,702,600
RBC Capital Markets, LLC, 1.90%, Open (Purchased on 10/24/18 to be repurchased at USD 7,210,163, collateralized by QUALCOMM, Inc., 3.25%, due at 05/20/27, par and fair value of USD 7,750,000 and $7,167,163, respectively)(s)		7,208	7,207,500
RBC Capital Markets, LLC, 1.90%, Open (Purchased on 10/29/18 to be repurchased at USD 12,674,388, collateralized by Bombardier, Inc., 7.50%, due at 03/15/25, par and fair value of USD 12,610,000 and $12,606,217, respectively)(s)		12,673	12,673,050
RBC Europe Ltd., (1.40)%, Open (Purchased on 08/21/18 to be repurchased at EUR 1,501,941, collateralized by Evonik Finance BV, 0.75%, due at 09/07/28, par and fair value of EUR 1,600,000 and $1,665,131, respectively)(s)	EUR	1,506	1,705,318
RBC Europe Ltd., (1.25)%, Open (Purchased on 08/20/18 to be repurchased at EUR 1,005,515, collateralized by Kinder Morgan, Inc., 2.25%, due at 03/16/27, par and fair value of EUR 960,000 and $1,109,743, respectively)(s)		1,008	1,141,711
RBC Europe Ltd., (1.25)%, Open (Purchased on 08/21/18 to be repurchased at EUR 1,583,861, collateralized by Kinder Morgan, Inc., 2.25%, due at 03/16/27, par and fair value of EUR 1,515,000 and $1,751,314, respectively)(s)		1,588	1,798,331
RBC Europe Ltd., (1.00)%, Open (Purchased on 08/20/18 to be repurchased at EUR 1,598,841, collateralized by Thomas Cook Group plc, 6.25%, due at 06/15/22, par and fair value of EUR 1,500,000 and $1,684,432, respectively)(s)		1,602	1,814,505
RBC Europe Ltd., (1.00)%, Open (Purchased on 08/20/18 to be repurchased at EUR 1,621,266, collateralized by Italgas SpA, 1.63%, due at 01/18/29, par and fair value of EUR 1,730,000 and $1,765,337, respectively)(s)		1,624	1,839,956

Security		Par (000)	Value
Borrowed Bond Agreements (continued)
RBC Europe Ltd., (1.00)%, Open (Purchased on 09/03/18 to be repurchased at EUR 1,211,270, collateralized by Italgas SpA, 1.63%, due at 01/18/29, par and fair value of EUR 1,323,000 and $1,350,023, respectively)(s)	EUR	1,213	$1,374,121
RBC Europe Ltd., (1.00)%, Open (Purchased on 08/09/18 to be repurchased at EUR 5,095,851, collateralized by Zimmer Biomet Holdings, Inc., 2.43%, due at 12/13/26, par and fair value of EUR 4,800,000 and $5,602,333, respectively)(s)		5,107	5,784,670
RBC Europe Ltd., (0.95)%, Open (Purchased on 08/09/18 to be repurchased at EUR 2,031,702, collateralized by LKQ European Holdings BV, 4.13%, due at 04/01/28, par and fair value of EUR 2,000,000 and $2,206,379, respectively)(s)		2,036	2,306,075
RBC Europe Ltd., (0.90)%, Open (Purchased on 08/09/18 to be repurchased at EUR 2,539,910, collateralized by Iberdrola Finanzas SA, 1.62%, due at 11/29/29, par and fair value of EUR 2,500,000 and $2,792,036, respectively)(s)		2,545	2,882,594
RBC Europe Ltd., (0.90)%, Open (Purchased on 08/21/18 to be repurchased at EUR 2,490,634, collateralized by HeidelbergCement Finance Luxembourg SA, 1.75%, due at 04/24/28, par and fair value of EUR 2,500,000 and $2,664,440, respectively)(s)		2,495	2,825,961

Total Borrowed Bond Agreements — 12.0% (Cost: $453,393,396)			446,125,093

		shares
Money Market Funds — 2.7%(t)
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.07%(u)	USD	97,910,432	97,910,432
JPMorgan US Treasury Plus Money Market Fund, Agency Class, 1.98%		3,819,839	3,819,839

Total Money Market Funds — 2.7% (Cost: $101,730,271)			101,730,271

Total Short-Term Securities — 14.7% (Cost: $555,123,667)			547,855,364

Total Options Purchased — 0.3% (Cost: $18,222,048)			14,714,051

Total Investments Before Options Written, Borrowed Bonds and Investments Sold Short — 120.7% (Cost: $4,670,031,120)			4,497,674,413

Total Options Written — (0.0)% (Premiums Received — $3,089,367)			(3,311,785)

46

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Borrowed Bonds — (11.3)%

Corporate Bonds — (8.9)%
Canada — (0.5)%
Bombardier, Inc., 7.50%, 03/15/25(a)	USD	12,610	$(12,606,217)
Magna International, Inc., 1.50%, 09/25/27	EUR	5,000	(5,486,709)

			(18,092,926)
Denmark — (0.2)%
Carlsberg Breweries A/S, 2.50%, 05/28/24		4,700	(5,758,807)
ISS Global A/S, 1.50%, 08/31/27		2,500	(2,739,682)

			(8,498,489)
France — (1.4)%
Arkema SA, 1.50%, 04/20/27		2,600	(2,902,590)
Autoroutes du Sud de la France SA, 1.38%, 01/22/30		4,900	(5,453,115)
AXA SA, (EURIBOR 3 Month + 3.20%), 3.25%, 05/28/49(b)		2,400	(2,636,864)
Banijay Group SAS, 4.00%, 07/01/22		3,000	(3,466,928)
BNP Paribas SA, 2.38%, 02/17/25		2,300	(2,662,167)
Cie de Saint-Gobain, 1.38%, 06/14/27		2,500	(2,751,920)
Europcar Mobility Group, 4.13%, 11/15/24		6,542	(7,197,876)
Faurecia SA:
2.63%, 06/15/25		1,550	(1,734,715)
3.63%, 06/15/23		1,650	(1,917,968)
Iliad SA, 1.88%, 04/25/25		7,400	(7,777,363)
Mobilux Finance SAS, 5.50%, 11/15/24		3,700	(3,805,758)
Orange SA, (EUR Swap Annual 5 Year + 3.99%), 5.00%(b)(g)		2,500	(3,072,211)
Orano SA, 3.25%, 09/04/20		1,700	(1,984,348)
Veolia Environnement SA, 4.63%, 03/30/27		2,500	(3,599,984)

			(50,963,807)
Germany — (0.4)%
Bayer Capital Corp. BV, 2.13%, 12/15/29		6,700	(7,590,599)
Evonik Finance BV, 0.75%, 09/07/28		2,600	(2,705,838)
HeidelbergCement Finance Luxembourg SA, 1.75%, 04/24/28		5,755	(6,133,541)

			(16,429,978)
Ireland — (0.1)%
Ryanair DAC, 1.13%, 03/10/23		4,600	(5,198,780)

Israel — (0.1)%
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/26	USD	1,945	(1,577,881)

Italy — (0.5)%
Eni SpA, 3.63%, 01/29/29	EUR	4,900	(6,416,171)
Italgas SpA, 1.63%, 01/18/29		4,053	(4,135,786)
Nexi Capital SpA:
(EURIBOR 3 Month + 3.63%), 3.63%, 05/01/23(b)		4,464	(5,050,891)
4.13%, 11/01/23		2,448	(2,775,760)

			(18,378,608)

Security		Par (000)	Value
Luxembourg — (0.8)%
Altice Luxembourg SA, 7.25%, 05/15/22	EUR	21,740	$(24,074,699)
Intelsat Connect Finance SA, 9.50%, 02/15/23(a)	USD	3,000	(2,880,000)
Intelsat Luxembourg SA, 8.13%, 06/01/23		1,945	(1,637,447)

			(28,592,146)
Netherlands — (0.3)%
Heineken NV, 1.50%, 10/03/29	EUR	4,250	(4,708,264)
Koninklijke Philips NV, 1.38%, 05/02/28		3,350	(3,721,487)
NN Group NV, (EURIBOR 3 Month + 4.95%), 4.62%, 01/13/48(b)		2,400	(2,842,393)

			(11,272,144)
Norway — (0.1)%
Aker BP ASA, 5.88%, 03/31/25(a)	USD	3,100	(3,127,125)

South Africa — 0.0%
Anglo American Capital plc, 1.63%, 09/18/25	EUR	1,050	(1,141,197)

Spain — (1.1)%
Banco Bilbao Vizcaya Argentaria SA, (EUR Swap Annual 5 Year + 5.66%), 5.88%(b)(g)		5,800	(6,372,288)
Gestamp Automocion SA, 3.25%, 04/30/26		11,200	(12,000,272)
Grupo-Antolin Irausa SA, 3.25%, 04/30/24		2,950	(3,187,737)
Iberdrola Finanzas SA, 1.62%, 11/29/29		2,500	(2,792,036)
Madrilena Red de Gas Finance BV, 2.25%, 04/11/29		4,800	(5,467,318)
Naviera Armas SA, (EURIBOR 3 Month + 4.25%), 4.25%, 11/15/24(b)		6,510	(7,058,037)
Telefonica Emisiones SAU:
1.72%, 01/12/28		2,600	(2,847,179)
2.93%, 10/17/29		1,700	(2,031,704)

			(41,756,571)
United Kingdom — (0.7)%
BAT International Finance plc, 2.25%, 01/16/30		2,400	(2,613,083)
Coca-Cola European Partners plc, 1.88%, 03/18/30		600	(689,358)
Iceland Bondco plc, 6.75%, 07/15/24	GBP	3,060	(3,946,556)
Rolls-Royce plc, 1.63%, 05/09/28	EUR	3,350	(3,670,301)
Thomas Cook Group plc, 6.25%, 06/15/22		6,900	(7,748,386)
Vodafone Group plc, 1.88%, 11/20/29		7,200	(7,976,671)

			(26,644,355)
United States — (2.5)%
AbbVie, Inc., 2.13%, 11/17/28		1,035	(1,173,276)
Allergan Funding SCS, 2.13%, 06/01/29		2,500	(2,703,916)
AT&T, Inc., 2.60%, 12/17/29		2,400	(2,750,339)
Avis Budget Finance plc, 4.13%, 11/15/24		1,200	(1,360,607)
CCO Holdings LLC, 5.00%, 02/01/28(a)	USD	3,890	(3,624,994)
Chesapeake Energy Corp., 8.00%, 06/15/27		4,850	(4,819,687)
Eastman Chemical Co., 1.88%, 11/23/26	EUR	2,400	(2,809,977)
Ford Motor Co., 4.35%, 12/08/26	USD	12,860	(11,662,505)
Ford Motor Credit Co. LLC, (EURIBOR 3 Month + 0.43%), 0.11%, 05/14/21(b)	EUR	1,762	(1,942,068)
Hertz Corp. (The), 7.63%, 06/01/22(a)	USD	5,555	(5,321,412)
Kennametal, Inc., 3.88%, 02/15/22		437	(430,907)
Kinder Morgan, Inc., 2.25%, 03/16/27	EUR	2,475	(2,861,057)
LKQ European Holdings BV:
3.63%, 04/01/26		4,400	(4,905,666)
4.13%, 04/01/28		2,600	(2,868,293)

47

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
United States (continued)
Mylan NV, 3.13%, 11/22/28	EUR	1,500	$(1,706,892)
QUALCOMM, Inc., 3.25%, 05/20/27	USD	7,750	(7,167,163)
Rackspace Hosting, Inc., 8.63%, 11/15/24(a)		6,460	(6,072,400)
Refinitiv US Holdings, Inc., 8.25%, 11/15/26(a)		1,110	(1,079,475)
Seagate HDD Cayman:
4.75%, 01/01/25		3,945	(3,588,095)
4.88%, 06/01/27		3,945	(3,486,742)
Sprint Capital Corp.(k):
6.88%, 11/15/28		7,765	(7,638,819)
8.75%, 03/15/32		2,000	(2,185,000)
Thermo Fisher Scientific, Inc., 1.95%, 07/24/29	EUR	2,500	(2,788,590)
Zimmer Biomet Holdings, Inc., 2.43%, 12/13/26		7,300	(8,520,215)

			(93,468,095)
Zambia — (0.2)%
First Quantum Minerals Ltd., 6.88%, 03/01/26(a)	USD	8,300	(7,169,125)

Total Corporate Bonds — (8.9)% (Proceeds: $347,461,255)			(332,311,227)

Foreign Government Obligations — (1.1)%
Spain — (0.9)%
Kingdom of Spain:
0.35%, 07/30/23	EUR	9,100	(10,213,052)
1.40%, 04/30/28(a)		21,070	(23,679,981)

			(33,893,033)
United Kingdom — (0.2)%
U.K. Treasury Bonds, 3.50%, 07/22/68	GBP	2,439	(4,874,519)

Total Foreign Government Obligations — (1.1)% (Proceeds: $40,301,631)			(38,767,552)

U.S. Treasury Obligations — (1.3)%
U.S. Treasury Notes:
2.25%, 12/31/24	USD	17,000	(16,236,328)
3.00%, 09/30/25		33,410	(33,252,086)

			(49,488,414)
Total U.S. Treasury Obligations — (1.3)% (Proceeds: $50,139,033)			(49,488,414)

Total Borrowed Bonds — (11.3)% (Proceeds: $437,901,919)			(420,567,193)

Security	Par (000)	Value
Investments Sold Short — (0.4)%

Investment Companies — (0.4)%
iShares iBoxx High Yield Corporate Bond ETF(u)	200,000	$(16,870,000)

Total Investment Companies — (0.4)% (Proceeds: $17,132,077)		(16,870,000)

Total Investments Sold Short — (0.4)% (Proceeds: $17,132,077)		(16,870,000)

Total Investments Net of Options Written, Borrowed Bonds and Investments Sold Short — 109.0% (Cost: $4,211,904,414)		4,056,922,126

Liabilities in Excess of Other Assets — (9.0)%		(333,678,879)

Net Assets — 100.0%		$3,723,243,247

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(e)	Non-income producing security.
(f)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(g)	Perpetual security with no stated maturity date.
(h)	Convertible security.
(i)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(j)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(k)	Variable rate security. Rate shown is the rate in effect as of period end.
(l)	Zero-coupon bond.
(m)	Issuer filed for bankruptcy and/or is in default.
(n)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(o)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(p)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(q)	Amount is less than $500.
(r)	Certain agreements have no stated maturity and can be terminated by either party at any time.
(s)	The amount to be repurchased assumes the maturity will be the day after the period end.
(t)	Annualized 7-day yield as of period end.

48

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Global Long/Short Credit Fund

(u)

During the period ended October 31, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended and/or related parties of the Fund, were as follows:

Affiliate	Shares Held at 07/31/18	Shares Purchased		Shares Sold	Shares Held at 10/31/18	Value at 10/31/18	Income (Expense)	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	44,591,252	53,319,180	(b)	—	97,910,432	$97,910,432	$970,690	$—	$—
iShares iBoxx High Yield Corporate Bond ETF	(95,000)	(300,000)		195,000	(200,000)	(16,870,000)	(107,097)	107,490	(228,184)

Total						$81,040,432	$863,593	$107,490	$(228,184)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased.

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
BNP Paribas SA	2.55%	07/26/18	Open	$1,852,500	$1,864,099	Corporate Bonds	Open/Demand
BNP Paribas SA	2.55%	07/26/18	Open	12,665,000	12,744,297	Corporate Bonds	Open/Demand
BNP Paribas SA	2.55%	07/26/18	Open	1,845,000	1,856,552	Corporate Bonds	Open/Demand
BNP Paribas SA	2.55%	07/26/18	Open	1,900,000	1,911,896	Corporate Bonds	Open/Demand
BNP Paribas SA	2.55%	07/26/18	Open	1,855,000	1,866,614	Corporate Bonds	Open/Demand
BNP Paribas SA	2.55%	07/26/18	Open	1,840,000	1,851,520	Corporate Bonds	Open/Demand
BNP Paribas SA	2.55%	07/26/18	Open	1,872,500	1,884,224	Corporate Bonds	Open/Demand
BNP Paribas SA	2.55%	07/26/18	Open	1,860,000	1,871,646	Corporate Bonds	Open/Demand
BNP Paribas SA	2.55%	07/26/18	Open	1,850,000	1,861,583	Corporate Bonds	Open/Demand
BNP Paribas SA	2.55%	07/26/18	Open	1,957,500	1,969,756	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.34%	07/31/18	Open	1,850,000	1,861,183	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.59%	07/31/18	Open	1,775,000	1,785,730	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.59%	07/31/18	Open	1,960,000	1,971,848	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.59%	07/31/18	Open	1,820,000	1,831,002	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.59%	07/31/18	Open	1,805,000	1,815,911	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.59%	07/31/18	Open	1,820,000	1,831,002	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.59%	07/31/18	Open	1,860,000	1,871,244	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.59%	07/31/18	Open	1,850,000	1,861,183	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.59%	07/31/18	Open	1,890,000	1,901,425	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.59%	07/31/18	Open	1,820,000	1,831,002	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.59%	07/31/18	Open	1,830,000	1,841,062	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.59%	07/31/18	Open	1,870,000	1,881,304	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.59%	07/31/18	Open	1,820,000	1,831,002	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.59%	07/31/18	Open	1,890,000	1,901,425	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.59%	07/31/18	Open	1,850,000	1,861,183	Corporate Bonds	Open/Demand
BNP Paribas SA	2.55%	08/07/18	Open	1,915,000	1,925,522	Corporate Bonds	Open/Demand
BNP Paribas SA	2.55%	08/07/18	Open	1,912,500	1,923,008	Corporate Bonds	Open/Demand
BNP Paribas SA	2.80%	08/07/18	Open	1,805,000	1,816,434	Corporate Bonds	Open/Demand
Barclays Bank plc	(0.50)%	08/09/18	Open	274,905	274,588	Corporate Bonds	Open/Demand
Barclays Bank plc	0.75%	08/17/18	Open	11,760,700	11,778,586	Corporate Bonds	Open/Demand
Barclays Bank plc	2.55%	08/22/18	Open	1,850,000	1,858,392	Corporate Bonds	Open/Demand
Barclays Bank plc	2.55%	08/22/18	Open	6,633,825	6,663,917	Corporate Bonds	Open/Demand
BNP Paribas SA	2.54%	08/22/18	Open	1,820,000	1,828,220	Corporate Bonds	Open/Demand
BNP Paribas SA	2.54%	08/22/18	Open	1,897,500	1,906,070	Corporate Bonds	Open/Demand
BNP Paribas SA	2.54%	08/22/18	Open	1,892,500	1,901,047	Corporate Bonds	Open/Demand
BNP Paribas SA	2.54%	08/22/18	Open	3,338,962	3,354,042	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.59%	08/22/18	Open	3,576,825	3,593,332	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.59%	08/22/18	Open	1,875,000	1,883,653	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.59%	08/22/18	Open	1,840,000	1,848,492	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.59%	08/22/18	Open	1,850,000	1,858,538	Corporate Bonds	Open/Demand

49

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Global Long/Short Credit Fund

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
RBC Capital Markets, LLC	2.59%	08/22/18	Open	$1,865,000	$1,873,607	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.59%	08/22/18	Open	1,885,000	1,893,699	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.59%	08/23/18	Open	1,870,000	1,878,509	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.59%	08/23/18	Open	1,820,000	1,828,281	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.59%	08/23/18	Open	1,910,000	1,918,690	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.59%	08/23/18	Open	1,785,000	1,793,122	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.59%	08/23/18	Open	1,875,000	1,883,531	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.59%	08/23/18	Open	1,970,000	1,978,963	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.59%	08/23/18	Open	1,815,000	1,823,258	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.59%	08/23/18	Open	1,805,000	1,813,213	Corporate Bonds	Open/Demand
Barclays Bank plc	2.80%	08/29/18	Open	26,649,000	26,769,809	Corporate Bonds	Open/Demand
Barclays Bank plc	0.25%	08/30/18	Open	12,738,500	12,744,073	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.59%	09/10/18	Open	8,950,000	8,980,251	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.59%	09/10/18	Open	10,475,000	10,510,406	Corporate Bonds	Open/Demand
Credit Suisse Securities USA LLC	2.43%	09/12/18	Open	9,172,975	9,200,749	Corporate Bonds	Open/Demand
Credit Suisse Securities USA LLC	2.43%	09/12/18	Open	1,467,855	1,472,299	Corporate Bonds	Open/Demand
Credit Suisse Securities USA LLC	2.43%	09/12/18	Open	1,845,000	1,850,586	Corporate Bonds	Open/Demand
BNP Paribas SA	2.75%	09/14/18	Open	13,495,005	13,539,988	Corporate Bonds	Open/Demand
BNP Paribas SA	2.75%	09/14/18	Open	1,303,575	1,307,920	Corporate Bonds	Open/Demand
BNP Paribas SA	2.75%	09/14/18	Open	10,415,320	10,450,038	Corporate Bonds	Open/Demand
MUFG Securities Americas, Inc.	2.45%	09/14/18	Open	21,101,590	21,163,488	Corporate Bonds	Open/Demand
Barclays Bank plc	2.80%	09/18/18	Open	6,550,000	6,571,961	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	2.55%	09/19/18	Open	13,246,875	13,283,267	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.59%	09/20/18	Open	8,162,700	8,184,454	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.59%	09/20/18	Open	3,453,200	3,462,403	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.59%	09/20/18	Open	3,179,420	3,187,893	Corporate Bonds	Open/Demand
Barclays Bank plc	2.80%	09/21/18	Open	45,831,131	45,975,053	Corporate Bonds	Open/Demand
Barclays Bank plc	2.80%	09/21/18	Open	17,054,400	17,107,956	Corporate Bonds	Open/Demand
Barclays Bank plc	2.80%	09/24/18	Open	12,483,281	12,516,882	Corporate Bonds	Open/Demand
Barclays Bank plc	2.50%	09/25/18	Open	7,387,500	7,404,584	Corporate Bonds	Open/Demand
Barclays Bank plc	2.80%	09/26/18	Open	10,171,963	10,197,901	Corporate Bonds	Open/Demand
BNP Paribas SA	2.80%	09/26/18	Open	12,004,200	12,037,728	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.59%	09/26/18	Open	1,480,500	1,483,964	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.59%	09/26/18	Open	1,857,825	1,862,172	Corporate Bonds	Open/Demand
Barclays Bank plc	2.80%	09/28/18	Open	11,720,813	11,751,808	Corporate Bonds	Open/Demand
Barclays Bank plc	2.50%	10/01/18	Open	11,147,500	11,171,498	Corporate Bonds	Open/Demand
Barclays Bank plc	2.50%	10/02/18	Open	13,252,500	13,280,109	Corporate Bonds	Open/Demand
Barclays Bank plc	2.55%	10/03/18	Open	1,237,281	1,239,823	Corporate Bonds	Open/Demand
Barclays Bank plc	2.55%	10/03/18	Open	7,140,000	7,154,667	Corporate Bonds	Open/Demand
Barclays Bank plc	2.55%	10/03/18	Open	2,225,000	2,229,571	Corporate Bonds	Open/Demand
Credit Suisse Securities USA LLC	2.43%	10/04/18	Open	4,606,250	4,614,645	Corporate Bonds	Open/Demand
BNP Paribas SA	2.74%	10/05/18	Open	15,810,000	15,842,490	Corporate Bonds	Open/Demand
BNP Paribas SA	2.74%	10/05/18	Open	4,862,500	4,872,492	Corporate Bonds	Open/Demand
Barclays Bank plc	2.55%	10/12/18	Open	6,200,438	6,207,904	Corporate Bonds	Open/Demand
BNP Paribas SA	2.75%	10/18/18	Open	32,923,900	32,956,595	Corporate Bonds	Open/Demand
Credit Suisse Securities USA LLC	2.43%	10/22/18	Open	4,712,500	4,715,363	Corporate Bonds	Open/Demand
Nomura International plc	2.60%	10/22/18	Open	9,013,125	9,018,984	Corporate Bonds	Open/Demand
Barclays Bank plc	0.00%	10/25/18	Open	5,937,362	5,937,362	Corporate Bonds	Open/Demand
Barclays Bank plc	2.55%	10/26/18	Open	6,833,844	6,835,296	Corporate Bonds	Open/Demand
Barclays Bank plc	2.80%	10/30/18	Open	6,011,550	6,012,018	Corporate Bonds	Open/Demand
BNP Paribas SA	2.75%	10/30/18	Open	8,365,845	8,366,484	Corporate Bonds	Open/Demand
BNP Paribas SA	2.75%	10/30/18	Open	5,468,894	5,469,312	Corporate Bonds	Open/Demand
BNP Paribas SA	0.00%	10/31/18	Open	3,571,100	3,571,100	Corporate Bonds	Open/Demand

				$541,567,434	$543,171,753

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.

50

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Global Long/Short Credit Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
EURO STOXX 50 Index	6	12/21/18	$217	$2
S&P 500 E-Mini Index	83	12/21/18	11,251	(50,470)
STOXX 600 Banks Index	10	12/21/18	82	(3,723)

				(54,191)

Short Contracts
Euro-Bobl	230	12/06/18	34,241	(109,531)
Euro-Bund	474	12/06/18	86,040	(4,938)
Euro-Schatz	6	12/06/18	761	(512)
U.S. Treasury 10 Year Note	269	12/19/18	31,860	192,823
U.S. Treasury 10 Year Ultra Note	103	12/19/18	12,886	307,231
U.S. Treasury Long Bond	60	12/19/18	8,288	243,669
Long Gilt	186	12/27/18	29,102	(105,617)
U.S. Treasury 2 Year Note	35	12/31/18	7,373	20,326
U.S. Treasury 5 Year Note	78	12/31/18	8,766	19,576

				563,027

				$508,836

51

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Global Long/Short Credit Fund

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	9,021,000	USD	11,505,383	Barclays Bank plc	11/05/18	$26,689
GBP	128,568,301	USD	164,207,434	Citibank NA	11/05/18	148,953
USD	130,787	CNY	905,000	UBS AG	11/05/18	1,090
USD	186,070,528	EUR	158,088,725	BNP Paribas SA	11/05/18	6,970,352
USD	650,457,042	EUR	552,206,000	Citibank NA	11/05/18	24,857,766
USD	13,407,790	EUR	11,379,768	Deutsche Bank AG	11/05/18	515,546
USD	300,680,823	EUR	255,339,000	Morgan Stanley & Co. International plc	11/05/18	11,404,912
USD	3,878,648	EUR	3,332,000	UBS AG	11/05/18	103,794
USD	1,949,165	GBP	1,495,000	BNP Paribas SA	11/05/18	38,019
USD	176,139,199	GBP	133,506,301	Citibank NA	11/05/18	5,470,277
USD	1,772,128	GBP	1,363,000	Goldman Sachs International	11/05/18	29,726
USD	65,972	GBP	50,000	Royal Bank of Scotland	11/05/18	2,054
USD	1,980,730	GBP	1,505,000	State Street Bank and Trust Co.	11/05/18	56,800
GBP	21,704,000	USD	27,734,695	BNP Paribas SA	12/05/18	49,745
GBP	5,683,162	USD	7,260,632	Deutsche Bank AG	12/05/18	14,685
GBP	7,443,000	USD	9,510,799	Morgan Stanley & Co. International plc	12/05/18	17,380
USD	175,234,735	EUR	153,777,000	BNP Paribas SA	12/05/18	583,438
USD	625,842,003	EUR	548,770,000	Citibank NA	12/05/18	2,579,796
USD	12,976,361	EUR	11,379,768	Deutsche Bank AG	12/05/18	51,858
USD	225,369,955	EUR	197,660,000	Morgan Stanley & Co.International plc	12/05/18	878,807
USD	3,799,713	EUR	3,332,000	UBS AG	12/05/18	15,414
USD	35,792,482	EUR	30,767,000	BNP Paribas SA	12/13/18	817,132
USD	47,754,101	EUR	41,040,938	Citibank NA	12/13/18	1,099,531
USD	1,224,790	IDR	17,916,230,885	Citibank NA	12/14/18	55,434

						55,789,198

EUR	157,937,849	USD	179,731,071	BNP Paribas SA	11/05/18	(801,824)
EUR	548,770,000	USD	624,390,506	Citibank NA	11/05/18	(2,683,906)
EUR	11,379,768	USD	12,946,227	Deutsche Bank AG	11/05/18	(53,983)
EUR	255,339,000	USD	291,274,730	Morgan Stanley & Co. International plc	11/05/18	(1,998,819)
EUR	3,332,000	USD	3,790,916	UBS AG	11/05/18	(16,063)
GBP	21,704,000	USD	28,643,529	BNP Paribas SA	11/05/18	(898,035)
GBP	5,683,162	USD	7,499,006	Deutsche Bank AG	11/05/18	(233,887)
GBP	7,443,000	USD	9,820,997	Morgan Stanley & Co. International plc	11/05/18	(306,174)
USD	27,698,645	GBP	21,704,000	BNP Paribas SA	11/05/18	(46,849)
USD	7,251,249	GBP	5,683,162	Deutsche Bank AG	11/05/18	(13,870)
USD	9,498,356	GBP	7,443,000	Morgan Stanley & Co.International plc	11/05/18	(16,467)
EUR	4,301,743	USD	4,902,000	BNP Paribas SA	12/05/18	(16,321)
EUR	70,000,000	USD	79,604,700	Morgan Stanley & Co. International plc	12/05/18	(102,624)
USD	11,520,079	GBP	9,021,000	Barclays Bank plc	12/05/18	(28,181)
USD	164,420,857	GBP	128,568,301	Citibank NA	12/05/18	(166,235)
USD	781,507	HKD	6,123,334	Barclays Bank plc	12/13/18	(342)
USD	1,502,565	HKD	11,775,000	Goldman Sachs International	12/13/18	(910)
USD	259,341	HKD	2,032,334	Royal Bank of Scotland	12/13/18	(155)
USD	1,502,928	HKD	11,778,000	UBS AG	12/13/18	(930)

						(7,385,575)

Net Unrealized Appreciation						$48,403,623

52

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Global Long/Short Credit Fund

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Technology Select Sector SPDR Fund	1,150	11/09/18	USD	70.00	USD	7,970	$209,875
Allergan plc	182	11/16/18	USD	190.00	USD	2,876	3,003
Bank of America Corp.	1,111	11/16/18	USD	32.00	USD	3,055	1,667
CBS Corp.	1,000	11/16/18	USD	60.00	USD	5,735	81,500
Citigroup, Inc.	545	11/16/18	USD	77.50	USD	3,568	1,635
EURO STOXX 50 Index	688	11/16/18	EUR	3,550.00	EUR	21,999	1,559
EURO STOXX 50 Index	946	11/16/18	EUR	3,500.00	EUR	30,248	2,679
EURO STOXX Bank Index	4,618	11/16/18	EUR	112.50	EUR	78,531	26,153
Intelsat SA	500	11/16/18	USD	31.00	USD	1,303	43,750
iShares 20+ Year Treasury Bond ETF	650	11/16/18	USD	125.00	USD	7,383	1,300
JPMorgan Chase & Co.	297	11/16/18	USD	120.00	USD	3,238	1,485
SPDR S&P500 ETF Trust	1,000	11/16/18	USD	290.00	USD	27,063	8,500
SPDR S&P500 ETF Trust	1,500	11/16/18	USD	295.00	USD	40,595	6,750
Technology Select Sector SPDR Fund	1,000	11/16/18	USD	73.00	USD	6,930	40,000
Wells Fargo & Co.	1,295	11/16/18	USD	57.50	USD	6,893	6,475
CBOE Volatility Index	1,250	11/21/18	USD	22.00	USD	2,654	200,000
Anglo American plc	342	12/21/18	GBP	16.50	GBP	5,711	548,660
CBS Corp.	1,750	12/21/18	USD	65.00	USD	10,036	102,375
EURO STOXX 50 Index	236	12/21/18	EUR	3,475.00	EUR	7,546	9,890
EURO STOXX 50 Index	696	12/21/18	EUR	3,300.00	EUR	22,255	262,118
EURO STOXX Bank Index	1,130	12/21/18	EUR	110.00	EUR	19,216	19,198
Ford Motor Co.	2,941	12/21/18	USD	11.00	USD	2,809	19,117
General Motors Co.	556	12/21/18	USD	39.00	USD	2,034	40,866
iShares 20+ Year Treasury Bond ETF	1,150	12/21/18	USD	123.00	USD	13,062	8,625
iShares Russell 2000 ETF	2,000	12/21/18	USD	170.00	USD	30,006	32,000
Lions Gate Entertainment Corp.	2,050	12/21/18	USD	25.00	USD	3,928	71,750
Lions Gate Entertainment Corp.	2,750	12/21/18	USD	30.00	USD	5,269	34,375
Technology Select Sector SPDR Fund	1,000	12/21/18	USD	73.00	USD	6,930	68,500
EURO STOXX 50 Index	212	01/18/19	EUR	3,500.00	EUR	6,779	14,047
NXP Semiconductors NV	500	01/18/19	USD	115.00	USD	3,750	9,500
PG&E Corp.	392	01/18/19	USD	49.00	USD	1,835	76,440
Xerox Corp.	330	01/18/19	USD	29.00	USD	920	38,280
Xerox Corp.	1,700	01/18/19	USD	31.00	USD	4,738	90,100
CBS Corp.	1,000	03/15/19	USD	65.00	USD	5,735	148,500
Lions Gate Entertainment Corp.	500	03/15/19	USD	25.00	USD	958	40,000
Lions Gate Entertainment Corp.	1,200	03/15/19	USD	30.00	USD	2,299	45,000

							2,315,672

Put
Casino Guichard-Perrachon SA	321	11/16/18	EUR	29.00	EUR	1,250	6,181
Casino Guichard-Perrachon SA	691	11/16/18	EUR	35.00	EUR	2,691	28,958

53

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Global Long/Short Credit Fund

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
iShares iBoxx $ High Yield Corporate Bond ETF	850	11/16/18	USD	84.00	USD	7,170	$43,350
iShares iBoxx $ High Yield Corporate Bond ETF	5,700	11/16/18	USD	85.00	USD	48,080	638,400
iShares iBoxx $ Investment Grade Corporate Bond ETF	1,000	11/16/18	USD	112.00	USD	11,223	45,000
iShares JP Morgan USD Emerging Markets Bond ETF	1,150	11/16/18	USD	104.00	USD	12,036	51,750
iShares JP Morgan USD Emerging Markets Bond ETF	1,500	11/16/18	USD	106.00	USD	15,699	243,750
iShares Russell 2000 ETF	1,150	11/16/18	USD	151.00	USD	17,253	428,950
iShares Russell 2000 ETF	1,200	11/16/18	USD	146.00	USD	18,004	228,000
Lions Gate Entertainment Corp.	850	11/16/18	USD	22.50	USD	1,629	310,250
PowerShares QQQ Trust, Series 1 ETF	750	11/16/18	USD	158.00	USD	12,737	96,375
PowerShares QQQ Trust, Series 1 ETF	750	11/16/18	USD	162.00	USD	12,737	150,375
PowerShares QQQ Trust, Series 1 ETF	800	11/16/18	USD	164.00	USD	13,586	199,600
PowerShares QQQ Trust, Series 1 ETF	1,100	11/16/18	USD	166.00	USD	18,680	336,600
S&P 500 Index	189	11/16/18	USD	2,650.00	USD	51,252	497,070
SPDR S&P500 ETF Trust	400	11/16/18	USD	267.00	USD	10,825	140,200
SPDR S&P500 ETF Trust	1,150	11/16/18	USD	265.00	USD	31,122	337,525
Sprint Corp.	1,500	11/16/18	USD	5.00	USD	918	4,500
Teva Pharmaceutical Industries Ltd.	750	11/16/18	USD	20.00	USD	1,499	96,375
U.S. Treasury 10 Year Note	2,877	11/23/18	USD	117.50	USD	287,700	449,531
iShares Russell 2000 ETF	500	11/30/18	USD	140.00	USD	7,502	65,250
PowerShares QQQ Trust, Series 1 ETF	500	11/30/18	USD	162.50	USD	8,491	141,750
SPDR S&P500 ETF Trust	500	11/30/18	USD	252.50	USD	13,532	76,500
Casino Guichard Perrachon SA	909	12/21/18	EUR	38.00	EUR	3,539	331,524
Citigroup, Inc.	750	12/21/18	USD	57.50	USD	4,910	47,250
Discovery Communications, Inc.	650	12/21/18	USD	27.50	USD	2,105	27,625
Endo International plc	350	12/21/18	USD	14.00	USD	592	19,250
Financial Select Sector SPDR Fund	1,500	12/21/18	USD	24.00	USD	3,942	39,000
iShares iBoxx $ High Yield Corporate Bond ETF	850	12/21/18	USD	82.00	USD	7,170	45,050
iShares iBoxx $ High Yield Corporate Bond ETF	2,000	12/21/18	USD	84.00	USD	16,870	245,000
iShares iBoxx $ High Yield Corporate Bond ETF	3,300	12/21/18	USD	83.00	USD	27,836	268,950
iShares iBoxx $ High Yield Corporate Bond ETF	6,456	12/21/18	USD	85.00	USD	54,456	1,226,640
iShares JP Morgan USD Emerging Markets Bond ETF	750	12/21/18	USD	103.00	USD	7,850	61,875
iShares MSCI Emerging Markets ETF	1,500	12/21/18	USD	37.00	USD	5,874	121,500
Lions Gate Entertainment Corp.	750	12/21/18	USD	20.00	USD	1,437	165,000
SPDR S&P Oil & Gas Exploration & Production ETF	400	12/21/18	USD	33.00	USD	1,443	33,400
Tenet Healthcare Corp.	750	12/21/18	USD	20.00	USD	1,930	46,875
Tesla, Inc.	126	12/21/18	USD	200.00	USD	4,250	26,586
U.S. Treasury 10 Year Note	500	12/21/18	USD	116.00	USD	50,000	62,500
U.S. Treasury 10 Year Note	702	12/21/18	USD	116.50	USD	70,200	131,625
SPDR S&P500 ETF Trust	1,000	12/31/18	USD	275.00	USD	27,063	1,030,500
Bausch Health Cos., Inc.	350	01/18/19	USD	22.50	USD	801	74,375
Bausch Health Cos., Inc.	500	01/18/19	USD	21.00	USD	1,144	74,750
Bausch Health Cos., Inc.	750	01/18/19	USD	20.00	USD	1,716	86,625
Bausch Health Cos., Inc.	800	01/18/19	USD	19.00	USD	1,830	70,800
First Quantum Minerals Ltd.	1,550	01/18/19	CAD	14.00	CAD	2,037	236,070

54

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Global Long/Short Credit Fund

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Hertz Global Holdings, Inc.	350	01/18/19	USD	14.00	USD	481	$69,125
Invesco Senior Loan ETF	5,250	01/18/19	USD	23.00	USD	12,080	170,625
iShares JP Morgan USD Emerging Markets Bond ETF	2,400	01/18/19	USD	100.00	USD	25,118	96,000
iShares MSCI Europe Financials ETF	850	01/18/19	USD	17.00	USD	1,567	27,625
iShares MSCI Europe Financials ETF	1,000	01/18/19	USD	18.00	USD	1,844	62,500
iShares U.S. Preferred Stock ETF	1,500	01/18/19	USD	36.00	USD	5,421	93,750
Mattel, Inc.	1,250	01/18/19	USD	14.00	USD	1,698	150,000
NCR Corp.	550	01/18/19	USD	26.00	USD	1,477	72,875
Sprint Corp.	1,250	01/18/19	USD	5.00	USD	765	10,625
Tesla, Inc.	100	01/18/19	USD	280.00	USD	3,373	146,000
Uniti Group, Inc.	500	01/18/19	USD	12.50	USD	957	21,250
Xerox Corp.	1,000	01/18/19	USD	26.00	USD	2,787	85,000
Sprint Corp.	3,000	02/15/19	USD	5.00	USD	1,836	52,500
Sprint Corp.	3,250	02/15/19	USD	6.00	USD	1,989	146,250
Ford Motor Co.	1,000	03/15/19	USD	8.00	USD	955	20,000
Teva Pharmaceutical Industries Ltd.	500	03/15/19	USD	18.00	USD	999	73,250
Teva Pharmaceutical Industries Ltd.	650	03/15/19	USD	19.00	USD	1,299	120,900
Advanced Micro Devices, Inc.	500	04/18/19	USD	15.00	USD	911	80,000
First Quantum Minerals Ltd.	500	04/18/19	CAD	12.00	CAD	657	60,200
First Quantum Minerals Ltd.	1,750	04/18/19	CAD	10.00	CAD	1,677	116,981
Invesco Senior Loan ETF	2,000	04/18/19	USD	22.00	USD	4,602	55,000
Sprint Corp.	850	05/17/19	USD	6.00	USD	520	55,250

							10,874,716

							$13,190,388

OTC Credit Default Swaptions Purchased

	Paid by the Fund		Received by the Fund			Expiration Date	Exercise Price		Notional Amount (000)
Description	Rate/Reference	Frequency	Rate/Reference	Frequency	Counterparty					Value
Put
Bought Protection on 5-Year Credit Default Swap	5.00%	Quarterly	CDX.NA.HY.31.V1	Quarterly	Goldman Sachs International	12/19/18	USD	105.00	USD 50,000	$469,266
Bought Protection on 5-Year Credit Default Swap	1.00%	Quarterly	ITRAXX.EUR.30.V1	Quarterly	Morgan Stanley & Co. International plc	12/19/18	EUR	85.00	EUR 90,700	175,324
Bought Protection on 5-Year Credit Default Swap	1.00%	Quarterly	ITRAXX.EUR.30.V1	Quarterly	Morgan Stanley & Co. International plc	12/19/18	EUR	85.00	EUR 90,700	175,323

										$819,913

OTC Interest Rate Swaptions Purchased

Description	Paid by the Fund		Received by the Fund		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
	Rate	Frequency	Rate	Frequency
Put
5-Year Interest Rate Swap	3.15%	Semi-Annual	3 month LIBOR	Quarterly	Citibank NA	01/24/19	3.15%	USD	35,000	$207,885
10-Year Interest Rate Swap	3.20%	Semi-Annual	3 month LIBOR	Quarterly	Citibank NA	01/24/19	3.20%	USD	40,000	495,865

										$703,750

55

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Global Long/Short Credit Fund

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Allergan plc	182	11/16/18	USD	210.00	USD	2,876	$(1,001)
Anglo American plc	342	12/21/18	GBP	20.00	GBP	5,711	(45,900)
General Motors Co.	556	12/21/18	USD	44.00	USD	2,034	(5,560)
JPMorgan Chase & Co.	480	01/18/19	USD	110.00	USD	5,233	(201,600)
NXP Semiconductors NV	500	01/18/19	USD	125.00	USD	3,750	(3,000)

							(257,061)

Put
iShares iBoxx $ High Yield Corporate Bond ETF	1,000	11/16/18	USD	82.00	USD	8,435	(12,500)
iShares Russell 2000 ETF	1,150	11/16/18	USD	139.00	USD	17,253	(77,050)
iShares Russell 2000 ETF	1,200	11/16/18	USD	136.00	USD	18,004	(51,600)
PowerShares QQQ Trust, Series 1 ETF	750	11/16/18	USD	152.00	USD	12,737	(47,625)
PowerShares QQQ Trust, Series 1 ETF	750	11/16/18	USD	150.00	USD	12,737	(37,500)
PowerShares QQQ Trust, Series 1 ETF	800	11/16/18	USD	154.00	USD	13,586	(64,400)
PowerShares QQQ Trust, Series 1 ETF	1,100	11/16/18	USD	156.00	USD	18,680	(111,650)
S&P 500 Index	189	11/16/18	USD	2,550.00	USD	51,252	(191,835)
SPDR S&P500 ETF Trust	1,150	11/16/18	USD	255.00	USD	31,122	(135,125)
iShares Russell 2000 ETF	500	11/30/18	USD	130.00	USD	7,502	(20,500)
PowerShares QQQ Trust, Series 1 ETF	500	11/30/18	USD	152.50	USD	8,491	(57,250)
SPDR S&P500 ETF Trust	500	11/30/18	USD	242.50	USD	13,532	(37,750)
iShares iBoxx $ High Yield Corporate Bond ETF	7,456	12/21/18	USD	80.00	USD	62,891	(182,672)
iShares MSCI Emerging Markets ETF	1,500	12/21/18	USD	34.00	USD	5,874	(44,250)
Tesla, Inc.	126	12/21/18	USD	170.00	USD	4,250	(15,372)
SPDR S&P500 ETF Trust	1,000	12/31/18	USD	260.00	USD	27,063	(467,000)
Mattel, Inc.	1,250	01/18/19	USD	10.00	USD	1,698	(18,750)
NXP Semiconductors NV	500	01/18/19	USD	100.00	USD	3,750	(1,240,000)
Tesla, Inc.	100	01/18/19	USD	230.00	USD	3,373	(67,500)
Xerox Corp.	1,000	01/18/19	USD	22.00	USD	2,787	(18,500)

							(2,898,829)

							$(3,155,890)

OTC Credit Default Swaptions Written

	Paid by the Fund		Received by the Fund			Expiration Date	Credit Rating(a)	Exercise Price	Notional Amount (000)(b)
Description	Rate/Reference	Frequency	Rate/Reference	Frequency	Counterparty					Value
Put
Sold Protection on 5-Year Credit Default Swap	CDX.NA.HY.31.V1	Quarterly	5.00%	Quarterly	Goldman Sachs International	12/19/18	NR	USD102	USD 50,000	$(155,895)

(a)	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

56

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Global Long/Short Credit Fund

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG.30.V1	1.00%	Quarterly	06/20/23	USD 50,000	$(852,783)	$(906,189)	$53,406
CDX.NA.HY.30.V1	5.00%	Quarterly	06/20/23	USD 76,500	(5,037,015)	(4,799,939)	(237,076)
ITRAXX.EUR.CROSSOVER.30.V1	5.00%	Quarterly	12/20/23	EUR 19,070	(2,123,597)	(2,325,438)	201,841
CDX.NA.HY.31.V1	5.00%	Quarterly	12/20/23	USD 81,090	(4,746,955)	(4,711,619)	(35,336)
CDX.NA.IG.31.V1	1.00%	Quarterly	12/20/23	USD 50,000	(795,433)	(775,037)	(20,396)

					$(13,555,783)	$(13,518,222)	$(37,561)

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
ITRAXX.EUR.CROSSOVER.28.V1	5.00%	Quarterly	12/20/22	NR	EUR	14,300	$1,498,882	$1,725,521	$(226,639)
ITRAXX.FINSR.28.V1	1.00%	Quarterly	12/20/22	NR	EUR	45,100	724,741	667,362	57,379

							$2,223,623	$2,392,883	$(169,260)

(a)	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Termination Date			Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency		Notional Amount (000)
1.89%	Semi-Annual	3 month LIBOR	Quarterly	09/11/19	USD	5,000	$44,659	$—	$44,659
1.99%	Semi-Annual	3 month LIBOR	Quarterly	09/23/19	USD	7,500	61,315	—	61,315
1.78%	Semi-Annual	3 month LIBOR	Quarterly	12/23/19	USD	6,000	55,403	—	55,403
1.44%	Semi-Annual	3 month LIBOR	Quarterly	01/22/20	USD	2,480	37,080	—	37,080
3 month LIBOR	Quarterly	1.44%	Semi-Annual	01/22/20	USD	2,790	(41,756)	—	(41,756)
1.67%	Semi-Annual	3 month LIBOR	Quarterly	02/13/20	USD	1,930	34,948	—	34,948
1.69%	Semi-Annual	3 month LIBOR	Quarterly	02/20/20	USD	4,000	71,904	—	71,904
1.65%	Semi-Annual	3 month LIBOR	Quarterly	04/20/20	USD	4,000	79,288	—	79,288
1.69%	Semi-Annual	3 month LIBOR	Quarterly	05/29/20	USD	6,000	105,329	—	105,329
1.92%	Semi-Annual	3 month LIBOR	Quarterly	06/12/20	USD	4,000	53,455	—	53,455
1.54%	Semi-Annual	3 month LIBOR	Quarterly	11/04/20	USD	9,000	249,569	—	249,569
2.38%	Semi-Annual	3 month LIBOR	Quarterly	09/23/21	USD	1,000	20,003	—	20,003
1.91%	Semi-Annual	3 month LIBOR	Quarterly	02/13/22	USD	2,080	80,966	—	80,966
1.80%	Semi-Annual	3 month LIBOR	Quarterly	04/02/22	USD	3,000	129,620	—	129,620
1.86%	Semi-Annual	3 month LIBOR	Quarterly	04/20/22	USD	3,000	124,510	—	124,510
1.92%	Semi-Annual	3 month LIBOR	Quarterly	01/22/25	USD	920	60,104	—	60,104
1.92%	Semi-Annual	3 month LIBOR	Quarterly	01/22/25	USD	4,230	276,474	—	276,474
2.01%	Semi-Annual	3 month LIBOR	Quarterly	10/23/25	USD	8,200	598,416	—	598,416
2.20%	Semi-Annual	3 month LIBOR	Quarterly	04/20/27	USD	1,500	111,222	—	111,222
2.20%	Semi-Annual	3 month LIBOR	Quarterly	04/20/27	USD	1,200	89,428	—	89,428
3.29%	Semi-Annual	3 month LIBOR	Quarterly	10/11/28	USD	98,244	(630,618)	—	(630,618)
3.29%	Semi-Annual	3 month LIBOR	Quarterly	10/11/28	USD	15,810	(99,920)	—	(99,920)
3.31%	Semi-Annual	3 month LIBOR	Quarterly	10/11/48	USD	39,605	(193,546)	—	(193 ,546)

							$1,317,853	$—	$1,317,853

57

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Global Long/Short Credit Fund

OTC Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Cardinal Health, Inc.	1.00%	Quarterly	Barclays Bank plc	12/20/18	USD	15,000	$(34,373)	$(11,971)	$(22,402)
Dell, Inc.	1.00%	Quarterly	Goldman Sachs Bank USA	12/20/18	USD	4,000	(8,693)	2,812	(11,505)
International Business Machines Corp.	1.00%	Quarterly	Goldman Sachs Bank USA	12/20/18	USD	15,000	(36,498)	(11,971)	(24,527)
Microsoft Corp.	1.00%	Quarterly	Credit Suisse International	12/20/18	USD	11,841	(29,322)	(9,127)	(20,195)
Microsoft Corp.	1.00%	Quarterly	Goldman Sachs Bank USA	12/20/18	USD	3,159	(7,822)	(2,479)	(5,343)
Sony Corp.	1.00%	Quarterly	JP Morgan Chase Bank NA	03/20/19	JPY	2,000,000	(85,411)	194,243	(279,654)
Atlantia SpA	1.00%	Quarterly	Goldman Sachs International	06/20/19	EUR	470	2,929	6,707	(3,778)
Southwest Airlines Co.	1.00%	Quarterly	Credit Suisse International	12/20/19	USD	10,000	(112,418)	(37,673)	(74,745)
Thomas Cook Group plc	5.00%	Quarterly	BNP Paribas SA	12/20/19	EUR	4,540	(285,276)	(263,787)	(21,489)
Raytheon Co.	1.00%	Quarterly	Goldman Sachs Bank USA	03/20/20	USD	15,555	(215,071)	(173,760)	(41,311)
Raytheon Co.	1.00%	Quarterly	Goldman Sachs Bank USA	03/20/20	USD	15,485	(214,103)	(172,926)	(41,177)
Boston Scientific Corp.	1.00%	Quarterly	JP Morgan Chase Bank NA	06/20/20	USD	15,000	(236,739)	(117,373)	(119,366)
Mattel, Inc.	1.00%	Quarterly	JP Morgan Chase Bank NA	06/20/20	USD	4,800	(3,428)	22,643	(26,071)
Mattel, Inc.	1.00%	Quarterly	JP Morgan Chase Bank NA	06/20/20	USD	4,800	(3,428)	22,643	(26,071)
Thomas Cook Group plc	5.00%	Quarterly	Bank of America NA	06/20/20	EUR	4,670	(364,607)	(345,055)	(19,552)
Eskom Holdings SOC Ltd.	1.00%	Quarterly	Barclays Bank plc	12/20/20	USD	7,200	484,513	486,233	(1,720)
HP, Inc.	1.00%	Quarterly	Goldman Sachs International	06/20/21	USD	5,500	(111,304)	138,285	(249,589)
Loews Corp.	1.00%	Quarterly	Citibank NA	06/20/21	USD	20,000	(467,368)	(310,858)	(156,510)
Republic of Colombia	1.00%	Quarterly	JP Morgan Chase Bank NA	06/20/21	USD	2,700	(21,933)	75,604	(97,537)
Staples, Inc.	5.00%	Quarterly	JP Morgan Chase Bank NA	06/20/21	USD	4,800	(341,817)	(122,699)	(219,118)
Stena AB	5.00%	Quarterly	Goldman Sachs International	06/20/21	EUR	1,410	(88,245)	(59,733)	(28,512)
Stena AB	5.00%	Quarterly	Goldman Sachs International	06/20/21	EUR	210	(13,143)	(7,970)	(5,173)
United Mexican States	1.00%	Quarterly	Credit Suisse International	06/20/21	USD	5,000	(18,056)	72,735	(90,791)
Frontier Communications Corp.	5.00%	Quarterly	Barclays Bank plc	12/20/21	USD	2,625	524,089	475,711	48,378
Frontier Communications Corp.	5.00%	Quarterly	JP Morgan Chase Bank NA	12/20/21	USD	1,750	349,394	311,727	37,667
Republic of Turkey	1.00%	Quarterly	JP Morgan Chase Bank NA	12/20/21	USD	4,570	317,860	345,298	(27,438)
Rio Tinto Ltd.	1.00%	Quarterly	JP Morgan Chase Bank NA	06/20/22	USD	9,000	(176,200)	(27,067)	(149,133)
CenturyLink, Inc.	1.00%	Quarterly	Goldman Sachs International	12/20/22	USD	4,350	245,221	510,334	(265,113)
Staples, Inc.	5.00%	Quarterly	Barclays Bank plc	12/20/22	USD	6,078	(24,700)	206,380	(231,080)
Staples, Inc.	5.00%	Quarterly	JP Morgan Chase Bank NA	12/20/22	USD	3,472	(14,109)	124,827	(138,936)
Unitymedia GmbH	5.00%	Quarterly	Credit Suisse International	12/20/22	EUR	1,100	(231,200)	(200,148)	(31,052)
Cable & Wireless Ltd.	5.00%	Quarterly	Goldman Sachs International	06/20/23	EUR	2,620	(547,847)	(453,652)	(94,195)
CSC Holdings LLC	5.00%	Quarterly	Goldman Sachs International	06/20/23	USD	4,350	(552,788)	(316,718)	(236,070)
CSC Holdings LLC	5.00%	Quarterly	JP Morgan Chase Bank NA	06/20/23	USD	4,350	(552,788)	(325,721)	(227,067)
Intesa Sanpaolo SpA	1.00%	Quarterly	JP Morgan Chase Bank NA	06/20/23	EUR	4,800	736,149	502,384	233,765
Intesa Sanpaolo SpA	1.00%	Quarterly	JP Morgan Chase Bank NA	06/20/23	EUR	2,200	337,402	227,173	110,229
Intesa Sanpaolo SpA	1.00%	Quarterly	JP Morgan Chase Bank NA	06/20/23	EUR	2,200	337,402	226,144	111,258
Intesa Sanpaolo SpA	1.00%	Quarterly	JP Morgan Chase Bank NA	06/20/23	EUR	3,144	482,178	321,708	160,470

58

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Global Long/Short Credit Fund

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Matterhorn Telecom Holding SA	5.00%	Quarterly	Citibank NA	06/20/23	EUR	900	$(167,797)	$(169,183)	$1,386
Matterhorn Telecom Holding SA	5.00%	Quarterly	Credit Suisse International	06/20/23	EUR	900	(167,797)	(134,370)	(33,427)
Matterhorn Telecom Holding SA	5.00%	Quarterly	Credit Suisse International	06/20/23	EUR	1,410	(262,883)	(210,513)	(52,370)
Novafives SAS	5.00%	Quarterly	Citibank NA	06/20/23	EUR	900	(32,843)	(57,066)	24,223
Novafives SAS	5.00%	Quarterly	Citibank NA	06/20/23	EUR	1,000	(36,492)	(44,445)	7,953
Novafives SAS	5.00%	Quarterly	Citibank NA	06/20/23	EUR	800	(29,194)	(50,814)	21,620
Smurfit Kappa Acquisitions ULC	5.00%	Quarterly	Barclays Bank plc	06/20/23	EUR	900	(187,090)	(209,459)	22,369
Smurfit Kappa Acquisitions ULC	5.00%	Quarterly	BNP Paribas SA	06/20/23	EUR	1,400	(291,030)	(307,790)	16,760
Smurfit Kappa Acquisitions ULC	5.00%	Quarterly	Credit Suisse International	06/20/23	EUR	6,600	(1,371,998)	(1,357,196)	(14,802)
Smurfit Kappa Acquisitions ULC	5.00%	Quarterly	Credit Suisse International	06/20/23	EUR	1,400	(291,030)	(303,283)	12,253
Smurfit Kappa Acquisitions ULC	5.00%	Quarterly	Goldman Sachs International	06/20/23	EUR	1,400	(291,030)	(286,144)	(4,886)
Smurfit Kappa Acquisitions ULC	5.00%	Quarterly	Goldman Sachs International	06/20/23	EUR	1,400	(291,030)	(291,111)	81
Smurfit Kappa Acquisitions ULC	5.00%	Quarterly	JP Morgan Chase Bank NA	06/20/23	EUR	900	(187,090)	(198,707)	11,617
Unitymedia GmbH	5.00%	Quarterly	Barclays Bank plc	06/20/23	EUR	1,160	(264,409)	(261,404)	(3,005)
Unitymedia GmbH	5.00%	Quarterly	Credit Suisse International	06/20/23	EUR	4,780	(1,089,548)	(1,124,623)	35,075
Unitymedia GmbH	5.00%	Quarterly	Credit Suisse International	06/20/23	EUR	3,925	(894,660)	(876,899)	(17,761)
Unitymedia GmbH	5.00%	Quarterly	JP Morgan Chase Bank NA	06/20/23	EUR	3,300	(752,199)	(736,020)	(16,179)
UPC Holding BV	5.00%	Quarterly	Citibank NA	06/20/23	EUR	1,390	(268,953)	(239,324)	(29,629)
UPC Holding BV	5.00%	Quarterly	Credit Suisse International	06/20/23	EUR	1,400	(270,888)	(256,237)	(14,651)
UPC Holding BV	5.00%	Quarterly	Credit Suisse International	06/20/23	EUR	2,300	(445,029)	(389,199)	(55,830)
UPC Holding BV	5.00%	Quarterly	Goldman Sachs International	06/20/23	EUR	900	(174,142)	(161,119)	(13,023)
UPC Holding BV	5.00%	Quarterly	Goldman Sachs International	06/20/23	EUR	920	(178,012)	(156,548)	(21,464)
AK Steel Holding Corp.	5.00%	Quarterly	Goldman Sachs International	12/20/23	USD	5,830	265,861	(169,733)	435,594
Altice Luxembourg SA	5.00%	Quarterly	Citibank NA	12/20/23	EUR	5,530	370,693	565,955	(195,262)
Anglo American Capital plc	5.00%	Quarterly	Barclays Bank plc	12/20/23	EUR	7,260	(1,403,400)	(1,384,119)	(19,281)
ArcelorMittal	5.00%	Quarterly	Goldman Sachs International	12/20/23	EUR	2,300	(425,626)	(446,987)	21,361
BASF SE	1.00%	Quarterly	Barclays Bank plc	12/20/23	EUR	5,950	(211,284)	(201,698)	(9,586)
BASF SE	1.00%	Quarterly	Societe Generale SA	12/20/23	EUR	6,095	(216,434)	(201,824)	(14,610)
BASF SE	1.00%	Quarterly	Societe Generale SA	12/20/23	EUR	3,825	(135,825)	(126,657)	(9,168)
Cellnex Telecom SA	5.00%	Quarterly	Credit Suisse International	12/20/23	EUR	7,700	(1,688,571)	(1,607,622)	(80,949)
CenturyLink, Inc.	1.00%	Quarterly	JP Morgan Chase Bank NA	12/20/23	USD	4,860	500,405	458,518	41,887
Citigroup, Inc.	1.00%	Quarterly	Goldman Sachs International	12/20/23	USD	20,000	(387,666)	(451,035)	63,369
Clariant AG	1.00%	Quarterly	Barclays Bank plc	12/20/23	EUR	2,267	(18,307)	(11,601)	(6,706)
Clariant AG	1.00%	Quarterly	Barclays Bank plc	12/20/23	EUR	4,545	(36,702)	(84,822)	48,120
Clariant AG	1.00%	Quarterly	JP Morgan Chase Bank NA	12/20/23	EUR	4,533	(36,605)	(25,953)	(10,652)
Constellium NV	5.00%	Quarterly	Goldman Sachs International	12/20/23	EUR	1,354	(222,148)	(207,204)	(14,944)
Deutsche Lufthansa AG	1.00%	Quarterly	BNP Paribas SA	12/20/23	EUR	11,200	(54,450)	(106,149)	51,699
HeidelbergCement AG	5.00%	Quarterly	Bank of America NA	12/20/23	EUR	2,272	(478,599)	(487,386)	8,787
HeidelbergCement AG	5.00%	Quarterly	JP Morgan Chase Bank NA	12/20/23	EUR	2,272	(478,599)	(479,946)	1,347
ITV plc	5.00%	Quarterly	Barclays Bank plc	12/20/23	EUR	4,350	(998,254)	(992,588)	(5,666)
ITV plc	5.00%	Quarterly	BNP Paribas SA	12/20/23	EUR	4,760	(1,092,343)	(1,053,801)	(38,542)
LANXESS AG	1.00%	Quarterly	Bank of America NA	12/20/23	EUR	12,193	(136,606)	(248,078)	111,472
Marks and Spencer plc	1.00%	Quarterly	Barclays Bank plc	12/20/23	EUR	9,982	297,870	277,177	20,693
Marks and Spencer plc	1.00%	Quarterly	BNP Paribas SA	12/20/23	EUR	3,230	96,385	108,293	(11,908)
Marks and Spencer plc	1.00%	Quarterly	Citibank NA	12/20/23	EUR	5,540	165,317	195,886	(30,569)
NEXT plc	1.00%	Quarterly	Barclays Bank plc	12/20/23	EUR	14,200	22,342	130,092	(107,750)
NEXT plc	1.00%	Quarterly	Citibank NA	12/20/23	EUR	5,540	8,716	58,658	(49,942)
NEXT plc	1.00%	Quarterly	Goldman Sachs International	12/20/23	EUR	3,230	5,082	31,268	(26,186)
NXP BV	1.00%	Quarterly	BNP Paribas SA	12/20/23	EUR	1,364	(317,197)	(322,153)	4,956

59

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Global Long/Short Credit Fund

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
NXP BV	5.00%	Quarterly	Goldman Sachs International	12/20/23	EUR	892	$(207,393)	$(202,099)	$(5,294)
NXP BV	5.00%	Quarterly	JP Morgan Chase Bank NA	12/20/23	EUR	4,545	(1,057,323)	(1,019,901)	(37,422)
OI European Group BV	5.00%	Quarterly	BNP Paribas SA	12/20/23	EUR	2,200	(454,561)	(452,031)	(2,530)
Pernod Ricard	1.00%	Quarterly	Citibank NA	12/20/23	EUR	4,450	(150,094)	(139,381)	(10,713)
Pernod Ricard	1.00%	Quarterly	Citibank NA	12/20/23	EUR	4,400	(148,407)	(136,509)	(11,898)
Pernod Ricard	1.00%	Quarterly	Citibank NA	12/20/23	EUR	200	(6,746)	(6,264)	(482)
Peugeot SA	5.00%	Quarterly	Citibank NA	12/20/23	EUR	2,300	(475,120)	(481,687)	6,567
Peugeot SA	5.00%	Quarterly	Goldman Sachs International	12/20/23	EUR	4,600	(950,240)	(1,006,629)	56,389
Renault SA	1.00%	Quarterly	Citibank NA	12/20/23	EUR	4,500	38,773	12,833	25,940
Renault SA	1.00%	Quarterly	JP Morgan Chase Bank NA	12/20/23	EUR	3,170	27,313	37,612	(10,299)
Rio Tinto Ltd.	1.00%	Quarterly	Citibank NA	12/20/23	USD	19,500	(332,444)	(333,039)	595
SoftBank Group Corp.	1.00%	Quarterly	Goldman Sachs International	12/20/23	JPY	1,205,889	710,625	568,993	141,632
Stena AB	5.00%	Quarterly	Citibank NA	12/20/23	EUR	4,680	174,923	150,873	24,050
Stena AB	5.00%	Quarterly	Credit Suisse International	12/20/23	EUR	5,640	210,804	175,344	35,460
Tenet Healthcare Corp.	5.00%	Quarterly	JP Morgan Chase Bank NA	12/20/23	USD	4,860	(159,982)	(176,432)	16,450
UniCredit SpA	1.00%	Quarterly	Citibank NA	12/20/23	EUR	3,034	527,653	375,151	152,502
United States Steel Corp.	5.00%	Quarterly	Goldman Sachs International	12/20/23	USD	2,915	(239,290)	(325,514)	86,224
United States Steel Corp.	5.00%	Quarterly	JP Morgan Chase Bank NA	12/20/23	USD	4,860	(398,954)	(579,990)	181,036
Viacom, Inc.	1.00%	Quarterly	JP Morgan Chase Bank NA	12/20/23	USD	15,000	63,376	103,046	(39,670)
Volkswagen AG	1.00%	Quarterly	Citibank NA	12/20/23	EUR	2,320	(2,201)	(2,700)	499
Xerox Corp.	1.00%	Quarterly	Bank of America NA	12/20/23	USD	4,860	356,634	315,555	41,079
Xerox Corp.	1.00%	Quarterly	Bank of America NA	12/20/23	USD	4,875	357,734	356,426	1,308
Xerox Corp.	1.00%	Quarterly	BNP Paribas SA	12/20/23	USD	7,750	568,707	393,985	174,722

							$(17,078,852)	$(15,674,418)	$(1,404,434)

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating (a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
SAS AB	5.00%	Quarterly	Goldman Sachs International	06/20/19	NR	EUR	4,523	$164,891	$(78,305)	$243,196
SAS AB	5.00%	Quarterly	Goldman Sachs International	06/20/19	NR	EUR	2,625	95,698	10,192	85,506
ITRAXX.ASIA.XJ.IG.24.V1	1.00%	Quarterly	Goldman Sachs International	12/20/20	NR	USD	3,750	54,999	(44,814)	99,813
Advanced Micro Devices, Inc.	5.00%	Quarterly	Goldman Sachs International	12/20/22	B+	USD	2,650	400,697	278,349	122,348
Advanced Micro Devices, Inc.	5.00%	Quarterly	Goldman Sachs International	12/20/22	B+	USD	1,750	264,611	183,755	80,856
Casino Guichard Perrachon SA	1.00%	Quarterly	JP Morgan Chase Bank NA	12/20/22	BB	EUR	100	(15,279)	(3,640)	(11,639)
Fiat Chrysler Automobiles NV	5.00%	Quarterly	Citibank NA	12/20/22	BB+	EUR	50	8,323	9,038	(715)
Intrum AB	5.00%	Quarterly	Credit Suisse International	12/20/22	BB+	EUR	1,459	86,830	221,314	(134,484)
Intrum AB	5.00%	Quarterly	Credit Suisse International	12/20/22	BB+	EUR	1,450	86,337	201,060	(114,723)
Intrum AB	5.00%	Quarterly	Morgan Stanley & Co. International plc	12/20/22	BB+	EUR	4,053	241,250	619,750	(378,500)
Telecom Italia SpA	1.00%	Quarterly	Citibank NA	12/20/22	BB+	EUR	120	(6,539)	(2,083)	(4,456)
ADLER Real Estate AG	5.00%	Quarterly	Credit Suisse International	06/20/23	BB+	EUR	4,380	729,045	848,944	(119,899)
Advanced Micro Devices, Inc.	5.00%	Quarterly	Barclays Bank plc	06/20/23	B+	USD	2,650	408,794	300,966	107,828
Advanced Micro Devices, Inc.	5.00%	Quarterly	JP Morgan Chase Bank NA	06/20/23	B+	USD	4,350	671,040	466,921	204,119
Advanced Micro Devices, Inc.	5.00%	Quarterly	JP Morgan Chase Bank NA	06/20/23	B+	USD	2,650	408,794	301,036	107,758
Advanced Micro Devices, Inc.	5.00%	Quarterly	JP Morgan Chase Bank NA	06/20/23	B+	USD	1,750	269,958	198,798	71,160
Banco Bilbao Vizcaya Argentaria SA	1.00%	Quarterly	Barclays Bank plc	06/20/23	NR	EUR	8,770	79,208	108,786	(29,578)
Banco Bilbao Vizcaya Argentaria SA	1.00%	Quarterly	Citibank NA	06/20/23	NR	EUR	9,100	82,189	110,626	(28,437)
Boparan Finance plc	5.00%	Quarterly	Barclays Bank plc	06/20/23	CCC+	EUR	1,500	(150,420)	(131,236)	(19,184)

60

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Global Long/Short Credit Fund

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating (a)	Notional Amount (000) (b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Boparan Finance plc	5.00%	Quarterly	Citibank NA	06/20/23	CCC+	EUR	2,400	$(240,673)	$(171,075)	$(69,598)
Boparan Finance plc	5.00%	Quarterly	Credit Suisse International	06/20/23	CCC+	EUR	2,400	(240,673)	(195,558)	(45,115)
Casino Guichard-Perrachon SA	1.00%	Quarterly	Bank of America NA	06/20/23	BB	EUR	617	(106,780)	(89,422)	(17,358)
Casino Guichard-Perrachon SA	1.00%	Quarterly	Bank of America NA	06/20/23	BB	EUR	46	(8,009)	(6,707)	(1,302)
Casino Guichard-Perrachon SA	1.00%	Quarterly	Barclays Bank plc	06/20/23	BB	EUR	161	(27,962)	(19,237)	(8,725)
Casino Guichard-Perrachon SA	1.00%	Quarterly	Barclays Bank plc	06/20/23	BB	EUR	99	(17,060)	(12,093)	(4,967)
Casino Guichard-Perrachon SA	1.00%	Quarterly	Barclays Bank plc	06/20/23	BB	EUR	1,000	(173,162)	(121,413)	(51,749)
Casino Guichard-Perrachon SA	1.00%	Quarterly	Barclays Bank plc	06/20/23	BB	EUR	233	(40,371)	(28,617)	(11,754)
Casino Guichard-Perrachon SA	1.00%	Quarterly	BNP Paribas SA	06/20/23	BB	EUR	1,910	(330,739)	(264,671)	(66,068)
Casino Guichard-Perrachon SA	1.00%	Quarterly	BNP Paribas SA	06/20/23	BB	EUR	1,830	(316,887)	(265,111)	(51,776)
Casino Guichard-Perrachon SA	1.00%	Quarterly	BNP Paribas SA	06/20/23	BB	EUR	30	(5,194)	(2,836)	(2,358)
Casino Guichard-Perrachon SA	1.00%	Quarterly	BNP Paribas SA	06/20/23	BB	EUR	1,750	(303,034)	(165,428)	(137,606)
Casino Guichard-Perrachon SA	1.00%	Quarterly	BNP Paribas SA	06/20/23	BB	EUR	1,770	(306,497)	(167,319)	(139,178)
Casino Guichard-Perrachon SA	1.00%	Quarterly	BNP Paribas SA	06/20/23	BB	EUR	30	(5,195)	(2,836)	(2,359)
Casino Guichard-Perrachon SA	1.00%	Quarterly	Citibank NA	06/20/23	BB	EUR	1,400	(242,427)	(193,462)	(48,965)
Casino Guichard-Perrachon SA	1.00%	Quarterly	Citibank NA	06/20/23	BB	EUR	4,200	(727,280)	(556,493)	(170,787)
Casino Guichard-Perrachon SA	1.00%	Quarterly	Citibank NA	06/20/23	BB	EUR	1,487	(257,509)	(203,314)	(54,195)
Casino Guichard-Perrachon SA	1.00%	Quarterly	Citibank NA	06/20/23	BB	EUR	45	(7,846)	(5,981)	(1,865)
Casino Guichard-Perrachon SA	1.00%	Quarterly	Citibank NA	06/20/23	BB	EUR	1,597	(276,515)	(190,232)	(86,283)
Casino Guichard-Perrachon SA	1.00%	Quarterly	Citibank NA	06/20/23	BB	EUR	2,300	(398,273)	(285,243)	(113,030)
Casino Guichard-Perrachon SA	1.00%	Quarterly	Citibank NA	06/20/23	BB	EUR	1,731	(299,728)	(228,458)	(71,270)
Casino Guichard-Perrachon SA	1.00%	Quarterly	Goldman Sachs International	06/20/23	BB	EUR	30	(5,195)	(2,863)	(2,332)
Casino Guichard-Perrachon SA	1.00%	Quarterly	Goldman Sachs International	06/20/23	BB	EUR	1,800	(311,691)	(171,806)	(139,885)
Casino Guichard-Perrachon SA	1.00%	Quarterly	JP Morgan Chase Bank NA	06/20/23	BB	EUR	1,850	(320,349)	(173,184)	(147,165)
Casino Guichard-Perrachon SA	1.00%	Quarterly	JP Morgan Chase Bank NA	06/20/23	BB	EUR	18	(3,141)	(2,241)	(900)
Casino Guichard-Perrachon SA	1.00%	Quarterly	JP Morgan Chase Bank NA	06/20/23	BB	EUR	1,370	(237,232)	(176,089)	(61,143)
Casino Guichard-Perrachon SA	1.00%	Quarterly	JP Morgan Chase Bank NA	06/20/23	BB	EUR	1,733	(300,018)	(228,680)	(71,338)
Casino Guichard-Perrachon SA	1.00%	Quarterly	JP Morgan Chase Bank NA	06/20/23	BB	EUR	45	(7,854)	(5,986)	(1,868)
Casino Guichard-Perrachon SA	1.00%	Quarterly	JP Morgan Chase Bank NA	06/20/23	BB	EUR	2,240	(387,883)	(416,800)	28,917
Casino Guichard-Perrachon SA	1.00%	Quarterly	JP Morgan Chase Bank NA	06/20/23	BB	EUR	27	(4,712)	(3,362)	(1,350)
Casino Guichard-Perrachon SA	1.00%	Quarterly	JP Morgan Chase Bank NA	06/20/23	BB	EUR	693	(120,007)	(85,621)	(34,386)
Casino Guichard-Perrachon SA	1.00%	Quarterly	JP Morgan Chase Bank NA	06/20/23	BB	EUR	40	(6,926)	(3,744)	(3,182)
Casino Guichard-Perrachon SA	1.00%	Quarterly	JP Morgan Chase Bank NA	06/20/23	BB	EUR	1,040	(180,010)	(128,432)	(51,578)
Casino Guichard-Perrachon SA	1.00%	Quarterly	Morgan Stanley & Co. International plc	06/20/23	BB	EUR	4,150	(718,622)	(571,716)	(146,906)
Chesapeake Energy Corp.	5.00%	Quarterly	JP Morgan Chase Bank NA	06/20/23	B-	USD	4,800	125,109	26,064	99,045
Garfunkelux Holdco 2 SA	5.00%	Quarterly	Credit Suisse International	06/20/23	B-	EUR	100	383	911	(528)
Garfunkelux Holdco 2 SA	5.00%	Quarterly	Credit Suisse International	06/20/23	B-	EUR	1,400	5,362	(3,839)	9,201
Garfunkelux Holdco 2 SA	5.00%	Quarterly	Morgan Stanley & Co. International plc	06/20/23	B-	EUR	2,360	9,038	(21,183)	30,221
HCA, Inc.	5.00%	Quarterly	Goldman Sachs Bank USA	06/20/23	BB-	USD	4,800	791,362	686,229	105,133

61

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Global Long/Short Credit Fund

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating (a)	Notional Amount (000) (b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Intesa Sanpaolo SpA	1.00%	Quarterly	BNP Paribas SA	06/20/23	NR	EUR	290	$(13,607)	$(13,050)	$(557)
Intrum AB	5.00%	Quarterly	Citibank NA	06/20/23	BB+	EUR	47	2,323	2,188	135
Intrum AB	5.00%	Quarterly	Citibank NA	06/20/23	BB+	EUR	725	36,165	34,069	2,096
Intrum AB	5.00%	Quarterly	Credit Suisse International	06/20/23	BB+	EUR	28	1,405	3,130	(1,725)
Intrum AB	5.00%	Quarterly	Credit Suisse International	06/20/23	BB+	EUR	142	7,091	14,132	(7,041)
Intrum AB	5.00%	Quarterly	Credit Suisse International	06/20/23	BB+	EUR	34	1,685	3,168	(1,483)
Intrum AB	5.00%	Quarterly	JP Morgan Chase Bank NA	06/20/23	BB+	EUR	48	2,407	2,267	140
Intrum AB	5.00%	Quarterly	Morgan Stanley & Co. International plc	06/20/23	BB+	EUR	95	4,741	10,567	(5,826)
Intrum AB	5.00%	Quarterly	Morgan Stanley & Co. International plc	06/20/23	BB+	EUR	95	4,728	10,269	(5,541)
Intrum Justitia AB	5.00%	Quarterly	Citibank NA	06/20/23	BB+	EUR	348	17,363	16,271	1,092
Intrum Justitia AB	5.00%	Quarterly	Morgan Stanley & Co. International plc	06/20/23	BB+	EUR	676	33,703	28,313	5,390
Sprint Capital Corp.	5.00%	Quarterly	Goldman Sachs International	06/20/23	B	USD	4,800	531,060	435,899	95,161
Sprint Communications, Inc.	5.00%	Quarterly	Barclays Bank plc	06/20/23	B	USD	4,800	531,060	395,648	135,412
Sprint Communications, Inc.	5.00%	Quarterly	JP Morgan Chase Bank NA	06/20/23	B	USD	4,800	531,060	432,098	98,962
Teck Resources Ltd.	5.00%	Quarterly	Goldman Sachs International	06/20/23	BB+	USD	2,915	450,059	475,714	(25,655)
Teck Resources Ltd.	5.00%	Quarterly	JP Morgan Chase Bank NA	06/20/23	BB+	USD	4,860	750,356	760,430	(10,074)
Teck Resources Ltd.	5.00%	Quarterly	JP Morgan Chase Bank NA	06/20/23	BB+	USD	4,800	741,092	700,349	40,743
Tesco plc	1.00%	Quarterly	Citibank NA	06/20/23	BB+	EUR	4,600	25,684	(22,019)	47,703
Thomas Cook Group plc	5.00%	Quarterly	Barclays Bank plc	06/20/23	B+	EUR	960	64,238	126,921	(62,683)
Thomas Cook Group plc	5.00%	Quarterly	Citibank NA	06/20/23	B+	EUR	3,800	254,276	464,331	(210,055)
Thomas Cook Group plc	5.00%	Quarterly	Citibank NA	06/20/23	B+	EUR	3,893	260,472	493,114	(232,642)
Thomas Cook Group plc	5.00%	Quarterly	Goldman Sachs International	06/20/23	B+	EUR	1,440	96,357	180,816	(84,459)
Thomas Cook Group plc	5.00%	Quarterly	Goldman Sachs International	06/20/23	B+	EUR	1,160	77,621	139,208	(61,587)
Thomas Cook Group plc	5.00%	Quarterly	Goldman Sachs International	06/20/23	B+	EUR	260	17,398	31,905	(14,507)
Thomas Cook Group plc	5.00%	Quarterly	Goldman Sachs International	06/20/23	B+	EUR	1,200	80,297	152,096	(71,799)
T-Mobile USA, Inc.	5.00%	Quarterly	Barclays Bank plc	06/20/23	BB+	USD	2,875	462,158	309,109	153,049
T-Mobile USA, Inc.	5.00%	Quarterly	JP Morgan Chase Bank NA	06/20/23	BB+	USD	4,800	771,602	594,718	176,884
Virgin Media Finance plc	5.00%	Quarterly	Goldman Sachs International	06/20/23	B	EUR	980	159,282	146,973	12,309
Virgin Media Finance plc	5.00%	Quarterly	JP Morgan Chase Bank NA	06/20/23	B	EUR	2,500	406,332	384,401	21,931
Casino Guichard Perrachon SA	1.00%	Quarterly	Goldman Sachs International	12/20/23	BB	EUR	150	(29,063)	(24,334)	(4,729)
Chesapeake Energy Corp.	5.00%	Quarterly	Goldman Sachs Bank USA	12/20/23	B-	USD	2,915	17,129	(11,371)	28,500
Chesapeake Energy Corp.	5.00%	Quarterly	JP Morgan Chase Bank NA	12/20/23	B-	USD	4,860	28,558	(18,912)	47,470
Chesapeake Energy Corp.	5.00%	Quarterly	JP Morgan Chase Bank NA	12/20/23	B-	USD	4,860	28,558	97,041	(68,483)
Chesapeake Energy Corp.	5.00%	Quarterly	Morgan Stanley & Co. International plc	12/20/23	B-	USD	4,860	28,558	(18,918)	47,476
Garfunkelux Holdco 2 SA	5.00%	Quarterly	Credit Suisse International	12/20/23	B-	EUR	616	(10,731)	12,106	(22,837)
Garfunkelux Holdco 2 SA	5.00%	Quarterly	Credit Suisse International	12/20/23	B-	EUR	11	(195)	220	(415)
Garfunkelux Holdco 2 SA	5.00%	Quarterly	Credit Suisse International	12/20/23	B-	EUR	49	(851)	960	(1,811)
Garfunkelux Holdco 2 SA	5.00%	Quarterly	Credit Suisse International	12/20/23	B-	EUR	2,684	(46,787)	52,782	(99,569)
Garfunkelux Holdco 2 SA	5.00%	Quarterly	JP Morgan Chase Bank NA	12/20/23	B-	EUR	26	(448)	(185)	(263)
HCA, Inc.	5.00%	Quarterly	Goldman Sachs International	12/20/23	BB-	USD	4,870	866,559	837,705	28,854
Hertz Corp. (The)	5.00%	Quarterly	JP Morgan Chase Bank NA	12/20/23	B-	USD	2,500	(396,020)	(347,222)	(48,798)
INEOS Group Holdings SA	5.00%	Quarterly	JP Morgan Chase Bank NA	12/20/23	B+	EUR	3,792	417,384	530,474	(113,090)

62

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Global Long/Short Credit Fund

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating (a)	Notional Amount (000) (b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
INEOS Group Holdings SA	5.00%	Quarterly	JP Morgan Chase Bank NA	12/20/23	B+	EUR	948	$104,346	$132,618	$(28,272)
Tesco plc	1.00%	Quarterly	Morgan Stanley & Co. International plc	12/20/23	BB+	EUR	100	(76)	402	(478)
T-Mobile USA, Inc.	5.00%	Quarterly	Goldman Sachs International	12/20/23	BB+	USD	2,875	477,679	316,746	160,933
United Rentals North America, Inc.	5.00%	Quarterly	Barclays Bank plc	12/20/23	BB	USD	4,870	626,625	597,898	28,727
Virgin Media Finance plc	5.00%	Quarterly	Barclays Bank plc	12/20/23	B	EUR	4,560	751,693	701,485	50,208
Vue International Bidco plc	5.00%	Quarterly	Citibank NA	12/20/23	B	EUR	1,840	190,926	186,068	4,858
Vue International Bidco plc	5.00%	Quarterly	Citibank NA	12/20/23	B	EUR	15	1,604	1,579	25
Vue International Bidco plc	5.00%	Quarterly	Citibank NA	12/20/23	B	EUR	773	80,222	78,926	1,296
Vue International Bidco plc	5.00%	Quarterly	Credit Suisse International	12/20/23	B	EUR	2,200	228,257	282,035	(53,778)
Vue International Bidco plc	5.00%	Quarterly	Credit Suisse International	12/20/23	B	EUR	4,400	456,513	563,289	(106,776)
Vue International Bidco plc	5.00%	Quarterly	Credit Suisse International	12/20/23	B	EUR	2,200	228,257	275,578	(47,321)
Virgin Media Finance plc	5.00%	Quarterly	Credit Suisse International	06/20/25	B	EUR	4,580	759,972	802,366	(42,394)
Tesco plc	1.00%	Quarterly	Barclays Bank plc	12/20/25	BB+	EUR	100	(3,514)	(3,028)	(486)

								$8,989,789	$10,500,952	$(1,511,163)

(a)	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Total Return Swaps

Paid by the Fund		Received by the Fund		Counterparty	Termination Date(a)	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate (Amount) / Reference	Frequency	Rate / Reference	Frequency
iBoxx EUR Liquid High Yield Index December 2018	At Termination	3 month EURIBOR minus 0.32%	Quarterly	Bank of America NA	12/20/18	EUR	22,340	$139,327	$(7,802)	$147,129
3 month LIBOR	At Termination	iBoxx USD Liquid Leveraged Loan Index December 2018	At Termination	JP Morgan Chase Bank NA	12/20/18	USD	5,500	(48,040)	(7,009)	(41,031)
iBoxx EUR Liquid High Yield Index December 2018	At Termination	3 month EURIBOR minus 0.32%	Quarterly	JP Morgan Chase Bank NA	12/20/18	EUR	44,690	337,724	(15,625)	353,349

								$429,011	$(30,436)	$459,447

(a)	Certain swaps have no stated termination and can be terminated by either party at any time.

63

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Global Long/Short Credit Fund

OTC Total Return Swaps(a)

Reference Entity	Counterparty	Expiration Date	Net Notional Amount	Unrealized Depreciation		Net Value of Reference Entities	Gross Notional Amount Net Asset Percentage
Equity Securities Long/Short	Bank of America NA	10/15/19-02/15/23	$(20,226,863)	$(1,701,979	)(b)	$(21,952,392)	2.5%

(a)

The Fund receives or pays the total return on a portfolio of long and short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 20-1200 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:

Canada 1 Month Bankers’ Acceptances Rate:

CAD 1 Month

Euro Interbank Offer Rate:

EUR 1 Week

Intercontinental Exchange LIBOR:

GBP 1 Week

USD 1 Week

(b)	Amount includes $23,550 of net dividends and financing fees.

64

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Global Long/Short Credit Fund

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Bank of America NA, as of October 31, 2018, expiration dates 10/15/19-02/15/23:

	Shares	Value	% of Basket Value
Reference Entity — Long

Austria
Erste Group Bank AG	38,060	$1,549,325	(7.1)%

Belgium
KBC Group NV	22,050	1,519,599	(6.9)

France
BNP Paribas SA	136,509	7,114,034	(32.4)
Credit Agricole SA	107,683	1,379,145	(6.3)
Europcar Mobility Group	265,669	2,513,906	(11.5)

		11,007,085
Germany
Aroundtown SA	135,706	1,124,544	(5.1)
Tele Columbus AG	508,481	1,789,410	(8.2)

		2,913,954
Greece
Eurobank Ergasias SA	1,167,074	786,725	(3.6)
National Bank of Greece SA	199,128	344,645	(1.6)

		1,131,370
Italy
Recordati SpA	41,410	1,401,880	(6.4)

Netherlands
Altice NV	1,679,205	3,994,901	(18.2)

Spain
CaixaBank SA	388,853	1,573,576	(7.2)

United Kingdom
Vodafone Group plc	1,383,043	2,600,864	(11.8)

United States
Hertz Global Holdings, Inc.	126,168	1,734,810	(7.9)
iShares iBoxx $ High Yield Corporate Bond ETF	55,000	4,639,250	(21.1)

		6,374,060

Total Reference Entity — Long		34,066,614

Reference Entity — Short

France
Casino Guichard Perrachon SA	(62,547)	(2,758,494)	12.6

Israel
Teva Pharmaceutical Industries Ltd.	(75,000)	(1,498,500)	6.8

Italy
Unione di Banche Italiane SpA	(476,087)	(1,453,092)	6.6

United Kingdom
Barclays plc	(1,261,571)	(2,779,627)	12.7

	Shares	Value	% of Basket Value
United States
American Tower Corp.	(43,763)	$(6,818,713)	31.1%
Bausch Health Cos., Inc.	(80,000)	(1,830,400)	8.3
Chesapeake Energy Corp.	(150,000)	(526,500)	2.4
Crown Castle International Corp.	(57,770)	(6,281,910)	28.6
Discovery, Inc.	(25,000)	(809,750)	3.7
Invesco Senior Loan ETF	(100,000)	(2,301,000)	10.5
iShares J.P. Morgan USD Emerging Markets Bond ETF	(180,000)	(18,838,800)	85.8
Kellogg Co.	(74,294)	(4,864,771)	22.2
Splunk, Inc.	(17,000)	(1,697,280)	7.7
Tenet Healthcare Corp.	(20,000)	(514,600)	2.3
Tesla, Inc.	(4,500)	(1,517,940)	6.9
Western Digital Corp.	(6,500)	(279,955)	1.3

		(46,281,619)
Zambia
First Quantum Minerals Ltd.	(125,000)	(1,247,674)	5.8

Total Reference Entity — Short		(56,019,006)

Net Value of Reference Entity — Bank of America NA		$(21,952,392)

65

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Global Long/Short Credit Fund

The following reference rates, and their values as of period end, are used for security descriptions:

Reference Index		Reference rate
3 month EURIBOR	Euro Interbank Offered Rate	(0.32)%
3 month LIBOR	London Interbank Offered Rate	2.56

Currency

CAD	Canadian Dollar
CNY	Chinese Yuan
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
JPY	Japanese Yen
USD	United States Dollar

Portfolio Abbreviations

CDO	Collateralized Debt Obligation
CDX	Credit Default Swap Index
CLO	Collateralized Loan Obligation
DAC	Designated Activity Company
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
LIBID	London Interbank Bid Rate
LIBOR	London Interbank Offered Rate
OTC	Over-the-counter
PIK	Payment-In-Kind
PJSC	Public Joint Stock Company
S&P	Standard & Poor’s
SPDR	Standard & Poor’s Depositary Receipts

66

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Global Long/Short Credit Fund

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities(a)	$—	$479,250,320	$14,656,303	$493,906,623
Common Stocks:
Germany	—	5,372,109	—	5,372,109
Indonesia	—	330,031	—	330,031
Italy	—	2,296,881	—	2,296,881
Netherlands	—	1,275,828	—	1,275,828
United States	31,262,899	—	360,097	31,622,996
Corporate Bonds:(a)	—	2,329,514,988	—	2,329,514,988
Floating Rate Loan Interests:
Australia	—	396,704	339,574	736,278
Austria	—	—	444,000	444,000
Bermuda	—	488,404	—	488,404
Canada	—	43,277,765	712,501	43,990,266
Denmark	—	16,904,182	—	16,904,182
France	—	21,702,857	—	21,702,857
Germany	—	23,737,655	1,096,017	24,833,672
Isle of Man	—	314,052	—	314,052
Luxembourg	—	45,845,790	3,891	45,849,681
Netherlands	—	39,546,083	—	39,546,083
Norway	—	4,552,120	—	4,552,120
Poland	—	15,751,332	—	15,751,332
Spain	—	20,574,109	—	20,574,109

67

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Global Long/Short Credit Fund

	Level 1	Level 2	Level 3	Total
Sweden	$—	$12,280,745	$—	$12,280,745
Switzerland	—	7,618,948	—	7,618,948
United Kingdom	—	36,280,449	6,545,707	42,826,156
United States	—	516,255,432	44,235,180	560,490,612
Foreign Agency Obligations(a)	—	10,457,211	—	10,457,211
Foreign Government Obligations(a)	—	58,911,519	—	58,911,519
Investment Companies	5,544,000	—	—	5,544,000
Non-Agency Mortgage-Backed Securities(a)	—	32,525,374	—	32,525,374
Preferred Securities:
Luxembourg	—	—	712,713	712,713
Netherlands	—	2,310,720	—	2,310,720
United Kingdom	—	6,504,219	—	6,504,219
United States	—	209,450	—	209,450
U.S. Treasury Obligations	—	94,703,530	—	94,703,530
Short-Term Securities:
Borrowed Bond Agreements	—	446,125,093	—	446,125,093
Money Market Funds	101,730,271	—	—	101,730,271
Options Purchased:
Credit contracts	—	819,913	—	819,913
Equity contracts	11,295,765	1,250,967	—	12,546,732
Interest rate contracts	643,656	703,750	—	1,347,406
Unfunded floating rate loan interests(b)	—	—	173	173
Liabilities:
Borrowed Bonds(a)	—	(420,567,193)	—	(420,567,193)
Investment Sold Short
Investment Companies	(16,870,000)	—	—	(16,870,000)

	$133,606,591	$3,857,521,337	$69,106,156	$4,060,234,084

Derivative Financial Instruments(c)
Assets:
Credit contracts	$—	$5,505,923	$—	$5,505,923
Equity contracts	2	—	—	2
Foreign currency exchange contracts	—	55,789,198	—	55,789,198
Interest rate contracts	783,625	2,784,171	—	3,567,796
Liabilities:
Credit contracts	—	(8,784,236)	—	(8,784,236)
Equity contracts	(3,210,083)	(1,701,979)	—	(4,912,062)
Foreign currency exchange contracts	—	(7,385,575)	—	(7,385,575)
Interest rate contracts	(220,598)	(1,006,871)	—	(1,227,469)

	$(2,647,054)	$45,200,631	$—	$42,553,577

(a)	See above Schedule of Investments for values in each country.
(b)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(c)

Derivative financial instruments are swaps, futures contracts, and forward foreign currency exchange contracts and options written. Swaps, futures contracts, and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

During the period ended October 31, 2018, there were no transfers between Level 1 and Level 2.

68

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Global Long/Short Credit Fund

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the year in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Unfunded Floating Rate Loan Interests	Preferred Stocks	Total
Investments:
Assets:
Opening Balance, as of July 31, 2018	$55,460,302	$393,247	$37,353	$85,521,805	$—	$992,755	$142,405,462
Transfers into Level 3	—	—	—	8,106,500	—	—	8,106,500
Transfers out of Level 3	(39,519,910)	—	(37,353)	(49,265,133)	—	—	(88,822,396)
Accrued discounts/premiums	—	—	—	4,003	—	—	4,003
Net realized gain (loss)	—	—	—	(1,398)	—	—	(1,398)
Net change in unrealized appreciation (depreciation)(a)	247,727	(33,150)	—	(281,969)	173	(280,042)	(347,261)
Purchases	(1,531,816)	—	—	11,089,843	—	—	9,558,027
Sales	—	—	—	(1,796,781)	—	—	(1,796,781)

Closing Balance, as of October 31, 2018	$14,656,303	$360,097	$—	$53,376,870	$173	$712,713	$69,106,156

Net change in unrealized appreciation (depreciation) on investments still held at October 31, 2018(a)	$(241,991)	$(33,150)	$—	$(279,276)	$173	$(280,042)	$(834,286)

(a)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at October 31, 2018 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

69

Item 2 –	Controls and Procedures
2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds IV

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Funds IV

Date: December 19, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Funds IV

Date: December 19, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Funds IV

Date: December 19, 2018